As Filed with the Securities and Exchange Commission on March 2, 2012
File Nos. 333-60789 and 811-08941

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)
Pre-Effective Amendment No.                    ( )
Post-Effective Amendment No. 33(X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940(X)
Amendment No. 36 (X)
THE VANTAGEPOINT FUNDS
(Exact Name of Registrant as Specified in Charter)
777 North Capitol Street, NE Ste 600, Washington, DC 20002-4240
(Address of Principal Executive Offices) (Zip Code)
(202) 962-4600
(Registrant’s Telephone Number, Including Area Code)
Angela Montez, Secretary
777 North Capitol Street, N.E., Ste. 600
Washington, DC 20002
(Name and Address of Agent for Service of Process)
With Copies to:
Kathryn B. McGrath, Esq.
Senior Vice President and General Counsel
ICMA Retirement Corporation
777 North Capitol Street, N.E. Ste 600
Washington, DC 20002
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of rule 485

☐	on ( ) pursuant to paragraph (b) of rule 485*

☐	60 days after filing pursuant to paragraph (a)(1) of rule 485

☑	on (May 1, 2012) pursuant to paragraph (a)(1) of rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of rule 485

☐	on (May 1, 2012) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE
The Registrant is filing this Post-Effective Amendment No. 33 to the Registration Statement of The Vantagepoint Funds (the “Fund”) to The purpose of this filing is to update the principal risk factors of certain Vantagepoint Model Portfolio and Milestone Funds to include convertible securities risks. This registration statement is also being filed in order to update Items 8 and 12 of Form N-1A to reflect the termination of the agreement between the Fund’s Distributor, ICMA-RC Services, LLC and UVEST relating to the sale of shares of the Fund’s series and to reflect that there are no other arrangements relating to the sale of Fund shares. The Fund’s Statement of Additional Information and all supplements to the Fund’s Prospectus and Statement are incorporated herein by reference.

THE VANTAGEPOINT FUNDS PROSPECTUS • MAY 1, 2012

Low Duration Bond Fund	VPIPX
Inflation Protected Securities Fund	VPTSX
Equity Income Fund	VPEIX
Growth & Income Fund	VPGIX
Growth Fund	VPGRX
Select Value Fund	VPSVX
Aggressive Opportunities Fund	VPAOX
Discovery Fund	VPDSX
International Fund	VPINX
Diversifying Strategies Fund	VPDAX
Core Bond Index Fund
Class I	VPCIX
Class II	VPCDX
500 Stock Index Fund
Class I	VPFIX
Class II	VPSKX
Broad Market Index Fund
Class I	VPMIX
Class II	VPBMX
Mid/Small Company Index Fund
Class I	VPSIX
Class II	VPMSX
Overseas Equity Index Fund
Class I	VPOIX
Class II	VPOEX
Model Portfolio Savings Oriented Fund	VPSOX
Model Portfolio Conservative Growth Fund	VPCGX
Model Portfolio Traditional Growth Fund	VPTGX
Model Portfolio Long-Term Growth Fund	VPLGX
Model Portfolio All-Equity Growth Fund	VPAGX
Milestone Retirement Income Fund	VPRRX
Milestone 2010 Fund	VPRQX
Milestone 2015 Fund	VPRPX
Milestone 2020 Fund	VPROX
Milestone 2025 Fund	VPRNX
Milestone 2030 Fund	VPRMX
Milestone 2035 Fund	VPRLX
Milestone 2040 Fund	VPRKX
Milestone 2045 Fund	VPRJX

The Vantagepoint Funds, a no-load open-end management investment company, operates as a “series” investment company offering the 29 distinct, diversified investment portfolios listed above (each a “Fund” and collectively the “Funds”). Each Fund has different investment objectives and strategies.

This prospectus gives you information about the Funds that you should know before investing. Please read this prospectus carefully and retain it for future reference. It contains important information, including how each Fund invests and the services available to shareholders.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARIES
Low Duration Bond Fund	1
Inflation Protected Securities Fund	4
Equity Income Fund	7
Growth & Income Fund	10
Growth Fund	12
Select Value Fund	15
Aggressive Opportunities Fund	18
Discovery Fund	21
International Fund	24
Diversifying Strategies Fund	27
Core Bond Index Fund	31
500 Stock Index Fund	33
Broad Market Index Fund	35
Mid/Small Company Index Fund	37
Overseas Equity Index Fund	39
Model Portfolio Savings Oriented Fund	41
Model Portfolio Conservative Growth Fund	44
Model Portfolio Traditional Growth Fund	47
Model Portfolio Long-Term Growth Fund	50
Model Portfolio All-Equity Growth Fund	53
Milestone Retirement Income Fund	56
Milestone 2010 Fund	59
Milestone 2015 Fund	63
Milestone 2020 Fund	67
Milestone 2025 Fund	71
Milestone 2030 Fund	75
Milestone 2035 Fund	79
Milestone 2040 Fund	83
Milestone 2045 Fund	86

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES	89

ADDITIONAL INFORMATION ABOUT THE FUNDS’ RISKS	115

DISCLOSURE OF THE FUNDS’ PORTFOLIO HOLDINGS	119

MANAGEMENT OF THE FUNDS	120

SHAREHOLDER INFORMATION	122
Definition of a Business Day	122
Share Accounting for All Funds	122
Valuation of the Funds’ Investment Securities	122
Reinvestment of Earnings	123
Pricing and Timing of Transactions	123
Reporting to Investors	123

PURCHASES, EXCHANGES, AND REDEMPTIONS	124
Purchases	124
Purchases—Vantagepoint Elite	124
Purchases by Employee Benefit Plans	124
Purchases by IRA Investors	125
Exchanges and Allocations Among Funds	125
Exchanges—Index Funds	125
Exchanges—Vantagepoint Elite	125
Exchanges by Telephone	125
Exchanges by Internet	125
Conversions—Index Funds	126
Redemptions	126
Redemptions—Vantagepoint Elite	126
Inability to Conduct Business	126
Frequent Purchases and Redemptions of Fund Shares	126

DISTRIBUTION ARRANGEMENTS	129

TAX CONSEQUENCES	130

FINANCIAL HIGHLIGHTS	131

FUND SUMMARIES

Low Duration Bond Fund

Investment Objective
To seek total return that is consistent with preservation of capital.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Subadviser fees	0.14%
Other expenses	0.40%
Total annual fund operating expenses	0.64%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$66
3 years	$205
5 years	$358
10 years	$800

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 80% of its net assets in bonds and other fixed income securities of varying maturities, and normally invests at least 65% of its net assets in bonds and other fixed income securities with more than one year to maturity. The Fund seeks to maintain a portfolio effective duration of no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates; see Interest Rate Risk below).

Investments selected by the Fund’s subadvisers are based on their analysis of securities, sectors, and anticipated changes in interest rates. To provide return opportunities, the Fund invests in fixed income securities that the Fund’s subadvisers believe offer attractive yields and are priced below fair market value relative to securities of similar credit quality and interest rate sensitivity.

The Fund’s investments in fixed income securities may include:

•	securities issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities, or supra-national organizations (such as the World Bank);
•	securities issued by U.S. or foreign companies;
•	U.S. and foreign mortgage-backed securities;
•	U.S. and foreign asset-backed securities; and
•	municipal securities.

The Fund generally invests in investment grade fixed income securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund’s subadvisers determine are of comparable quality). The Fund may invest up to 10% of its net assets in securities that are rated below investment grade (i.e., high yield securities) or are unrated securities that the Fund’s subadvisers determine are of comparable quality. The Fund may invest up to 30% of its net assets in foreign securities. The Fund primarily invests in securities that are denominated in the U.S. dollar, but can invest up to 10% of its net assets in securities that are denominated in foreign currencies.

The Fund also may invest up to 10% of its net assets in derivative instruments. The Fund’s subadvisers may use futures, options, and swap agreements to manage risk or obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions where the issuer is located. Certain municipal securities may be difficult to value or sell at a fair price.

Call Risk—A fixed income security may include a provision that allows the issuer to purchase the security back from its holder earlier than the final maturity date of the security, known as a “call feature.” Issuers often exercise this right when interest rates have declined, in which case, the Fund may be forced to reinvest the proceeds received at a lower interest rate.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

High Yield Securities Risk—Fixed income securities that are rated below “investment grade” (commonly known as “high yield bonds” or “junk bonds”) or, if unrated, are considered by a subadviser to be of equivalent quality, are speculative and involve a greater risk of default than “investment grade” securities. The values of these securities are particularly sensitive to changes in interest rates, issuer creditworthiness, and economic and political conditions. The market prices of these securities may decline significantly in periods of general economic difficulty, may be harder to value, and may be less liquid than higher rated securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
5.34%	-1.72%
(2nd Qtr 2009)	(3rd Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2010)	1 year	5 years	10 years

Low Duration Bond Fund
Return before taxes	3.58%	4.31%	3.92%
Return after taxes on distributions	2.63%	2.99%	2.47%
Return after taxes on distributions and sale of fund shares	2.32%	2.90%	2.48%
BofA Merrill Lynch 1-3 Year US Corporate & Government Index (reflects no deduction for fees, expenses, or taxes)	2.82%	4.49%	4.27%
Morningstar Short-Term Bond Funds Average (reflects no deduction for taxes)	4.11%	3.76%	3.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Payden & Rygel
Name	Title with Subadviser	Length of Service

Brian W. Matthews, CFA	Managing Principal and Senior Member of Investment Policy Committee	Portfolio Manager of the Fund since December 2004

Mary Beth Syal, CFA	Managing Principal and Senior Member of Investment Policy Committee	Portfolio Manager of the Fund since March 2008

STW Fixed Income Management LLC
Name	Title with Subadviser	Length of Service

William H. Williams	Chief Executive Officer and Chief Investment Officer	Portfolio Manager of the Fund since November 2004

Edward H. Jewett	Principal and Portfolio Manager	Portfolio Manager of the Fund since November 2004

Richard A. Rezek, Jr., CFA	Principal and Portfolio Manager	Portfolio Manager of the Fund since November 2004

Andrew B.J. Chorlton, CFA	Principal and Portfolio Manager	Portfolio Manager of the Fund since February 2008

Neil G Sutherland, CFA	Vice President and Portfolio Manager	Portfolio Manager of the Fund since November 2008

Julio C. Bonilla, CFA	Vice President and Portfolio Manager	Portfolio Manager of the Fund since March 2010

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Inflation Protected Securities Fund

Investment Objective
To offer current income.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Subadviser fees	0.15%
Other expenses	0.40%
Total annual fund operating expenses	0.65%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$67
3 years	$209
5 years	$363
10 years	$812

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 80% of its net assets in inflation-adjusted U.S. and foreign fixed income securities and normally invests at least 50% of its net assets in U.S. Treasury inflation-protected securities (“TIPS”). Inflation-adjusted securities are designed to protect the future purchasing power of the money invested in them; either their principal value or interest payments are indexed to changes in inflation. The Fund’s investments in these securities may include:

•	fixed income securities issued or guaranteed by the U.S. Government, foreign governments (national, regional or local), their agencies or instrumentalities, or supra-national organizations (such as the World Bank);
•	fixed income securities issued by U.S. and foreign companies; and
•	municipal securities.

The Fund generally invests in investment grade fixed income securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund’s subadvisers determine are of comparable quality). The Fund generally invests in securities denominated in U.S. dollars, but may also invest its assets in securities denominated in foreign currencies.

The Fund may invest up to 20% of its net assets in U.S. and foreign fixed income securities whose values are not linked to adjustments in inflation rates. These securities may include securities issued by the types of issuers described above and U.S. and foreign mortgage-backed and asset-backed securities.

The Fund may invest up to 20% of its net assets in derivative instruments. The Fund’s subadvisers may use futures, options, and swap agreements to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

The Fund’s portfolio turnover typically exceeds 100% due to the small size of the TIPS market and active trading by the Fund’s subadvisers in that market to seek attractive return opportunities.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Inflation-Adjusted Securities Risk—Investments in inflation-adjusted securities are affected by changes in interest and inflation rates. Interest payments on inflation-adjusted securities will vary as the principal or interest is adjusted for inflation and may be more volatile than interest paid on ordinary fixed income securities. Inflation-adjusted securities may not produce a steady income stream, particularly during deflationary periods, and during periods of extreme deflation these securities may not provide any income.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Call Risk—A fixed income security may include a provision that allows the issuer to purchase the security back from its holder earlier than the final maturity date of the security, known as a “call feature.” Issuers often exercise this right when interest rates have declined, in which case, the Fund may be forced to reinvest the proceeds received at a lower interest rate.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions where the issuer is located. Certain municipal securities may be difficult to value or sell at a fair price.

Active Trading Risk—The Fund may engage in a significant number of short-term transactions, which may adversely affect performance. Increased portfolio turnover may result in higher brokerage costs or other transactions fees and expenses. These costs are ultimately passed on to shareholders.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
5.80%	-3.69%
(3rd Qtr 2001)	(3rd Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2010)	1 year	5 years	10 years

Inflation Protected Securities Fund
Return before taxes	5.95%	5.59%	4.83%
Return after taxes on distributions	4.95%	4.33%	3.50%
Return after taxes on distributions and sale of fund shares	4.07%	4.06%	3.37%
Barclays Capital U.S. TIPS Index (Series-L) (reflects no deduction for fees, expenses, or taxes)	6.31%	5.33%	7.02%
Morningstar Inflation-Protected Bond Funds Average (reflects no deduction for taxes)	5.94%	4.38%	5.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

BlackRock Financial Management, Inc.
Name	Title with Subadviser	Length of Service

Brian Weinstein	Managing Director	Portfolio Manager of the Fund since October 2007

Martin Hegarty	Managing Director	Portfolio Manager of the Fund since July 2010

Pacific Investment Management Company, LLC
Name	Title with Subadviser	Length of Service

Mihir Worah	Managing Director	Portfolio Manager of the Fund since January 2008

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Equity Income Fund

Investment Objective
To offer long-term capital growth with consistency derived from dividend yield.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Subadviser fees	0.37%
Other expenses	0.38%
Total annual fund operating expenses	0.85%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$87
3 years	$272
5 years	$473
10 years	$1,052

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities (common and preferred stock). The Fund seeks to invest primarily in the common stocks of U.S. companies that the Fund’s subadvisers believe will pay dividends at above-market levels. As a result of the Fund’s income focus, certain sectors or industries may be emphasized. The Fund may exhibit greater sensitivity to certain economic factors (e.g., changing interest rates) than will the general stock market. The Fund may invest across companies of all sizes but generally focuses on larger capitalization companies, which tend to have stable long-term earnings and dividend-paying records.

The Fund also may invest in:

•	foreign equity securities;
•	U.S. and foreign convertible securities; and
•	U.S. preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Value Style Risk—The prices of securities a subadviser believes are priced below fair market value, may not appreciate as anticipated, or may decrease. Value-oriented equity securities as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth-oriented” equity securities.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
21.12%	-25.10%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2010)	1 year	5 years	10 years

Equity Income Fund
Return before taxes	13.28%	2.80%	4.97%
Return after taxes on distributions	13.12%	2.29%	4.33%
Return after taxes on distributions and sale of fund shares	8.84%	2.37%	4.14%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%
Morningstar Large Value Funds Average (reflects no deduction for taxes)	13.66%	1.43%	3.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Barrow, Hanley, Mewhinney & Strauss, LLC
Name	Title with Subadviser	Length of Service

Robert J. Chambers, CFA	Portfolio Manager and Managing Director	Portfolio Manager of the Fund since August 1999

Mark Giambrone, CPA	Portfolio Manager and Managing Director	Portfolio Manager of the Fund since January 2008

R. Lewis Ropp	Portfolio Manager and Managing Director	Portfolio Manager of the Fund since March 2011

Southeastern Asset Management, Inc.
Name	Title with Subadviser	Length of Service

O. Mason Hawkins, CFA	Chief Executive Officer	Portfolio Manager of the Fund since December 2000

G. Staley Cates, CFA	President	Portfolio Manager of the Fund since December 2000

T. Rowe Price Associates, Inc.
Name	Title with Subadviser	Length of Service

Brian C. Rogers, CFA, CIC	Chairman and Chief Investment Officer of T. Rowe Price Group, Inc.	Portfolio Manager of the Fund since August 1999

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Growth & Income Fund

Investment Objective
To offer long-term capital growth and current income.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Subadviser fees	0.31%
Other expenses	0.38%
Total annual fund operating expenses	0.79%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$81
3 years	$253
5 years	$440
10 years	$981

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, primarily in U.S. common stocks that the Fund’s subadvisers believe offer the potential for capital appreciation or that may provide current income by paying dividends. Strategies used by the Fund’s subadvisers include: 1) focusing on large-capitalization U.S. companies whose common stocks are believed to offer potential for price appreciation because of undervaluation, earnings growth, or both; and 2) emphasizing U.S. stocks that may pay dividends.

The Fund also may invest in:

•	foreign equity securities (common and preferred stock);
•	mid-capitalization equity securities;
•	U.S. preferred stock; and
•	U.S. convertible securities.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
17.11%	-21.88%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2010)	1 year	5 years	10 years

Growth & Income Fund
Return before taxes	14.81%	2.64%	2.33%
Return after taxes on distributions	14.67%	1.94%	1.86%
Return after taxes on distributions and sale of fund shares	9.80%	2.23%	1.94%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Morningstar Large Blend Funds Average (reflects no deduction for taxes)	14.01%	1.98%	1.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Fiduciary Management, Inc.
Name	Title with Subadviser	Length of Service

Ted Kellner, CFA	Chairman and CEO	Portfolio Manager of the Fund since January 2009

Patrick English, CFA	President and Chief Investment Officer	Portfolio Manager of the Fund since January 2009

John Brandser	Executive Vice President and COO	Portfolio Manager of the Fund since January 2009

Andy Ramer, CFA	Director of Research	Portfolio Manager of the Fund since January 2010

T. Rowe Price Associates, Inc.
Name	Title with Subadviser	Length of Service

Larry J. Puglia, CPA, CFA	Vice President	Portfolio Manager of the Fund since June 2001

Wellington Management Company, LLP
Name	Title with Subadviser	Length of Service

Ian R. Link, CFA	Director and Equity Portfolio Manager	Portfolio Manager of the Fund since February 2008

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Growth Fund

Investment Objective
To offer long-term capital growth.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees[1]	0.10%
Subadviser fees[2]	0.35%
Other expenses	0.38%
Total annual fund operating expenses[2]	0.83%

[1]	VIA will waive its management fee or reimburse expenses to the extent necessary as a result of any increase in subadvisory fees payable by the Growth Fund that would cause the aggregate management and subadvisory fees of the Growth Fund to exceed 0.54% as a result of subadvisory changes. This commitment will continue until such time as shareholders approve an increase in this limit.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$85
3 years	$266
5 years	$462
10 years	$1,029

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, primarily in U.S. common stocks that are considered by the Fund’s subadvisers to have above-average potential for growth. The subadvisers emphasize stocks of seasoned medium- and large-capitalization firms.

The Fund also may invest in:

•	foreign equity securities (common and preferred stock);
•	small-capitalization equity securities;
•	U.S. preferred stock; and
•	U.S. convertible securities.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Growth Style Risk—The prices of growth-oriented equity securities may fall or fail to appreciate as anticipated by a subadviser, regardless of movements in the securities markets. Equity securities representing a growth style may be out of favor in the market and the prices of growth-oriented equity securities may be more sensitive to changes in current or expected earnings than other styles of investing, particularly over shorter time periods.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
19.68%	-25.58%
(4th Qtr 2001)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2010)	1 year	5 years	10 years

Growth Fund
Return before taxes	14.76%	0.77%	-0.72%
Return after taxes on distributions	14.65%	0.68%	-0.79%
Return after taxes on distributions and sale of fund shares	9.74%	0.65%	-0.62%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%
Morningstar Large Growth Funds Average (reflects no deduction for taxes)	15.53%	2.77%	0.30%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Columbus Circle Investors
Name	Title with Subadviser	Length of Service

Anthony Rizza, CFA	Senior Managing Director	Portfolio Manager of the Fund since September 2008

Thomas Bisighini, CFA	Managing Director	Co-Portfolio Manager since May 2011

D.G. Capital Management Trust
Name	Title with Subadviser	Length of Service

Manu Daftary	Chairman and Chief Investment Officer	Portfolio Manager of the Fund since September 2008

Legg Mason Capital Management, Inc.
Name	Title with Subadviser	Length of Service

Robert Hagstrom, CFA	Senior Vice President and Portfolio Manager	Portfolio Manager of the Fund since May 2005

Tukman Grossman Capital Management, Inc.
Name	Title with Subadviser	Length of Service

Melvin Tukman	President and Director	Portfolio Manager of the Fund since October 1999

Daniel Grossman	Vice President	Portfolio Manager of the Fund since October 1999

Westfield Capital Management Company, L.P.
Name	Title with Subadviser	Length of Service

William Muggia	President, Chief Executive Officer, Partner and Chief Investment Officer	Portfolio Manager of the Fund since May 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Select Value Fund

Investment Objective
To offer long-term growth from dividend income and capital appreciation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Subadviser fees	0.50%
Other expenses	0.40%
Total annual fund operating expenses	1.00%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$103
3 years	$320
5 years	$555
10 years	$1,229

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, primarily in common stocks of mid-capitalization U.S. companies that the Fund’s subadvisers believe present attractive investment opportunities at favorable prices in relation to the intrinsic worth of the issuer and may also offer the possibility for growth through the reinvestment of dividends. The Fund generally seeks to invest in common stocks of companies with market capitalizations that fall within the range of companies in the Russell Midcap Value Index. The Fund may invest up to 10% of its net assets in real estate investment trusts.

The Fund also may invest in:

•	foreign equity securities (common and preferred stock);
•	U.S. preferred stock;
•	U.S. convertible securities; and
•	small-capitalization equity securities.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Value Style Risk—The prices of securities a subadviser believes are priced below fair market value, may not appreciate as anticipated, or may decrease. Value-oriented equity securities as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth-oriented” equity securities.

Real Estate Investment Trust (“REIT”) Securities Risk—Investments in REITs are subject to risks generally associated with investing in real estate, such as declining real estate values, over-building, property tax increases, increases in operating expenses and interest rates, insufficient levels of occupancy, the inability to obtain financing (at all or on acceptable terms), and the national, regional and local economic conditions affecting the real estate market.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
19.31%	-23.61%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns		Since
(for the periods ended		Inception
December 31, 2010)	1 year	(October 30, 2007)

Select Value Fund
Return before taxes	20.34%	0.78%
Return after taxes on distributions	20.18%	0.59%
Return after taxes on distributions and sale of fund shares	13.43%	0.62%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	24.75%	-0.83%
Morningstar Mid-Cap Value Funds Average (reflects no deduction for taxes)	21.92%	-0.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Artisan Partners Limited Partnership
Name	Title with Subadviser	Length of Service

James C. Kieffer	Managing Director and Portfolio Manager	Portfolio Manager of the Fund since September 2008

Scott C. Satterwhite	Managing Director and Portfolio Manager	Portfolio Manager of the Fund since September 2008

George O. Sertl, Jr.	Managing Director and Portfolio Manager	Portfolio Manager of the Fund since September 2008

Systematic Financial Management, L.P.
Name	Title with Subadviser	Length of Service

Ronald Mushock, CFA	Portfolio Manager	Portfolio Manager of the Fund since October 2007

Kevin McCreesh, CFA	Chief Investment Officer	Portfolio Manager of the Fund since October 2007

WEDGE Capital Management LLP
Name	Title with Subadviser	Length of Service

Paul M. VeZolles, CFA	General Partner and Lead Mid-Cap Analyst	Portfolio Manager of the Fund since October 2007

Martin L. Robinson, CFA	General Partner and Portfolio Manager	Portfolio Manager of the Fund since October 2007

John G. Norman	General Partner and Portfolio Manager	Portfolio Manager of the Fund since October 2007

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Aggressive Opportunities Fund

Investment Objective
To offer high long-term capital appreciation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Subadviser fees	0.44%
Other expenses	0.39%
Total annual fund operating expenses	0.93%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$95
3 years	$298
5 years	$517
10 years	$1,147

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, primarily in common stocks of small- to mid-capitalization U.S. and foreign companies that the Fund’s subadvisers believe offer the opportunity for high capital appreciation. The range of the mid-capitalization stocks in which the Fund normally invests is expected to be that of the Russell Midcap Index.

The Fund also may invest in:

•	foreign equity securities (common and preferred stock, including those of issuers located in emerging market countries);
•	U.S. preferred stock; and
•	U.S. and foreign convertible securities.

The Fund’s subadvisers may invest in a company’s preferred stock or convertible security for various reasons including when they believe the security type offers a higher risk-adjusted return opportunity than the company’s common stock. Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund’s subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may manage foreign currency risks by using forward currency contracts. Fund investments in derivative instruments are limited to 10% of the Fund’s net assets but normally will not exceed 5% of the Fund’s net assets.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Growth Style Risk—The prices of growth-oriented equity securities may fall or fail to appreciate as anticipated by a subadviser, regardless of movements in the securities markets. Equity securities representing a growth style may be out of favor in the market and the prices of growth-oriented equity securities may be more sensitive to changes in current or expected earnings than other styles of investing, particularly over shorter time periods.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
24.94%	-30.38%
(4th Qtr 2001)	(3rd Qtr 2001)

Average Annual Total Returns
(for the periods ended
December 31, 2010)	1 year	5 years	10 years

Aggressive Opportunities Fund
Return before taxes	19.12%	4.78%	2.45%
Return after taxes on distributions	19.12%	3.90%	1.95%
Return after taxes on distributions and sale of fund shares	12.43%	3.92%	1.98%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	26.38%	4.88%	3.12%
Morningstar Mid-Cap Growth Funds Average (reflects no deduction for taxes)	24.61%	4.58%	2.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Legg Mason Capital Management, LLC.
Name	Title with Subadviser	Length of Service

Sam Peters, CFA	Senior Vice President and Portfolio Manager	Portfolio Manager of the Fund since 2006

Southeastern Asset Management, Inc.
Name	Title with Subadviser	Length of Service

O. Mason Hawkins, CFA	Chief Executive Officer	Portfolio Manager of the Fund since July 2002

G. Staley Cates, CFA	President	Portfolio Manager of the Fund since July 2002

TimesSquare Capital Management, LLC
Name	Title with Subadviser	Length of Service

Tony Rosenthal, CFA	Managing Director and Portfolio Manager/Analyst	Portfolio Manager of the Fund since January 2006

Grant Babyak	Managing Director and Portfolio Manager	Portfolio Manager of the Fund since January 2006

Wellington Management Company, LLP
Name	Title with Subadviser	Length of Service

Philip W. Ruedi, CFA	Senior Vice President and Equity Portfolio Manager	Portfolio Manager of the Fund since May 2011

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Discovery Fund

Investment Objective
To offer long-term capital growth.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Subadviser fees	0.44%
Other expenses	0.44%
Total annual fund operating expenses	0.98%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$100
3 years	$314
5 years	$544
10 years	$1,206

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, primarily in a combination of common stocks of U.S. small-capitalization companies, Russell 2000 Index futures contracts, and U.S. and foreign fixed income securities. The Fund’s subadvisers select stocks that they believe have above-average potential for growth and that generally have market capitalizations that fall within the range of companies in the Russell 2000 Index. The Fund’s U.S. and foreign fixed income securities (1) are held, in part, as collateral in conjunction with the Fund’s use of futures contracts; (2) may include government and agency securities, corporate bonds, mortgage-backed securities, asset-backed securities, and municipal securities; and (3) at all times have a portfolio effective duration no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates; see Interest Rate Risk below).

The Fund also may invest in:

•	foreign equity securities (common and preferred stock, including those of issuers located in emerging market countries);
•	U.S. preferred stock; and
•	U.S. and foreign convertible securities.

The Fund’s subadvisers may invest in a company’s preferred stock or convertible security for various reasons including when they believe the security type offers a higher return opportunity than the company’s common stock. Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund’s fixed income securities are generally investment grade securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund’s subadvisers determine are of comparable quality).

In addition to Russell 2000 Index futures contracts, the Fund’s subadvisers also may use other derivative instruments. The Fund’s subadvisers may use futures, options, and swap agreements to manage risk, or to obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to manage foreign currency risks. Investments in derivative instruments are limited to 15% of the Fund’s net assets.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions where the issuer is located. Certain municipal securities may be difficult to value or sell at a fair price.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Call Risk—A fixed income security may include a provision that allows the issuer to purchase the security back from its holder earlier than the final maturity date of the security, known as a “call feature.” Issuers often exercise this right when interest rates have declined, in which case, the Fund may be forced to reinvest the proceeds received at a lower interest rate.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

High Yield Securities Risk—Fixed income securities that are rated below “investment grade” (commonly known as “high yield bonds” or “junk bonds”) or, if unrated, are considered by a subadviser to be of equivalent quality, are speculative and involve a greater risk of default than “investment grade” securities. The values of these securities are particularly sensitive to changes in interest rates, issuer creditworthiness, and economic and political conditions. The market prices of these securities may decline significantly in periods of general economic difficulty, may be harder to value, and may be less liquid than higher rated securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
25.94%	-26.99%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns		Since
(for the periods ended		Inception
December 31, 2010)	1 year	(October 30, 2007)

Discovery Fund
Return before taxes	26.08%	0.32%
Return after taxes on distributions	25.78%	-0.22%
Return after taxes on distributions and sale of fund shares	17.05%	-0.04%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	26.85%	-0.05%
Morningstar Small Blend Funds Average (reflects no deduction for taxes)	25.61%	-0.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Payden & Rygel
Name	Title with Subadviser	Length of Service

Asha B. Joshi, CFA	Managing Principal and Member of Investment Policy Committee	Portfolio Manager of the Fund since October 2007

Brian W. Matthews, CFA	Managing Principal and Senior Member of Investment Policy Committee	Portfolio Manager of the Fund since October 2007

Wellington Management Company, LLP
Name	Title with Subadviser	Length of Service

Jamie A. Rome, CFA	Senior Vice President and Equity Portfolio Manager	Portfolio Manager of the Fund since October 2007

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

International Fund

Investment Objective
To offer long-term capital growth and diversification by country.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Subadviser fees	0.48%
Other expenses	0.40%
Total annual fund operating expenses	0.98%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$100
3 years	$314
5 years	$544
10 years	$1,206

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests primarily in the common stocks of companies headquartered outside the United States. Under normal circumstances, the Fund invests at least 80% of its net assets in foreign equity securities (common and preferred stock), including securities of issuers located in emerging market countries. Strategies used by the Fund’s subadvisers include: 1) investing in equity securities believed to have above-average potential for growth across multiple capitalization sizes; and 2) investing in equity securities believed to be priced below fair market value at the time of purchase.

The Fund also may invest in:

•	U.S. or foreign fixed income securities;
•	U.S. equity securities; and
•	U.S. or foreign convertible securities.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund’s subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. Fund investments in derivative instruments are limited to 10% of the Fund’s net assets but normally will not exceed 5% of the Fund’s net assets.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional non-convertible securities. The market prices of these securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
21.37%	-21.17%
(2nd Qtr 2009)	(3rd Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2010)	1 year	5 years	10 years

International Fund
Return before taxes	7.61%	2.01%	2.73%
Return after taxes on distributions	7.29%	1.21%	2.27%
Return after taxes on distributions and sale of fund shares	5.35%	1.91%	2.47%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	3.50%
Morningstar Foreign Large Blend Funds Average (reflects no deduction for taxes)	10.24%	2.69%	3.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Artisan Partners Limited Partnership
Name	Title with Subadviser	Length of Service

Mark L. Yockey	Managing Director and Portfolio Manager	Portfolio Manager of the Fund since October 2002

GlobeFlex Capital, LP
Name	Title with Subadviser	Length of Service

Robert Anslow	Chief Investment Officer	Portfolio Manager of the Fund since January 2006

Mondrian Investment Partners Limited
Name	Title with Subadviser	Length of Service

Elizabeth Desmond	Director and Chief Investment Officer of International Equities	Portfolio Manager of the Fund since October 2009

Nigel Bliss	Senior Portfolio Manager	Portfolio Manager of the Fund since October 2009

Walter Scott & Partners Limited
Name	Title with Subadviser	Length of Service

Jane Henderson	Managing Director	Portfolio Manager of the Fund since May 2009

Roy Leckie	Director	Portfolio Manager of the Fund since May 2009

Charles Macquaker	Director	Portfolio Manager of the Fund since May 2011

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Diversifying Strategies Fund

Investment Objective
To offer long-term capital growth.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Subadviser fees	0.40%
Other expenses	0.41%
Total annual fund operating expenses	0.91%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$93
3 years	$291
5 years	$506
10 years	$1,123

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different from that of traditional asset classes, such as stocks and fixed income securities (i.e., a “low correlation” to such asset classes). In combination, the Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and fixed income securities (including convertible securities) and foreign currencies through direct investments or through the use of derivative instruments. The Fund currently uses the following investment strategies:

•	Global Tactical Asset Allocation Strategy;
•	Low Duration-Plus Fixed Income Strategy; and
•	Convertible Securities Strategy.

Each of these investment strategies is described in more detail below.

•	Global Tactical Asset Allocation Strategy—The Fund allocates a portion of its assets to the global equity, investment grade fixed income and currency markets by investing in derivative instruments that provide investment exposure to fixed income securities, currencies and common or preferred stocks issued by companies, governments or their agencies or instrumentalities located in any part of the world, including emerging market countries. These derivative instruments generate their returns from the performance of such fixed income securities, currencies, or stocks and include, but are not limited to, futures, options, swap agreements (including total return, credit default, and interest rate swaps), and forward currency contracts.

•	Low Duration-Plus Fixed Income Strategy—Another portion of the Fund’s portfolio invests in core short and intermediate maturity fixed income securities (including securities issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities, and U.S. and foreign mortgage-backed and asset backed securities) that combined generally have a portfolio effective duration of no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates; see Interest Rate Risk below). These fixed income securities are generally investment grade securities (i.e., securities rated within the four highest grades by a major ratings agency or unrated securities that the Fund’s subadvisers determine are of comparable quality) that the Fund’s subadviser believes provide return opportunities because they are priced below fair market value relative to securities of similar credit quality and interest rate sensitivity. Plus, the strategy also incorporates investments in non-core sectors and securities which may include but are not limited to below investment grade and unrated securities, foreign securities, including securities of issuers located in emerging market countries, inflation-adjusted securities, and currencies, that the Fund’s subadviser believes offer attractive investment opportunities. The Fund may use futures and swaps as part of this fixed income strategy and seeks to reduce risk of loss due to currency fluctuations by hedging its non-U.S. dollar exposure, using a variety of techniques, including forward currency contracts.

•	Convertible Securities Strategy—The Fund allocates a portion of its assets to a portfolio of convertible securities of U.S. or foreign companies (which may include issuers located in emerging market countries). Convertible securities possess investment characteristics of both stocks and bonds. The Fund’s subadvisers seek to invest in those securities they believe are priced below fair market value and represent an attractive risk/reward potential. Many of these securities are rated below investment grade. The Fund’s subadvisers also may invest in a combination of either convertible or non-convertible bonds, and common stocks or equity options, to seek to replicate the investment exposure of convertible securities or to seek to manage risk. The Fund’s subadvisers implementing this strategy may also invest in non-convertible bonds, common stocks, as well as “restricted” securities, such as Rule 144A securities.

Additional Information About the Fund’s Investments
The Fund uses derivative instruments, including futures and options, swap agreements, and forward currency contracts, to achieve desired investment exposure, enhance portfolio efficiency, or manage risk. Trading in derivative instruments is used as an alternative to, or in conjunction with, buying, selling and holding stocks and fixed income securities.

The Fund may take both long and short positions in derivative instruments (short positions may involve greater risks than long positions, as the risk of loss is theoretically unlimited, unlike with a long position, in which the risk of loss may be limited to the amount invested). Under normal conditions, the Fund expects to maintain derivative positions that represent net long exposures in relation to specific underlying stocks, bonds, currencies or indexes.

The market value of the Fund’s net assets held in short positions in derivative instruments is not expected to exceed 25% of the market value of the Fund’s net assets. Normally, on average and over the long term, this percentage is expected to be between 0% and 10%. The Fund does not sell underlying securities short. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

The Fund generally holds a significant portion of its assets in high-quality, short-term fixed income securities, in order to provide liquidity and meet derivatives collateral obligations. The Fund may also invest in mortgage-backed securities and asset-backed securities. Under normal circumstances, the Fund invests at least 40% of its net assets in fixed income securities. The Fund’s investments in fixed income securities generally are rated B or higher by a major ratings agency (or are unrated securities that the Fund’s subadvisers determine are of comparable quality); securities rated CCC (or equivalent) or unrated securities that the Fund’s subadvisers determine are of comparable quality (the minimum quality permitted) are permitted but will be less than 5% of the Fund’s net assets.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

High Yield Securities Risk—Fixed income securities that are rated below “investment grade” (commonly known as “high yield bonds” or “junk bonds”) or, if unrated, are considered by a subadviser to be of equivalent quality, are speculative and involve a greater risk of default than “investment grade” securities. The values of these securities are particularly sensitive to changes in interest rates, issuer creditworthiness, and economic and political conditions. The market prices of these securities may decline significantly in periods of general economic difficulty, may be harder to value, and may be less liquid than higher rated securities.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a custom benchmark. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
4.07%	-5.08%
(3rd Qtr 2010)	(3rd Qtr 2008)

Average Annual Total Returns		Since
(for the periods ended		Inception
December 31, 2010)	1 year	(October 30, 2007)

Diversifying Strategies Fund
Return before taxes	5.04%	1.36%
Return after taxes on distributions	4.39%	1.07%
Return after taxes on distributions and sale of fund shares	3.29%	0.99%
Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.15%	6.06%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	11.06%	1.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s Custom Benchmark is comprised of 50% Barclays Capital U.S. Intermediate Aggregate Bond Index and 50% S&P 500 Index.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Analytic Investors, LLC
Name	Title with Subadviser	Length of Service

Harindra de Silva, Ph.D., CFA	President and Portfolio Manager	Portfolio Manager of the Fund since October 2007

Greg McMurran	Chief Investment Officer	Portfolio Manager of the Fund since October 2007

David Krider, CFA	Portfolio Manager	Portfolio Manager of the Fund since January 2009

Ram Willner, D.B.A.	Portfolio Manager	Portfolio Manager of the Fund since June 2008

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

Vassilis Dagioglu	Managing Director, Asset Allocation	Portfolio Manager of the Fund since October 2007

James H. Stavena	Managing Director, Asset Allocation	Portfolio Manager of the Fund since October 2007

Torrey K. Zaches, CFA	Managing Director, Asset Allocation	Portfolio Manager of the Fund since March 2010

Payden & Rygel
Name	Title with Subadviser	Length of Service

Brian W. Matthews, CFA	Managing Principal and Senior Member of Investment Policy Committee	Portfolio Manager of the Fund since October 2007

Mary Beth Syal, CFA	Managing Principal and Senior Member of Investment Policy Committee	Portfolio Manager of the Fund since March 2008

Calamos Advisors, LLC
Name	Title with Subadviser	Length of Service

John P. Calamos, Sr.	Chairman, CEO and Co-Chief Investment Officer	Portfolio Manager of the Fund since January 2010

Nick P. Calamos	President of Investments and Co-Chief Investment Officer	Portfolio Manager of the Fund since January 2010

John P. Calamos, Jr.	Executive Vice President and Senior Strategy Analyst	Portfolio Manager of the Fund since January 2010

Jeff Scudieri	Senior Vice President and Co-Head of Research and Investments	Portfolio Manager of the Fund since January 2010

Jon Vacko	Senior Vice President and Co-Head of Research and Investments	Portfolio Manager of the Fund since January 2010

John Hillenbrand	Senior Vice President and Senior Strategy Analyst	Portfolio Manager of the Fund since January 2010

Steve Klouda	Senior Vice President and Senior Strategy Analyst	Portfolio Manager of the Fund since January 2010

Christopher Hartman	Asst. Vice President and Senior Strategy Analyst	Portfolio Manager of the Fund since March 2010

Joe Wysocki	Asst. Vice President and Senior Strategy Analyst	Portfolio Manager of the Fund since March 2010

Shenkman Capital Management, Inc.
Name	Title with Subadviser	Length of Service

Mark R. Shenkman	President and Chief Investment Officer	Portfolio Manager of the Fund since January 2010

Raymond F. Condon	Senior Vice President and Portfolio Manager	Portfolio Manager of the Fund since January 2010

The Fund is available for investment only by the Vantagepoint Model Portfolio Funds and Vantagepoint Milestone Funds.

Core Bond Index Fund

Investment Objective
To offer current income by approximating the performance of the Barclays Capital U.S. Aggregate Bond Index.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	Class I	Class II

Management fees	0.05%	0.05%
Subadviser fees	0.02%	0.02%
Other expenses	0.35%	0.15%
Total annual fund operating expenses	0.42%	0.22%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class II

1 year	$43	$23
3 years	$135	$71
5 years	$236	$124
10 years	$531	$281

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 90% of its net assets in bonds and other fixed income securities included in the Barclays Capital U.S. Aggregate Bond Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that consists of investment grade U.S. dollar-denominated fixed income securities (i.e., U.S. dollar-denominated securities rated within the four highest grades by a major ratings agency).

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s (Class I) performance can change from year to year and by showing how the Fund’s (Class I) average annual total returns compare with a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
4.88%	-2.56%
(3rd Qtr 2001)	(2nd Qtr 2004)

	1 year		5 years		10 years

Average Annual
Total Returns
(for the periods ended
December 31, 2010)	Class I	Class II	Class I	Class II	Class I	Class II

Core Bond Index Fund

Return before taxes	6.13%	6.41%	5.33%	5.55%	5.42%	5.64%
Return after taxes on distributions	4.71%	—	3.61%	—	3.57%	—
Return after taxes on distributions and sale of fund shares	3.97%	—	3.53%	—	3.53%	—
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	—	5.80%	—	5.84%	—

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Subadviser

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

David Kwan, CFA	Managing Director, Head of Fixed Income Management	Portfolio Manager of the Fund since March 2004

Lowell Bennett, CFA	Managing Director, Fixed Income Strategist	Portfolio Manager of the Fund since March 2004

Purchase and Sale of Fund Shares—Class I shares of the Fund are available to Individual Retirement Accounts (“IRAs”) and other individual accounts. Class II shares of the Fund are available to public sector employee benefit plan(s) sponsored by a public employer or other account that utilizes the EZLink platform and (i) has total assets in excess of $20 million administered by ICMA Retirement Corporation or (ii) has other qualifying characteristics.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an IRA or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

500 Stock Index Fund

Investment Objective
To offer long-term capital growth by approximating the performance of the S&P 500 Index.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	Class I	Class II

Management fees	0.05%	0.05%
Subadviser fees	0.02%	0.02%
Other expenses	0.36%	0.16%
Total annual fund operating expenses	0.43%	0.23%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class II

1 year	$44	$24
3 years	$138	$74
5 years	$241	$130
10 years	$543	$293

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 90% of its net assets in stocks included in the S&P 500 Index, weighted to seek to replicate the investment characteristics of the S&P 500 Index and performance that correlates with that of the index.

The Fund follows an indexed or “passively managed” approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The S&P 500 Index is an unmanaged index that consists of 500 common stocks representing larger- capitalization companies traded in the U.S.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s (Class I) performance can change from year to year and by showing how the Fund’s (Class I) average annual total returns compare with a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
15.96%	-22.02%
(2nd Qtr 2009)	(4th Qtr 2008)

	1 year		5 years		10 years

Average Annual
Total Returns
(for the periods ended
December 31, 2010)	Class I	Class II	Class I	Class II	Class I	Class II

500 Stock Index Fund
Return before taxes	14.56%	14.78%	1.87%	2.09%	0.98%	1.18%
Return after taxes on distributions	14.32%	—	1.61%	—	0.71%	—
Return after taxes on distributions and sale of fund shares	9.78%	—	1.58%	—	0.76%	—
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	—	2.29%	—	1.41%	—

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Subadviser

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

Karen Q. Wong, CFA	Managing Director, Equity Index Strategies	Portfolio Manager of the Fund since March 2004

Richard Brown, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since March 2004

Thomas J. Durante, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since July 2009

Purchase and Sale of Fund Shares—Class I shares of the Fund are available to Individual Retirement Accounts (“IRAs”) and other individual accounts. Class II shares of the Fund are available to public sector employee benefit plan(s) sponsored by a public employer or other account that utilizes the EZLink platform and (i) has total assets in excess of $20 million administered by ICMA Retirement Corporation or (ii) has other qualifying characteristics.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an IRA or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Broad Market Index Fund

Investment Objective
To offer long-term capital growth by approximating the performance of the Wilshire 5000 Total Market Index.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	Class I	Class II

Management fees	0.05%	0.05%
Subadviser fees	0.02%	0.02%
Other expenses	0.35%	0.15%
Total annual fund operating expenses	0.42%	0.22%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class II

1 year	$43	$23
3 years	$135	$71
5 years	$236	$124
10 years	$531	$281

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 90% of its net assets in equity issues included in the Wilshire 5000 Total Market Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Wilshire 5000 Total Market Index is an unmanaged index that consists of all U.S. equity issues with readily available price data (which includes common stocks, interests in real estate investment trusts, and limited partnership interests) and is calculated using a float-adjusted market capitalization weighting.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s (Class I) performance can change from year to year and by showing how the Fund’s (Class I) average annual total returns compare with a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
16.67%	-22.74%
(2nd Qtr 2009)	(4th Qtr 2008)

	1 year		5 years		10 years

Average Annual
Total Returns
(for the periods ended
December 31, 2010)	Class I	Class II	Class I	Class II	Class I	Class II

Broad Market Index Fund
Return before taxes	16.84%	17.12%	2.67%	2.87%	2.05%	2.26%
Return after taxes on distributions	16.61%	—	2.43%	—	1.82%	—
Return after taxes on distributions and sale of fund shares	11.25%	—	2.26%	—	1.71%	—
Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses, or taxes)	17.16%	—	2.90%	—	2.50%	—

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Subadviser

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

Karen Q. Wong, CFA	Managing Director, Equity Index Strategies	Portfolio Manager of the Fund since March 2004

Richard Brown, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since March 2004

Thomas J. Durante, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since July 2009

Purchase and Sale of Fund Shares—Class I shares of the Fund are available to Individual Retirement Accounts (“IRAs”) and other individual accounts. Class II shares of the Fund are available to public sector employee benefit plan(s) sponsored by a public employer or other account that utilizes the EZLink platform and (i) has total assets in excess of $20 million administered by ICMA Retirement Corporation or (ii) has other qualifying characteristics.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an IRA or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Mid/Small Company Index Fund

Investment Objective
To offer long-term capital growth by approximating the performance of the Wilshire 4500 Completion Index.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	Class I	Class II

Management fees	0.05%	0.05%
Subadviser fees	0.04%	0.04%
Other expenses	0.36%	0.16%
Total annual fund operating expenses	0.45%	0.25%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class II

1 year	$46	$26
3 years	$145	$81
5 years	$253	$141
10 years	$568	$318

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 90% of its net assets in equity issues included in the Wilshire 4500 Completion Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the index. The subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Wilshire 4500 Completion Index is an unmanaged index that consists of all equity issues (including common stocks, interests in real estate investment trusts, and limited partnership interests) in the Wilshire 5000 Total Market Index except for those included in the S&P 500 Index.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Real Estate Investment Trust (“REIT”) Securities Risk—Investments in REITs are subject to risks generally associated with investing in real estate, such as declining real estate values, over-building, property tax increases, increases in operating expenses and interest rates, insufficient levels of occupancy, the inability to obtain financing (at all or on acceptable terms), and the national, regional and local economic conditions affecting the real estate market.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s (Class I) performance can change from year to year and by showing how the Fund’s (Class I) average annual total returns compare with a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
21.19%	-26.43%
(2nd Qtr 2009)	(4th Qtr 2008)

	1 year		5 years		10 years

Average Annual
Total Returns
(for the periods ended
December 31, 2010)	Class I	Class II	Class I	Class II	Class I	Class II

Mid/Small Company Index Fund
Return before taxes	27.93%	28.15%	5.26%	5.47%	5.72%	5.93%
Return after taxes on distributions	27.17%	—	4.43%	—	5.22%	—
Return after taxes on distributions and sale of fund shares	18.54%	—	4.29%	—	4.85%	—
Wilshire 4500 Completion Index (reflects no deduction for fees, expenses, or taxes)	28.43%	—	5.44%	—	6.15%	—

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Subadvisers

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

Karen Q. Wong, CFA	Managing Director, Equity Index Strategies	Portfolio Manager of the Fund since March 2004

Richard Brown, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since March 2004

Thomas J. Durante, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since July 2009

Purchase and Sale of Fund Shares—Class I shares of the Fund are available to Individual Retirement Accounts (“IRAs”) and other individual accounts. Class II shares of the Fund are available to public sector employee benefit plan(s) sponsored by a public employer or other account that utilizes the EZLink platform and (i) has total assets in excess of $20 million administered by ICMA Retirement Corporation or (ii) has other qualifying characteristics.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an IRA or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Overseas Equity Index Fund

Investment Objective
To offer long-term capital growth and diversification by approximating the performance of the MSCI Europe Australasia Far East (EAFE) Index (Net).

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	Class I	Class II

Management fees	0.05%	0.05%
Subadviser fees	0.07%	0.07%
Other expenses	0.44%	0.24%
Total annual fund operating expenses	0.56%	0.36%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class II

1 year	$57	$37
3 years	$180	$116
5 years	$314	$202
10 years	$703	$456

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 90% of its net assets in equity securities (common and preferred stock) included in the MSCI Europe Australasia Far East (EAFE) Index (Net), weighted to seek to replicate the investment characteristics of the MSCI EAFE Index (Net) and performance that correlates with that of the index.

The Fund follows an indexed or “passively managed” approach to investing. This means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. The MSCI EAFE Index (Net) is an unmanaged free float-adjusted market capitalization index of equity securities that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada, and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Foreign Currency Risk—Investments in securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index; and (iii) the timing of cash flows into and out of the Fund.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s (Class I) performance can change from year to year and by showing how the Fund’s (Class I) average annual total returns compare with a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
25.36%	-19.92%
(2nd Qtr 2009)	(3rd Qtr 2002)

	1 year		5 years		10 years

Average Annual
Total Returns
(for the periods ended
December 31, 2010)	Class I	Class II	Class I	Class II	Class I	Class II

Overseas Equity Index Fund
Return before taxes	7.37%	7.54%	2.02%	2.23%	2.95%	3.17%
Return after taxes on distributions	7.17%	—	1.67%	—	2.64%	—
Return after taxes on distributions and sale of fund shares	5.39%	—	1.78%	—	2.54%	—
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.75%	—	2.46%	—	3.50%	—

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Subadviser

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

Karen Q. Wong, CFA	Managing Director, Equity Index Strategies	Portfolio Manager of the Fund since 2004

Richard Brown, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since March 2004

Thomas J. Durante, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since July 2009

Purchase and Sale of Fund Shares—Class I shares of the Fund are available to Individual Retirement Accounts (“IRAs”) and other individual accounts. Class II shares of the Fund are available to public sector employee benefit plan(s) sponsored by a public employer or other account that utilizes the EZLink platform and (i) has total assets in excess of $20 million administered by ICMA Retirement Corporation or (ii) has other qualifying characteristics.

There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an IRA or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Model Portfolio Savings Oriented Fund

Investment Objective
To offer capital preservation, reasonable current income, and some capital growth while seeking to limit risk.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.04%
Acquired fund fees and expenses[1]	0.74%
Total annual fund operating expenses[1]	0.88%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$90
3 years	$282
5 years	$490
10 years	$1,088

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 55% fixed income investments, 25% equity investments, and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	26% - 36%

Core Bond Index Fund (Class I)	4% - 14%

Inflation Protected Securities Fund	10% - 20%

Equity Funds:	Allocation Range:

Equity Income Fund	5% - 15%

Growth & Income Fund	5% - 15%

International Fund	0% - 10%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	18% - 22%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

The Model Portfolio Savings Oriented Fund may be an appropriate investment if you are seeking to preserve principal with some opportunity for inflation protection and growth, if you have a low tolerance for price fluctuations, or if you wish to invest for the shorter term.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
7.54%	-5.91%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2010)	1 year	5 years	10 years

Model Portfolio Savings Oriented Fund
Return before taxes	6.78%	4.27%	4.12%
Return after taxes on distributions	6.12%	3.11%	2.82%
Return after taxes on distributions and sale of fund shares	4.46%	3.08%	2.82%
Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.15%	5.81%	5.66%
Custom Benchmark (reflects no deductions for fees, expenses, or taxes)	8.71%	5.23%	4.87%
Morningstar Conservative Allocation Funds Average (reflects no deduction for taxes)	10.03%	3.88%	3.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2004

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Model Portfolio Conservative Growth Fund

Investment Objective
To offer reasonable current income and capital preservation, with modest potential for capital growth.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.03%
Acquired fund fees and expenses[1,2]	0.76%
Total annual fund operating expenses[1,2]	0.89%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$91
3 years	$285
5 years	$495
10 years	$1,100

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 41% fixed income investments, 40% equity investments, and 19% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	14% - 24%

Core Bond Index Fund (Class I)	7% - 17%

Inflation Protected Securities Fund	5% - 15%

Equity Funds:	Allocation Range:

Equity Income Fund	6% - 16%

Growth & Income Fund	4% - 14%

Growth Fund	1% - 11%

Select Value Fund	0% - 8%

Aggressive Opportunities Fund	0% - 8%

International Fund	3% - 13%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	17% - 21%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

The Model Portfolio Conservative Growth Fund may be an appropriate investment if you seek fairly predictable current income but also desire the opportunity for higher returns without high volatility. Although less than half of the Fund is invested in stocks, you should be willing to accept short-term fluctuations or possible losses in the value of your investment. The Fund could be appropriate if you intend to invest for the intermediate term.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
9.46%	-9.06%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2010)	1 year	5 years	10 years

Model Portfolio Conservative Growth Fund
Return before taxes	8.60%	4.15%	3.87%
Return after taxes on distributions	8.03%	3.15%	2.70%
Return after taxes on distributions and sale of fund shares	5.67%	3.08%	2.69%
Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.15%	5.81%	5.66%
Custom Benchmark (reflects no deductions for fees, expenses, or taxes)	10.15%	4.79%	4.31%
Morningstar Conservative Allocation Funds Average (reflects no deduction for taxes)	10.03%	3.88%	3.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2004

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Model Portfolio Traditional Growth Fund

Investment Objective
To offer moderate capital growth and reasonable current income.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.09%
Other expenses	0.03%
Acquired fund fees and expenses[1,2]	0.80%
Total annual fund operating expenses[1,2]	0.92%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$94
3 years	$295
5 years	$511
10 years	$1,135

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 25% fixed income investments, 60% equity investments, and 15% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	3% - 13%

Core Bond Index Fund (Class I)	8% - 18%

Inflation Protected Securities Fund	0% - 9%

Equity Funds:	Allocation Range:

Equity Income Fund	7% - 17%

Growth & Income Fund	7% - 17%

Growth Fund	5% - 15%

Select Value Fund	1% - 11%

Aggressive Opportunities Fund	1% - 11%

Discovery Fund	0% - 8%

International Fund	7% - 17%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	13% - 17%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

With more than half of the Fund invested in stocks, including growth stocks, a moderate level of volatility should be expected. The Model Portfolio Traditional Growth Fund may be an appropriate investment if you wish to participate in the returns expected from stocks but also want to seek to maintain moderate volatility. This Fund could be appropriate if you intend to invest for the intermediate or longer term.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
12.44%	-13.77%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2010)	1 year	5 years	10 years

Model Portfolio Traditional Growth Fund
Return before taxes	10.95%	3.89%	3.45%
Return after taxes on distributions	10.49%	3.00%	2.45%
Return after taxes on distributions and sale of fund shares	7.23%	3.00%	2.48%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	11.94%	4.08%	3.46%
Morningstar Moderate Allocation Funds Average (reflects no deduction for taxes)	11.83%	3.42%	3.35%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2004

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Model Portfolio Long-Term Growth Fund

Investment Objective
To offer high long-term capital growth and modest current income.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.09%
Other expenses	0.03%
Acquired fund fees and expenses[1,2]	0.84%
Total annual fund operating expenses[1,2]	0.96%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$98
3 years	$307
5 years	$533
10 years	$1,182

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 13% fixed income investments, 75% equity investments, and 12% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Fund:	Allocation Range:

Core Bond Index Fund (Class I)	8% - 18%

Equity Funds:	Allocation Range:

Equity Income Fund	8% - 18%

Growth & Income Fund	8% - 18%

Growth Fund	7% - 17%

Select Value Fund	4% - 14%

Aggressive Opportunities Fund	4% - 14%

Discovery Fund	0% - 10%

International Fund	11% - 21%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	10% - 14%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

The sizable allocation to stocks means the Model Portfolio Long-Term Growth Fund should be considered an aggressive investment. It may be an appropriate investment if you intend to invest for the long term (10 years or more), are seeking to maximize the opportunity for principal growth, and are willing to accept losses, which may be substantial, with the possibility that short-term losses may be recovered over longer investment periods.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
14.99%	-17.33%
(2nd Qtr 2003)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2010)	1 year	5 years	10 years

Model Portfolio Long-Term Growth Fund
Return before taxes	12.54%	3.75%	3.15%
Return after taxes on distributions	12.12%	2.93%	2.26%
Return after taxes on distributions and sale of fund shares	8.29%	2.98%	2.33%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Custom Benchmark (reflects no deductions for fees, expenses, or taxes)	13.18%	3.63%	2.68%
Morningstar Large Blend Funds Average (reflects no deduction for taxes)	14.01%	1.98%	1.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2004

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Model Portfolio All-Equity Growth Fund

Investment Objective
To offer high long-term capital growth.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.03%
Acquired fund fees and expenses[1,2]	0.90%
Total annual fund operating expenses[1,2]	1.03%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$106
3 years	$329
5 years	$571
10 years	$1,264

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, 100% of its net assets in equity Funds by investing in a combination of other Vantagepoint Funds whose assets are invested, under normal circumstances, at least 80% in equity securities (common and preferred stock) or instruments that provide equity exposure.

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Equity Funds:	Allocation Range:

Equity Income Fund	13% - 23%

Growth & Income Fund	12% - 22%

Growth Fund	12% - 22%

Select Value Fund	5% - 15%

Aggressive Opportunities Fund	5% - 15%

Discovery Fund	4% - 14%

International Fund	15% - 25%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended allocations. The adviser may, at its discretion, change the target allocations within the ranges set forth above, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

The significant allocation to equity securities through the underlying Funds in which this Model Portfolio invests, means the Model Portfolio All-Equity Growth Fund should be considered an aggressive investment. It may be an appropriate investment if you are an aggressive investor seeking the opportunity for capital appreciation; intend to invest for the long term (10 years or more); are seeking to maximize principal growth without regard to current income; and are willing to accept losses, which may be substantial, with the possibility that short-term losses may be recovered over longer investment periods.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
19.60%	-23.60%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns
(for the periods ended
December 31, 2010)	1 year	5 years	10 years

Model Portfolio All-Equity Growth Fund
Return before taxes	14.93%	2.88%	2.18%
Return after taxes on distributions	14.79%	2.01%	1.44%
Return after taxes on distributions and sale of fund shares	9.89%	2.35%	1.65%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	13.65%	2.38%	1.80%
Morningstar Large Blend Funds Average (reflects no deduction for taxes)	14.01%	1.98%	1.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund has exposure to different types of equity securities, the custom benchmark is intended to provide a better performance comparison than a single benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and the MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2004

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone Retirement Income Fund

Investment Objective
To seek to offer current income and opportunities for capital growth that have limited risk.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.08%
Acquired fund fees and expenses[1]	0.74%
Total annual fund operating expenses[1]	0.92%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$94
3 years	$295
5 years	$511
10 years	$1,135

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 55% fixed income investments, 25% equity investments, and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	26% - 36%

Core Bond Index Fund (Class I)	4% - 14%

Inflation Protected Securities Fund	10% - 20%

Equity Funds:	Allocation Range:

Equity Income Fund	5% - 15%

Growth & Income Fund	5% - 15%

International Fund	0% - 10%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	15% - 25%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds within the above ranges and also within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

All percentages referred to above are based on the Fund’s net assets.

The Milestone Retirement Income Fund may be appropriate for you if you have already begun to make gradual withdrawals, are seeking to preserve principal with some opportunity for inflation protection and growth, have a low tolerance for price fluctuations, or wish to invest for the short term.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
8.32%	-7.10%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns			Since
(for the periods ended			Inception
December 31, 2010)	1 year	5 years	(January 3, 2005)

Milestone Retirement Income Fund
Return before taxes	6.93%	4.15%	4.02%
Return after taxes on distributions	6.44%	3.14%	3.08%
Return after taxes on distributions and sale of fund shares	4.58%	3.07%	2.99%
Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.15%	5.81%	5.17%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	8.71%	5.00%	4.65%
Morningstar Retirement Income Funds Average (reflects no deduction for taxes)	8.94%	3.81%	3.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2010 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.08%
Acquired fund fees and expenses[1,2]	0.78%
Total annual fund operating expenses[1,2]	0.96%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$98
3 years	$307
5 years	$533
10 years	$1,182

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who retired in or around the year 2010 and would like to make gradual withdrawals from the Fund. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2020 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	10% - 20%

Core Bond Index Fund (Class I)	1% - 11%

Inflation Protected Securities Fund	10% - 20%

Equity Funds:	Allocation Range:

Equity Income Fund	13% - 23%

Growth & Income Fund	6% - 16%

Growth Fund	2% - 12%

International Fund	4% - 14%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	13% - 23%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2010. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 46% equity, 36% fixed income, and 18% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2010), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you retired in or around the year 2010 and would like to make gradual withdrawals from the Fund.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
9.28%	-8.96%
(2nd Qtr 2009)	(4th Qtr 2008)

			Since
Average Annual Total Returns			Inception
(for the periods ended			(January 3,
December 31, 2010)	1 year	5 years	2005)

Milestone 2010 Fund
Return before taxes	8.51%	4.13%	4.22%
Return after taxes on distributions	8.12%	3.15%	3.31%
Return after taxes on distributions and sale of fund shares	5.64%	3.13%	3.24%
Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.15%	5.81%	5.17%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	10.68%	4.98%	4.74%
Morningstar Target Date 2000-2010 Funds Average (reflects no deduction for taxes)	10.68%	3.77%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distribution to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2015 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.05%
Acquired fund fees and expenses[1,2]	0.76%
Total annual fund operating expenses[1,2]	0.91%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$93
3 years	$291
5 years	$506
10 years	$1,123

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2015. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2025 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	6% - 16%

Core Bond Index Fund (Class I)	5% - 15%

Inflation Protected Securities Fund	4% - 14%

Equity Funds:	Allocation Range:

Equity Income Fund	14% - 24%

Growth & Income Fund	6% - 16%

Growth Fund	3% - 13%

Mid/Small Company Index Fund (Class I)	0% -10%

International Fund	6% - 16%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	12% - 22%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2015. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 55% equity, 29% fixed income and 16% multi-strategy. The asset mix will become progressively more conservative so that by the year 2015 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2015), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2015.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
11.66%	-12.63%
(2nd Qtr 2009)	(4th Qtr 2008)

			Since
Average Annual Total Returns			Inception
(for the periods ended			(January 3,
December 31, 2010)	1 year	5 years	2005)

Milestone 2015 Fund
Return before taxes	10.20%	3.99%	4.31%
Return after taxes on distributions	9.76%	3.12%	3.52%
Return after taxes on distributions and sale of fund shares	6.75%	3.12%	3.42%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	2.73%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	11.44%	4.44%	4.36%
Morningstar Target Date 2011-2015 Funds Average (reflects no deduction for taxes)	11.50%	2.87%	3.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2020 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.05%
Acquired fund fees and expenses[1,2]	0.74%
Total annual fund operating expenses[1,2]	0.89%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$91
3 years	$285
5 years	$495
10 years	$1,100

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2020. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2030 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	2% - 12%

Core Bond Index Fund (Class I)	9% - 19%

Inflation Protected Securities Fund	0% - 7%

Equity Funds:	Allocation Range:

Equity Income Fund	16% - 26%

Growth & Income Fund	7% - 17%

Growth Fund	3% - 13%

Mid/Small Company Index Fund (Class I)	4% - 14%

International Fund	7% - 17%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	10% - 20%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2020. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 63% equity, 22% fixed income, and 15% multi-strategy. The asset mix will become progressively more conservative so that by the year 2020 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2020), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2020.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
12.97%	-14.63%
(2nd Qtr 2009)	(4th Qtr 2008)

			Since
Average Annual Total Returns			Inception
(for the periods ended			(January 3,
December 31, 2010)	1 year	5 years	2005)

Milestone 2020 Fund
Return before taxes	11.27%	3.80%	4.24%
Return after taxes on distributions	10.70%	2.93%	3.45%
Return after taxes on distributions and sale of fund shares	7.33%	2.95%	3.36%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	2.73%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	12.16%	4.08%	4.09%
Morningstar Target Date 2016-2020 Funds Average (reflects no deduction for taxes)	12.27%	2.99%	3.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2025 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.06%
Acquired fund fees and expenses[1,2]	0.77%
Total annual fund operating expenses[1,2]	0.93%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$95
3 years	$298
5 years	$517
10 years	$1,147

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2025. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2035 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	0% - 8%

Core Bond Index Fund (Class I)	8% - 18%

Equity Funds:	Allocation Range:

Equity Income Fund	18% - 28%

Growth & Income Fund	8% - 18%

Growth Fund	4% - 14%

Mid/Small Company Index Fund (Class I)	6% - 16%

International Fund	9% - 19%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	8% - 18%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2025. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 71% equity, 16% fixed income, and 13% multi-strategy. The asset mix will become progressively more conservative so that by the year 2025 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2025), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2025.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Convertible Securities Risk—Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
14.23%	-16.53%
(2nd Qtr 2009)	(4th Qtr 2008)

			Since
Average Annual Total Returns			Inception
(for the periods ended			(January 3,
December 31, 2010)	1 year	5 years	2005)

Milestone 2025 Fund
Return before taxes	12.25%	3.57%	4.16%
Return after taxes on distributions	11.86%	2.78%	3.45%
Return after taxes on distributions and sale of fund shares	8.12%	2.84%	3.37%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	2.73%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	12.85%	3.72%	3.83%
Morningstar Target 2021-2025 Funds Average (reflects no deduction for taxes)	13.29%	2.69%	3.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2030 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.06%
Acquired fund fees and expenses[1,2]	0.78%
Total annual fund operating expenses[1,2]	0.94%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$96
3 years	$301
5 years	$522
10 years	$1,159

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2030. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2040 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocation will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current percentage ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	0% - 6%

Core Bond Index Fund (Class I)	4% - 14%

Equity Funds:	Allocation Range:

Equity Income Fund	19% - 29%

Growth & Income Fund	9% - 19%

Growth Fund	5% - 15%

Mid/Small Company Index Fund (Class I)	9% - 19%

International Fund	11% - 21%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	6% - 16%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2030. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 80% equity, 10% fixed income, and 10% multi-strategy. The asset mix will become progressively more conservative so that by the year 2030 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2030), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2030.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
15.48%	-18.28%
(2nd Qtr 2009)	(4th Qtr 2008)

			Since
Average Annual Total Returns			Inception
(for the periods ended			(January 3,
December 31, 2010)	1 year	5 years	2005)

Milestone 2030 Fund
Return before taxes	13.11%	3.39%	4.09%
Return after taxes on distributions	12.78%	2.64%	3.42%
Return after taxes on distributions and sale of fund shares	8.70%	2.70%	3.32%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	2.73%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	13.51%	3.35%	3.54%
Morningstar Target Date 2026-2030 Funds Average (reflects no deduction for taxes)	13.47%	2.49%	3.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2035 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.09%
Acquired fund fees and expenses[1,2]	0.76%
Total annual fund operating expenses[1,2]	0.95%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$97
3 years	$304
5 years	$528
10 years	$1,171

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2035. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2045 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocation will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	0% - 5%

Core Bond Index Fund (Class I)	1% - 11%

Equity Funds:	Allocation Range:

Equity Income Fund	21% - 31%

Growth & Income Fund	10% - 20%

Growth Fund	7% - 17%

Mid/Small Company Index Fund (Class I)	13% - 23%

International Fund	13% - 23%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	1% - 11%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2035. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 89% equity, 5% fixed income and 6% multi-strategy. The asset mix will become progressively more conservative so that by the year 2035 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2035), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2035.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
16.89%	-19.96%
(2nd Qtr 2009)	(4th Qtr 2008)

			Since
Average Annual Total Returns			Inception
(for the periods ended			(January 3,
December 31, 2010)	1 year	5 years	2005)

Milestone 2035 Fund
Return before taxes	14.33%	3.29%	4.08%
Return after taxes on distributions	14.04%	2.57%	3.44%
Return after taxes on distributions and sale of fund shares	9.51%	2.65%	3.35%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	2.73%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	14.27%	3.03%	3.30%
Morningstar Target Date 2031-2035 Funds Average (reflects no deduction for taxes)	14.28%	2.33%	3.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2040 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.08%
Acquired fund fees and expenses[1,2]	0.76%
Total annual fund operating expenses[1,2]	0.94%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$96
3 years	$301
5 years	$522
10 years	$1,159

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2040. The Fund invests in a combination of equity investments and fixed income investments and may also invest in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2050 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocation will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Fund:	Allocation Range:

Core Bond Index Fund (Class I)	0% - 10%

Equity Funds:	Allocation Range:

Equity Income Fund	22% - 32%

Growth & Income Fund	11% - 21%

Growth Fund	7% - 17%

Mid/Small Company Index Fund (Class I)	15% - 25%

International Fund	14% - 24%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	0% - 6%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2040. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 94% equity, 5% fixed income and 1% multi-strategy. The asset mix will become progressively more conservative so that by the year 2040 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2040), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2040.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
17.72%	-20.83%
(2nd Qtr 2009)	(4th Qtr 2008)

			Since
Average Annual Total Returns			Inception
(for the periods ended			(January 3,
December 31, 2010)	1 year	5 years	2005)

Milestone 2040 Fund
Return before taxes	14.91%	3.26%	4.06%
Return after taxes on distributions	14.64%	2.51%	3.38%
Return after taxes on distributions and sale of fund shares	9.89%	2.58%	3.29%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	2.73%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	13.72%	2.43%	3.12%
Morningstar Target Date 2036-2040 Funds Average (reflects no deduction for taxes)	14.37%	2.31%	3.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s percentage asset allocations.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Milestone 2045 Fund

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	0.10%
Other expenses	0.77%
Acquired fund fees and expenses[1,2]	0.76%
Total annual fund operating expenses[1,2]	1.63%
Fee waiver and/or expense reimbursement[3]	(0	.53)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[3]	1.10%

[1]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflect the Fund’s operating expenses and do not include Acquired fund fees and expenses.
[2]	Fees and expenses have been restated to reflect current fees and expenses.
[3]	The investment adviser has agreed to waive fees or reimburse expenses until April 30, 2012 to limit the Fund’s total annual operating expenses to 1.10%. After such date, this arrangement can be terminated by the investment adviser upon notification to the Fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver and/or expense reimbursement described above expires on April 30, 2012 and therefore is only reflected in the 1 year example. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$113
3 years	$466
5 years	$842
10 years	$1,900

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2045. The Fund invests in a combination of equity investments and fixed income investments. As time elapses, the Fund’s allocation to equity investments decreases, the Fund’s allocation to fixed income investments increases, and an allocation is added (and increased) to investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the Diversifying Strategies Fund, a “multi-strategy” Fund) in a manner that the adviser believes to be appropriate, so that by June 30 of the year 2055 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds, and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Fund:	Allocation Range:

Core Bond Index Fund (Class I)	0% - 10%

Equity Funds:	Allocation Range:

Equity Income Fund	22% - 32%

Growth & Income Fund	11% - 21%

Growth Fund	8% - 18%

Mid/Small Company Index Fund (Class I)	15% - 25%

International Fund	14% - 24%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2045. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 95% equity and 5% fixed income. The asset mix will become progressively more conservative so that by the year 2045 (“target year”), the mix will approximate 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (10 years after 2045), the Fund will reach its “landing point” and its target asset allocation will become constant. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2045.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

Best Quarter	Worst Quarter
11.43%	-11.03%
(3rd Qtr 2010)	(2nd Qtr 2010)

Average Annual Total Returns		Since
(for the periods ended		Inception
December 31, 2010)	1 year	(January 4, 2010)

Milestone 2045 Fund
Return before taxes	14.62%	14.62%
Return after taxes on distributions	14.36%	14.36%
Return after taxes on distributions and sale of fund shares	9.70%	9.70%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	15.06%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	13.72%	13.72%
Morningstar Target Date 2041-2045 Funds Average (reflects no deduction for taxes)	14.60%	14.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the S&P 500 Index and MSCI EAFE Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s percentage asset allocations.

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President and Chief Investment Officer	Portfolio Manager of the Fund since 2010

David Braverman, CFA	Managing Vice President of Investments	Portfolio Manager of the Fund since 2010

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2010

Purchase and Sale of Fund Shares—There is no minimum investment except for Vantagepoint Elite investors. The minimum initial investment amount for Vantagepoint Elite investors is $5,000, and the minimum subsequent investment amount is $1,000 ($200 for purchases through an automatic investment program).

Shares of the Fund may be redeemed on any business day. To redeem shares that you own through an Individual Retirement Account (“IRA”) or a VantageCare RHS Employer Investment Program (“EIP”), you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—Shareholders who invest in the Fund through a tax qualified plan ordinarily will not be taxed on distributions (whether ordinary income or capital gains) until they receive distributions or withdrawals from their plan. Distributions to Vantagepoint Elite investors will normally be taxed as ordinary income or capital gains when they are received.

Additional Information About the Funds’ Investment Objectives and Principal Investment Strategies
Investment Objectives and Strategies

The investment objectives of all of the Funds except the Index Funds, are fundamental and cannot be changed without shareholder approval. The investment objectives of the Index Funds are non-fundamental and can be changed without shareholder approval.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. Each Fund may, from time to time, take temporary defensive or liquidity positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. During unusual economic or market conditions, or for temporary defensive purposes or liquidity purposes, each Fund may invest up to 100% of its assets in securities that would not ordinarily be consistent with the Fund’s objectives or in cash and cash equivalents. A Fund will do so only if VIA or a Fund’s subadviser believes the risk of loss outweighs the opportunity for capital gains or higher income. A Fund may not achieve its investment objective(s) while taking a temporary defensive position or a liquidity position.

Certain Investment Limitations of the Funds

Each Fund has adopted certain limitations designed to reduce its exposure to specific situations. Please see the SAI for other investment limitations and restrictions. Some of these limitations are that a Fund will not:

(a) with respect to 75% of its total assets, purchase the securities of any issuer (except obligations of the United States government and its instrumentalities and securities of other investment companies) if as a result the Fund would hold more than 10% of the outstanding voting securities of the issuer, or more than 5% of the Fund’s total assets would be invested in the securities of such issuer;

(b) invest more than 25% of its net assets in any one industry (except to the extent that the applicable benchmark for an Index Fund does not meet this standard; to the extent that a Milestone Fund invests in investment companies; or to the extent that an underlying Fund, in which a Milestone Fund invests, concentrates in a single industry);

(c) borrow money except from banks for temporary or emergency purposes, and in no event in excess of 15% of the market value of its total assets except that an Index Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.

Certain investment limitations and restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a Fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of a Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction.

The Actively Managed Funds

Low Duration Bond Fund

Investment Objective—To seek total return that is consistent with preservation of capital.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 80% of its net assets in bonds and other fixed income securities of varying maturities, and normally invests at least 65% of its net assets in bonds and other fixed income securities with more than one year to maturity. The Fund seeks to maintain a portfolio effective duration of no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates).

Investments selected by the Fund’s subadvisers are based on their analysis of securities, sectors, and anticipated changes in interest rates. To provide return opportunities, the Fund invests in fixed income securities that its subadvisers believe offer attractive yields and are priced below fair market value relative to securities of similar credit quality and interest rate sensitivity. The Fund invests in a wide variety of fixed income securities payable primarily in U.S. dollars. These fixed income securities may include:

•	securities issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), or supra-national organizations (such as the World Bank);

•	securities issued by U.S. or foreign companies;

•	U.S. and foreign mortgage-backed securities, which may include U.S. agency pass through and collateralized mortgage obligations, non-agency pass through and collateralized mortgage obligations, and commercial mortgage-backed securities;

•	U.S. and foreign asset-backed securities, which may include utility rate reduction bonds and securities backed by collateral such as credit card receivables, auto loans, home equity loans, student loans, and small business loans; and

•	municipal securities.

The Fund generally invests in investment grade fixed income securities, which are securities rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor’s (at least BBB), Moody’s Investor Services, Inc. (“Moody’s”) (at least Baa), or Fitch Ratings (“Fitch”) (at least BBB) or are unrated securities that the Fund’s subadvisers determine are of comparable quality. However, the Fund may invest up to 10% of its net assets in fixed income securities rated below investment grade (i.e., high yield securities).

The Fund may invest up to 30% of its net assets in foreign securities. The Fund primarily invests in securities that are denominated in the U.S. dollar, but can invest up to 10% of its net assets in securities denominated in foreign currencies.

The Fund also may invest up to 10% of its net assets in derivative instruments. The Fund’s subadvisers may use futures, options, and swap agreements to manage risk or obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Payden & Rygel, 333 South Grand Avenue, Los Angeles, California 90071, serves as a subadviser to the Fund employing a low duration strategy. Payden & Rygel seeks to identify undervalued sectors and securities and make duration shifts to seek to add value. Quantitative techniques focused on quality, liquidity, and safety of principal are used to seek to control risk. Payden & Rygel has served as a subadviser since 2000.

Name	Five Year Business History	Role in Fund Management

Brian W. Matthews, CFA	With Payden & Rygel since 1986	Equal responsibility among team members
Mary Beth Syal, CFA	With Payden & Rygel since 1991	Equal responsibility among team members

STW Fixed Income Management LLC (“STW”), 6185 Carpinteria Avenue, Carpinteria, California 93013, serves as a subadviser to the Fund employing a low duration strategy. STW’s strategy is to focus exclusively on value added sector and securities selection with portfolio duration defined by the benchmark. STW has served as a subadviser since 2004.

Name	Five Year Business History	Role in Fund Management

William H. Williams	With STW for more than 30 years	Chief Investment Strategist, Portfolio Management, Portfolio Construction, Research
Edward H. Jewett	Joined STW in 1988	Investment Strategy, Portfolio Management, Portfolio Construction, Research, Trading
Richard A. Rezek, Jr., CFA	Joined STW in 2002	Investment Strategy, Portfolio Management, Portfolio Construction, Research, Trading
Andrew B.J. Chorlton, CFA	Joined STW in 2007; with AXA Investment Managers for 6 years prior to joining STW	Investment Strategy, Portfolio Management, Portfolio Construction, Research, Trading
Neil G. Sutherland, CFA	Joined STW in 2008; with AXA Investment Managers for 7 years prior to joining STW	Investment Strategy, Portfolio Management, Portfolio Construction, Research, Trading
Julio C. Bonilla, CFA	Joined STW in 2010	Portfolio Management, Portfolio Construction, Quantitative Research, Trading

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Inflation Protected Securities Fund

Investment Objective—To offer current income.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 80% of its net assets in inflation-adjusted U.S. and foreign fixed income securities and normally invests at least 50% of its net assets in U.S. Treasury inflation-protected securities (“TIPS”). Inflation-adjusted securities are designed to protect the future purchasing power of the money invested in them; either their principal value or interest payments are indexed to changes in inflation. These fixed income securities may include: (1) securities issued or guaranteed by the U.S. Government, foreign governments (national, regional, or local), and their agencies or instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), or supra-national organizations (such as the World Bank); (2) securities issued by U.S. and foreign companies; and (3) municipal securities.

The Fund generally invests in investment grade fixed income securities, which are securities rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the Fund’s subadvisers determine are of comparable quality.

The Fund may invest up to 20% of its net assets in U.S. and foreign fixed income securities whose values are not linked to adjustments in reported inflation rates. These securities may include those listed above, in addition to U.S. and foreign mortgage-backed securities (which may include: (1) U.S. agency and non-agency pass through and collateralized mortgage obligations and (2) U.S. and foreign commercial mortgage-backed securities) and asset-backed securities (which may include utility rate reduction bonds and securities backed by collateral such as credit card receivables, auto loans, home equity loans, student loans and small business loans). The Fund generally invests in securities denominated in U.S. dollars, but may invest its assets in securities denominated in foreign currencies.

The Fund may invest up to 20% of its net assets in derivative instruments. The Fund’s subadvisers may use futures, options, and swap agreements to manage risk or obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

The Fund’s portfolio turnover typically exceeds 100% due to the small size of the TIPS market and active trading by the Fund’s subadvisers in that market to seek attractive return opportunities.

Investment Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

BlackRock Financial Management, Inc. (“BlackRock”), 40 East 52nd Street, New York, New York 10022, serves as a subadviser to the Fund employing a broad-based inflation-linked strategy. BlackRock seeks to invest in a broad array of fixed income securities, including non-benchmark sectors. BlackRock primarily invests in investment grade securities, but may invest opportunistically in below investment grade securities. BlackRock has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Brian Weinstein	Joined BlackRock in 2000	Portfolio Manager
Martin Hegarty	Joined BlackRock in 2010, with Bank of America Merrill Lynch from 2003 to 2010	Portfolio Manager

Pacific Investment Management Company, LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as a subadviser to the Fund employing a broad-based inflation-linked strategy. PIMCO seeks to invest in a broad array of investment grade fixed income securities including non-benchmark sectors. PIMCO has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Mihir Worah	Joined PIMCO in 2003	Portfolio Manager

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Equity Income Fund

Investment Objective—To offer long-term capital growth with consistency derived from dividend yield.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities. The Fund seeks to invest primarily in the common stocks of U.S. companies that the Fund’s subadvisers believe will pay dividends at above-market levels. As a result of the Fund’s income focus, certain sectors or industries may be emphasized. The Fund may exhibit greater sensitivity to certain economic factors (e.g., changing interest rates) than will the general stock market. The Fund may invest across companies of all sizes but generally focuses on larger capitalization companies, which tend to have stable long-term earnings and dividend-paying records.

The Fund also may invest in:

•	foreign equity securities;

•	U.S. and foreign convertible securities; and

•	U.S. preferred stock.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, serves as a subadviser to the Fund employing a contrarian value strategy. BHMS follows a value-oriented investment approach that stresses fundamental analysis in its process of individual stock selection. BHMS has served as a subadviser since 1999.

Name	Five Year Business History	Role in Fund Management

Robert J. Chambers, CFA	Joined BHMS in 1994	Lead Portfolio Manager
Mark Giambrone, CPA	Joined BHMS in 1999	Portfolio Manager
R. Lewis Ropp	Joined BHMS in 2001	Portfolio Manager

Southeastern Asset Management, Inc. (“Southeastern”), 6410 Poplar Avenue, Memphis, Tennessee 38119, serves as a subadviser to the Fund employing a special situations strategy.

Southeastern seeks to invest in financially strong, well-managed companies that can be purchased at prices Southeastern believes are significantly below their current intrinsic values. Southeastern has served as a subadviser since 2000.

Name	Five Year Business History	Role in Fund Management

O. Mason Hawkins, CFA	Co-founder of Southeastern in 1975	Co-head of investment team
G. Staley Cates, CFA	Joined Southeastern in 1986	Co-head of investment team

T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, serves as a subadviser to the Fund employing a relative yield value strategy. T. Rowe Price, seeks to invest in securities that display above-market yield and below-market valuation with good prospects for capital appreciation and dividend growth. T. Rowe Price has served as a subadviser since 1999.

Name	Five Year Business History	Role in Fund Management

Brian C. Rogers, CFA, CIC	Joined T. Rowe Price in 1982	Portfolio Manager

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Growth & Income Fund

Investment Objective—To offer long-term capital growth and current income.

Principal Investment Strategies—The Fund invests, under normal circumstances, primarily in U.S. common stocks that the Fund’s subadvisers believe offer the potential for capital appreciation or that may provide current income by paying dividends. Strategies used by the Fund’s subadvisers include: 1) focusing on large-capitalization U.S. companies whose common stocks are believed to offer potential for price appreciation because of undervaluation, earnings growth, or both; and 2) emphasizing U.S. stocks that may pay dividends.

The Fund also may invest in:

•	foreign equity securities;

•	U.S. preferred stock; and

•	U.S. convertible securities.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Fiduciary Management, Inc. (“FMI”), 100 East Wisconsin Avenue, Suite 2200, Milwaukee, Wisconsin 53202, employs a large-cap blend strategy. FMI generally seeks to employ what it believes to be a business owner’s approach to investing by seeking to evaluate a potential investment as if it were an outright purchase of the company. This includes a detailed analysis of the economics of the business, the return on invested capital, and the qualities of the management team. FMI has served as a subadviser since 2009.

Name	Five Year Business History	Role in Fund Management

Ted Kellner, CFA	Joined FMI in 1980	Equal responsibility among team members
Patrick English, CFA	Joined FMI in 1986	Equal responsibility among team members
John Brandser	Joined FMI in 1995	Equal responsibility among team members
Andy Ramer, CFA	Joined FMI in 2002	Equal responsibility among team members

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, serves as a subadviser to the Fund employing a blue chip growth strategy. T. Rowe Price uses fundamental research to identify firms that it believes to be well-established in their industries and have potential for above-average earnings growth. T. Rowe Price has served as a subadviser since 2001.

Name	Five Year Business History	Role in Fund Management

Larry J. Puglia, CPA, CFA	Joined T. Rowe Price in 1990	Portfolio Manager

Wellington Management Company, LLP (“Wellington Management”), 280 Congress Street, Boston, Massachusetts 02210, employs a yield focused strategy. Wellington Management seeks to invest in large-capitalization companies that it believes are selling at attractive prices relative to the market and that sell at below-average price-to-earnings multiples. Wellington Management has served as a subadviser since 2000.

Name	Five Year Business History	Role in Fund Management

Ian R. Link, CFA	Joined Wellington Management in 2006	Portfolio Manager

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Growth Fund

Investment Objective—To offer long-term capital growth.

Principal Investment Strategies—The Fund invests, under normal circumstances, primarily in U.S. common stocks that are considered by the Fund’s subadvisers to have above-average potential for growth.

The subadvisers emphasize stocks of seasoned medium- and large-capitalization firms.

The Fund also may invest in:

•	foreign equity securities;

•	small-capitalization equity securities;

•	U.S. preferred stock; and

•	U.S. convertible securities.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Westfield Capital Management Company, L.P. (“Westfield”), One Financial Center, Boston, Massachusetts 02111, serves as a subadviser to the Fund employing a large-cap growth strategy. Westfield seeks to invest the portion of the Fund’s portfolio that it manages in growth stocks of companies with market capitalizations typically in excess of $6 billion at the time of initial purchase. The portfolio also may invest in stocks of companies with market capitalizations below $6 billion, if such stocks’ market capitalization is within the range of the Russell 1000 Growth benchmark. The firm’s investment philosophy is based on its belief that stock prices follow earnings progress. Through in-depth, fundamental research, Westfield seeks out companies with reasonably priced stocks and high anticipated earnings potential. Westfield has served as a subadviser since 2005.

Name	Five Year Business History	Role in Fund Management

Daniel Grossman	Joined Tukman Grossman in 1982	Equal responsibility among team members
William Muggia	Joined Westfield in 1994	Portfolio Manager among team members

Columbus Circle Investors (“Columbus Circle”), Metro Center, One Station Place, 8th Floor South, Stamford, Connecticut 06902, serves as a subadviser to the Fund employing a large-cap growth strategy. Columbus Circle utilizes fundamental analysis in the context of the prevailing economic environment to build portfolios of companies that it believes meet specific criteria related to company success, believing that “positive momentum” in a company’s progress plus “positive surprise” in reported results should yield superior returns through rising stock prices. Columbus Circle has served as a subadviser since 2008.

Name	Five Year Business History	Role in Fund Management

Anthony Rizza, CFA	Joined Columbus Circle in 1991	Lead Portfolio Manager
Thomas Bisighini, CFA	Joined Columbus Circle in 2004	Co-Portfolio Manager

D.G. Capital Management Trust (“D.G. Capital”), 260 Franklin Street, Suite 1600, Boston Massachusetts 02110, serves as a subadviser to the Fund employing an opportunistic growth strategy. D.G. Capital seeks to invest in a portfolio of mid- to large-capitalization companies with growing revenues, a history of strong management, and reasonable price-to-earnings valuations. The majority of the portfolio is expected to have a core to growth equity style bias, and, on occasion, D.G. Capital may strategically shift to cash or invest in special situations and international stocks on a limited basis, when D.G. Capital believes such investments will benefit the portfolio. D.G. Capital has served as a subadviser since 2008.

Name	Five Year Business History	Role in Fund Management

Manu Daftary, CFA	Founded D.G. Capital in 1996	Portfolio Manager

Legg Mason Capital Management, Inc. (“Legg Mason”), 100 International Drive, Baltimore, Maryland 21202, serves as a subadviser to the Fund employing an opportunistic growth strategy. Legg Mason seeks to invest primarily in common stocks that, it believes, appear to offer above average growth potential and trade at a significant discount to Legg Mason’s assessment of their intrinsic value. Legg Mason expects that the majority of these securities will be in the large-cap market capitalization range (above $5 billion) at the time of purchase. Legg Mason has served as a subadviser since 2005.

Name	Five Year Business History	Role in Fund Management

Robert Hagstrom, CFA	Joined Legg Mason in 1998	Portfolio Manager

Tukman Grossman Capital Management, Inc. (“Tukman Grossman”), 60 E. Sir Francis Drake Boulevard, Larkspur, California 94939, serves as a subadviser to the Fund employing a contrarian growth strategy. Tukman Grossman seeks to invest in a portfolio of stocks that it believes exhibit strong fundamentals and are currently undervalued due to investor neglect or anxiety. Tukman Grossman has served as a subadviser since 1999.

Name	Five Year Business History	Role in Fund Management

Melvin Tukman	Founded Tukman Grossman in 1980	Equal responsibility

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Select Value Fund

Investment Objective—To offer long-term growth from dividend income and capital appreciation.

Principal Investment Strategies—The Fund invests, under normal circumstances, primarily in common stocks of mid-capitalization U.S. companies that the Fund’s subadvisers believe present attractive investment opportunities at favorable prices in relation to the intrinsic worth of the issuer and may offer the possibility for growth through the reinvestment of dividends. The Fund generally seeks to invest in common stocks of companies with market capitalizations that fall within the range of companies in the Russell Midcap Value Index. The Russell Midcap Value Index is a widely used benchmark for mid-cap value stock performance and its market capitalization range, as of March 31, 2011, was $209 million to $20.1 billion. The Fund may invest up to 10% of its net assets in real estate investment trusts.

The Fund may also invest in:

•	foreign equity securities;

•	U.S. preferred stock;

•	U.S. convertible securities; and

•	small-capitalization equity securities.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Artisan Partners Limited Partnership (“Artisan Partners”), 875 E. Wisconsin Avenue, Suite 800 Milwaukee, Wisconsin 53202, serves as a subadviser to the Fund employing a contrarian value strategy. Artisan Partners uses a bottom-up investment process to construct a diversified portfolio consisting of medium-sized U.S. companies believed to be undervalued, in good financial condition, and have attractive business economics. Artisan Partners has served as a subadviser since 2008.

Name	Five Year Business History	Role in Fund Management

James C. Kieffer	Joined Artisan Partners in 1997	Equal Responsibility among Team Members
Scott C. Satterwhite	Joined Artisan Partners in 1997	Equal Responsibility among Team Members
George O. Sertl, Jr.	Joined Artisan Partners in 2000	Equal Responsibility among Team Members

Systematic Financial Management, L.P. (“Systematic”), 300 Frank W. Burr Boulevard, Teaneck, New Jersey 07666, serves as a subadviser to the Fund employing a relative value strategy. Systematic focuses on seeking to identify undervalued companies exhibiting a combination of low forward price-to-earnings ratios and a positive earnings catalyst. Systematic has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Ronald Mushock, CFA	Joined Systematic in 1997	Lead Portfolio Manager
Kevin McCreesh, CFA	Joined Systematic in 1996	Portfolio Manager

WEDGE Capital Management L.L.P. (“WEDGE”), 301 South College Street, Suite 2920, Charlotte, North Carolina 28202, serves as a subadviser to the Fund employing a concentrated traditional value strategy. WEDGE uses both quantitative research and independent qualitative analysis. The firm employs two proprietary, fundamentally-based screening models that seek to identify stocks with low price-to-earnings ratios, high earnings quality, momentum, and the greatest growth potential. WEDGE has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Paul M. VeZolles, CFA	Joined WEDGE in 1995	Lead mid-cap analyst, responsible for the fundamental, bottom-up research for the Fund and making investment recommendations to the Investment Policy Committee; also responsible for making adjustments to the position size, as well as the decision to sell the security.
Martin L. Robinson, CFA	Joined WEDGE in 1996	Member of the Investment Policy Committee with primary oversight responsibility.
John G. Norman	Joined WEDGE in 2004	Member of the Investment Policy Committee with primary oversight responsibility.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Aggressive Opportunities Fund

Investment Objective—To offer high long-term capital appreciation.

Principal Investment Strategies—The Fund invests, under normal circumstances, primarily in common stocks of small- to mid-

capitalization U.S. and foreign companies that the Fund’s subadvisers believe offer the opportunity for high capital appreciation. The range of the mid-capitalization stocks in which the Fund normally invests is expected to be that of the Russell Midcap Index and as of March 31, 2011, the market capitalization range of the Russell Midcap Index was from $209 million to $24.9 billion.

The Fund also may invest in:

•	foreign equity securities (including those of issuers located in emerging market countries);

•	U.S. preferred stock; and

•	U.S. and foreign convertible securities.

The Fund’s subadvisers may invest in a company’s preferred stock or convertible security for various reasons including when they believe the security type offers a higher risk-adjusted return opportunity than the company’s common stock. Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund’s subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may manage foreign currency risks by using forward currency contracts. Fund investments in derivative instruments are limited to 10% of the Fund’s net assets, but normally will not exceed 5% of the Fund’s net assets.

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Legg Mason Capital Management, LLC, 100 International Drive, Baltimore, Maryland 21202, serves as a subadviser to the Fund employing an opportunistic growth strategy. Legg Mason Capital Management, LLC, seeks to invest in equity securities and securities convertible into equity securities that it believes currently trade at significant discounts to Legg Mason’s assessment of their intrinsic value. Legg Mason Capital Management, LLC, expects that, under normal circumstances, the majority of the assets of the portion of the Fund it manages will be invested in securities of companies that at the time of purchase are in the mid-cap market capitalization range, defined as companies with market capitalizations similar to companies in the Russell Midcap Index or the Standard & Poor’s MidCap 400, or in “special situations” regardless of market capitalization. Special situations are companies undergoing unusual or possibly one-time developments that, in the opinion of Legg Mason Capital Management, LLC, make them attractive for investment. Legg Mason Capital Management, LLC, has served as a subadviser since 2006.

Name	Five Year Business History	Role in Fund Management

Sam Peters, CFA	Joined Legg Mason Capital Management, LLC, in 2005	Portfolio Manager

Southeastern, 6140 Poplar Avenue, Memphis, Tennessee 38119, serves as a subadviser to the Fund employing a special situations strategy. Southeastern seeks to invest in financially strong, well-managed companies, that can be purchased at prices Southeastern believes are significantly below their current intrinsic values. Southeastern has served since 2002.

Name	Five Year Business History	Role in Fund Management

O. Mason Hawkins, CFA	Co-Founder of Southeastern in 1975	Co-head of investment team
G. Staley Cates, CFA	Joined Southeastern in 1986	Co-head of investment team

Wellington Management, 280 Congress Street, Boston, Massachusetts 02210 serves as a subadviser to the Fund employing a select mid cap growth strategy. Wellington Management seeks to invest in a group of high-quality, established mid-cap growth companies with good balance sheets, strong management teams, market leadership in their industry, and above-average, sustainable earnings growth. Wellington Management has served as a subadviser since May 2010.

Name	Five Year Business History	Role in Fund Management

Philip W. Ruedi, CFA	Joined Wellington Management in 2004	Portfolio Manager

TimesSquare Capital Management, LLC (“TimesSquare”), 1177 Avenue of the Americas, 39th Floor, New York, New York 10036, serves as a subadviser to the Fund employing a growth opportunities strategy. TimesSquare uses a bottom up, research intensive approach to identify mid-cap securities that it believes have the greatest growth potential. TimesSquare has served as a subadviser since 2006.

Name	Five Year Business History	Role in Fund Management

Tony Rosenthal, CFA	Joined TimesSquare in 2000	Equal responsibility among team members
Grant Babyak	Joined TimesSquare in 2000	Equal responsibility among team members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Discovery Fund

Investment Objective—To offer long-term capital growth.

Principal Investment Strategies—The Fund invests, under normal circumstances, primarily in a combination of common stocks of U.S. small-capitalization companies, Russell 2000 Index futures and U.S. and foreign fixed income securities. The Fund’s subadvisers select stocks that they believe have above-average potential for growth and that generally have market capitalizations that fall within the range of companies in the Russell 2000 Index. The Russell 2000 Index is a widely used benchmark for small-cap stock performance, and its market capitalization range as of March 31, 2011, was $8 million to $5.7 billion. The Fund’s U.S. and foreign fixed income securities (1) are held, in part, as collateral in conjunction with the Fund’s use of futures, (2) may include (i) government and agency securities; (ii) corporate bonds; (iii) mortgage-backed securities (which may include U.S. agency pass through and collateralized mortgage obligations, non-agency pass through and collateralized mortgage obligations, and commercial mortgage-backed securities); (iv) asset-backed securities (which may include utility rate reduction securities and securities backed by collateral such as credit card receivables, home equity loans, student loans, and small business loans); and (v) municipal securities, and (3) at all times have a portfolio effective duration no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates).

The Fund’s investments also may include:

•	foreign equity securities (including those of issuers located in emerging market countries);

•	U.S. preferred stock; and

•	U.S. and foreign convertible securities.

The Fund’s subadvisers may invest in a company’s preferred stock or convertible security for various reasons including when they believe the security type offers a higher return opportunity than the company’s common stock. Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund’s fixed income securities are generally investment grade securities, which are securities rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB) or are unrated securities that the Fund’s subadvisers determine are of comparable quality.

In addition to Russell 2000 Index futures contracts, the Fund’s subadvisers also may use other derivative instruments. The Fund’s subadvisers may use futures, options, and swap agreements to manage risk, or to obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to manage foreign currency risks. Investments in derivative instruments are limited to 15% of the Fund’s net assets.

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Payden & Rygel, 333 South Grand Avenue, Los Angeles, California 90071, serves as a subadviser to the Fund employing an enhanced index strategy. Payden & Rygel’s enhanced index strategy utilizes Russell 2000 Index futures contracts or swap agreements to gain equity exposure, combined with purchasing fixed income securities seeking to generate returns in excess of the futures contracts or swap agreements implied financing costs. Payden & Rygel has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Asha B. Joshi, CFA	Joined Payden & Rygel in 1994	Equal responsibility among team members
Brian W. Matthews, CFA	Joined Payden & Rygel in 1986	Equal responsibility among team members

Wellington Management, 280 Congress Street, Boston, Massachusetts 02210, serves as a subadviser to the Fund employing a diversified small-blend strategy. Wellington Management seeks to invest in companies that it believes to be fundamentally sound and that can be purchased at what it believes to be attractive valuations; emphasis is placed on evaluating the long-term investment merit of the company rather than the trading characteristics of its securities. Wellington Management has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Jamie A. Rome, CFA	Joined Wellington Management in 1994	Portfolio Manager

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

International Fund

Investment Objective—To offer long-term capital growth and diversification by country.

Principal Investment Strategies—The Fund invests primarily in the common stocks of companies headquartered outside the United States. Under normal circumstances, the Fund invests at least 80% of its net assets in foreign equity securities, including securities of issuers located in emerging market countries. Strategies used by the Fund’s subadvisers include: 1) investing in equity securities believed to have above-average potential for growth across multiple capitalization sizes; and 2) investing in equity securities believed to be priced below fair market value at the time of purchase.

The Fund also may invest in:

•	U.S. or foreign fixed income securities;
•	U.S. equity securities; and
•	U.S. or foreign convertible securities.

Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

The Fund’s subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may use forward currency contracts to obtain or adjust investment exposure or to manage foreign currency risks. Fund investments in derivative instruments are limited to 10% of the Fund’s net assets, but normally will not exceed 5% of the Fund’s net assets.

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadvisers. Each subadviser’s specific strategy is described below.

Artisan Partners, 875 East Wisconsin Avenue, Suite 800 Milwaukee, Wisconsin 53202, employs an international growth opportunities strategy. Artisan seeks long-term capital growth and diversification by country, by using fundamental analysis to identify stocks of individual companies that Artisan Partners believes have sustainable growth, dominant industry positions, excellent management, attractive valuations and offer long- or short-term growth opportunities. Artisan Partners has served as a subadviser since 2002.

Name	Five Year Business History	Role in Fund Management

Mark L. Yockey	Joined Artisan Partners in 1995	Portfolio Manager

GlobeFlex Capital, LP (“GlobeFlex”), 4365 Executive Drive, Suite 720, San Diego, California 92121, employs a diversified all-cap strategy. GlobeFlex combines fundamental characteristics of traditional bottom-up research with systematic characteristics of quantitative investing in an effort to identify growing companies. GlobeFlex seeks to establish a diversified portfolio of stocks of multiple market-capitalizations and seeks to identify stocks issued by companies that, in GlobeFlex’s opinion, are characterized by accelerating growth, strong management teams and attractive valuations. GlobeFlex has served as a subadviser since 2006.

Name	Five Year Business History	Role in Fund Management

Robert Anslow	Co-Founder of GlobeFlex in 1994	Portfolio Manager

Mondrian Investment Partners Limited (“Mondrian”), 10 Gresham Street, 5th Floor, London EC2V 7JD, employs a value-oriented international strategy. Mondrian seeks to invest in securities that it believes are priced below fair market value based on anticipated future cash flow to shareholders. A company’s expected future real growth and dividend yield, each as determined by Mondrian, play a central role in the firm’s decision making process. Mondrian seeks to apply this methodology consistently to individual securities across all markets and industries. Mondrian has served as a subadviser since 2009.

Name	Five Year Business History	Role in Fund Management

Elizabeth Desmond	Joined Mondrian in 1991	Equal responsibility among team members
Nigel Bliss	Joined Mondrian in 1995	Equal responsibility among team members

Walter Scott & Partners Limited (“Walter Scott”), One Charlotte Square, Edinburgh, Scotland EH2 4DZ, employs a concentrated growth strategy. Walter Scott uses traditional fundamental analysis in an effort to build a concentrated portfolio of companies that, in Walter Scott’s opinion, are growing earnings, are operated by capable management teams, have strong balance sheets and are positioned in attractive areas of the global economy. Walter Scott has served as a subadviser since 2006.

Name	Five Year Business History	Role in Fund Management

Jane Henderson	Joined Walter Scott in 1995	Equal responsibility among team members
Roy Leckie	Joined Walter Scott in 1995	Equal responsibility among team members
Charles Macquaker	Joined Walter Scott in 1991	Equal responsibility among team members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Diversifying Strategies Fund

Investment Objective—To offer long-term capital growth.

Principal Investment Strategies—The Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different from that of traditional asset classes, such as stocks and fixed income securities (i.e., a “low correlation” to such asset classes). In combination, the Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and fixed income securities (including convertible securities) and foreign currencies through direct investments or through the use of derivative instruments. The Fund currently uses the following investment strategies:

•	Global Tactical Asset Allocation Strategy;

•	Low Duration-Plus Fixed Income Strategy; and

•	Convertible Securities Strategy.

Each of the above investment strategies is described in more detail below.

•	Global Tactical Asset Allocation Strategy—The Fund allocates a portion of its assets to the global equity, investment grade fixed income and currency markets, by investing in derivative instruments that provide investment exposure to fixed income securities, currencies and common or preferred stocks issued by companies, governments or their agencies or instrumentalities located in any part of the world, including emerging market countries. These derivative instruments generate their returns from the performance of such fixed income securities, currencies or stocks and include, but are not limited to, futures, options, swap agreements (including total return, credit default and interest rate swaps), and forward currency contracts.

•	Low Duration-Plus Fixed Income Strategy—Another portion of the Fund’s portfolio invests in core short and intermediate maturity fixed income securities (including securities issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities, and U.S. and foreign mortgage-backed and asset backed securities) that combined generally have a portfolio effective duration of no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates). These fixed income securities are generally investment grade securities that the Fund’s subadviser believes provide return opportunities because they are priced below fair market value relative to securities of similar credit quality and interest rate sensitivity. Plus, the strategy also incorporates investments in non-core sectors and securities which may include but are not limited to below investment grade and unrated securities, foreign securities, including securities of issuers located in emerging market countries, inflation-adjusted securities, and currencies, that the Fund’s subadviser believes offer attractive investment opportunities. The Fund may use futures and swaps as part of this fixed income strategy and seeks to reduce risk of loss due to currency fluctuations by hedging its non-U.S. dollar exposure using a variety of techniques, including forward currency contracts.

•	Convertible Securities Strategy—The Fund allocates a portion of its assets to a portfolio of convertible securities of U.S. or foreign companies (which may include issuers located in emerging market countries). Convertible securities possess investment characteristics of both stocks and bonds. The Fund’s subadvisers seek to invest in those securities they believe are priced below fair market value and represent an attractive risk/reward potential. Many of these securities are rated below investment grade. The Fund’s subadvisers also may invest in a combination of either convertible or non-convertible bonds, and common stocks or equity options, to seek to replicate the investment exposure of convertible securities or to seek to manage risk. The Fund’s subadvisers implementing this strategy may also invest in non-convertible bonds, common stocks, as well as “restricted” securities, such as Rule 144A securities.

Additional Information About the Fund’s Investments

Derivative Instruments—The Fund uses derivative instruments, including futures and options, swap agreements, and forward currency contracts, to achieve desired investment exposure, enhance portfolio efficiency, or manage risk. Trading in derivative instruments is used as an alternative to, or in conjunction with, buying, selling and holding stock and fixed income securities. Derivatives trading is intended to give the Fund the ability to share in the positive or negative returns of specific stocks, bonds, currencies, and broad and narrow market indices, traded in U.S. and foreign markets, without directly owning them. Derivative instruments also may be used to manage risk by, for example, hedging Fund portfolio holdings against losses due to exposure to certain markets, sectors or currencies. The Fund may take both long positions in derivatives (the values of which typically move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies) and short positions (the values of which typically move in the opposite direction from the prices of the underlying investments, pools of investments, indexes or currencies). Under normal conditions, the Fund expects to maintain derivative positions that represent net long exposures in relation to specific underlying stocks, bonds, currencies or indexes. In addition, the Fund may use strategies that combine long and short positions in derivative instruments in order to seek to benefit from misvaluations and manage risk. Short positions may involve greater risks than long positions, as the risk of loss is theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The Fund does not sell underlying securities short.

The market value of the Fund’s net assets held in short positions in derivative instruments is not expected to exceed 25% of the Fund’s net assets. Normally, on average, over the long term, 0-10% of the Fund’s net assets are held in short positions in derivatives instruments. The Fund’s investments in credit default swaps, if any, will be less than 5% of the Fund’s net assets.

To provide liquidity and the collateral needed to meet its obligations under derivatives contracts entered into for the Fund pursuant to its strategies, the Fund generally holds a significant portion of its assets in high quality, short-term fixed income securities.

Investment Grade Securities—“Investment grade” securities generally are those rated within the four highest categories by at least one major rating agency such as Standard & Poor’s (at least BBB), Moody’s (at least Baa) or Fitch (at least BBB), or are unrated securities that the Fund’s subadvisers determine are of comparable quality.

Fixed Income Securities—The Fund invests at least 40% of the Fund’s net assets in fixed income securities. The Fund’s investments in fixed income securities generally are rated B or higher by Standard and Poor’s, Moody’s or Fitch or are unrated securities that the Fund’s subadvisers determine are of comparable quality; securities rated CCC (or equivalent) or unrated securities that the Fund’s subadvisers determine are of comparable quality (the minimum credit quality permitted) are permitted but will be less than 5% of the Fund’s net assets. The Fund limits its investments in fixed income securities of issuers located in emerging market countries or that are rated below investment grade so that, taken together, they equal no more than 30% of the Fund’s net assets.

Mortgage-Backed and Asset-Backed Securities—Assets of the Fund may be invested in U.S. or foreign mortgage backed securities, which may include U.S. agency pass through and collateralized mortgage obligations, non-agency pass through and collateralized mortgage obligations, and commercial mortgage-backed securities and U.S. or foreign asset-backed securities including utility rate reduction bonds and fixed income securities backed by collateral, such as credit card receivables, home equity loans, student loans, and small business loans.

Volatility and Low Correlation—Although the Fund strives to have less long-term volatility than stocks in general, the Fund’s investment returns may be volatile over short periods of time. In addition, although the Fund may have low correlation to traditional asset classes (and therefore, for example, may outperform the stock market during periods of negative stock market performance and may underperform the stock market during periods of strong stock market performance), there can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will outperform the overall stock or bond markets. Further, there can be no assurance that the Fund will have less long-term volatility than the stock markets or have a low correlation to stocks and bonds (i.e., the Fund’s returns could move in tandem with those traditional asset classes).

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by the respective subadviser. Each subadviser’s specific strategy is described below.

Calamos Advisors, LLC (“Calamos”), 2020 Calamos Court, Naperville, Illinois 60563, serves as a subadviser to the Fund employing a global convertible securities strategy. Calamos’ strategy is to invest primarily in a portfolio of convertible securities of U.S. or Foreign companies (which may include emerging markets) that they believe are undervalued and represent an attractive risk/reward opportunity. Calamos employs an investment process that encompasses both top-down and bottom-up analysis. Top-down analysis of current global market and economic conditions allied with the identification of long-term secular themes provides a framework for individual security research. Through bottom-up economic profit valuation analysis and in-depth credit research, the investment team seeks to uncover the most compelling opportunities within a company’s capital structure. Calamos may also invest in combinations of either convertible or non-convertible bonds, common stocks or equity options in order to replicate the investment exposure of convertible securities or to manage portfolio risk. Calamos has served as a subadviser since 2010.

While day-to-day management of the Fund is a team effort, the Co-CIOs, along with the Co-Heads of Research and Investments and senior strategy analysts, have joint primary and supervisory responsibility for the Fund and work with all team members in developing and executing the Fund’s investment program.

Analytic Investors, LLC (“Analytic”), 555 W. Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a subadviser to the Fund employing a global tactical asset allocation strategy. Analytic’s strategy seeks to add value by creating a portfolio of long and short positions in individual country, equity, bond, and currency markets. By using relatively uncorrelated fundamental factors to forecast expected returns, the strategy seeks to capture different economic phenomena and their impact on the returns to global capital markets. Analytic has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Harindra de Silva, Ph.D., CFA	Joined Analytic in 1995	Equal responsibility among team members Greg McMurran Joined Analytic in 1976 Equal responsibility among team members
David Krider, CFA	Joined Analytic in 2005	Equal responsibility among team members
Ram Willner, D.B.A.	Joined Analytic in 2008	Equal responsibility among team members

Name	Five Year Business History	Role in Fund Management

John P. Calamos, Sr.	Founded Calamos in 1977	Responsible for firm-wide risk management and the top-down approach of diversification by country, sector, industry and macro-level investment themes, and directs the team’s focus on macro themes, upon which the portfolio’s strategy is based
Nick P. Calamos	Joined Calamos in 1983	Responsible for portfolio level risk management, sector and country weightings, bottom-up fundamental security analysis, and corresponding research and analysis for key holdings
John P. Calamos, Jr.	Joined Calamos in 1985	Responsible for implementation of strategy direct and supervise team
Jeff Scudieri	Joined Calamos in 1997	Responsible for implementation of strategy direct and supervise team
Jon Vacko	Joined Calamos in 2000	Responsible for implementation of strategy direct and supervise team
John Hillenbrand	Joined Calamos in 2002	Responsible for implementation of strategy direct and supervise team
Steve Klouda	Joined Calamos in 1994	Responsible for implementation of strategy direct and supervise team

Name	Five Year Business History	Role in Fund Management

Christopher Hartman	Joined Calamos in 1997	Responsible for implementation of strategy direct and supervise team
Joe Wysocki	Joined Calamos in 2003	Responsible for implementation of strategy direct and supervise team

While day-to-day management of each portfolio is a team effort, the Co-CIOs, along with the senior strategy analysts, have joint primary and supervisory responsibility for the portion of the portfolio managed by Calamos and work with all team members in developing and executing the portfolio’s investment program.

Mellon Capital, 50 Fremont Street, San Francisco, California 94105, serves as the Fund’s subadviser employing a global tactical asset allocation strategy. Mellon Capital’s strategy applies a systematic approach which seeks to take advantage of relative misvaluations throughout global capital markets. Mellon Capital uses quantitative models that use multiple factors to seek to identify market inefficiencies to build portfolios that are well diversified across long and short positions in individual country equity, bond, and currency markets. Mellon Capital has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Vassilis Dagioglu	Joined Mellon Capital in 1999	Lead member of team with ultimate responsibility for over all portfolio management
James H. Stavena	Joined Mellon Capital in 1998	Day-to-day portfolio management responsibility
Torrey K. Zaches, CFA	Joined Mellon Capital in 1998	Day-to-day portfolio management responsibility

Payden & Rygel, 333 South Grand Avenue, Los Angeles, California 90071, serves as a subadviser to the Fund and manages two different fixed income strategies. Payden & Rygel employs an enhanced cash management strategy and utilizes an active management approach and a combination of duration management, yield curve positioning and sector rotation in the management of the portfolio subject to this strategy. In addition, Payden & Rygel manages the Fund’s low duration-plus fixed income strategy. Payden & Rygel’s portfolio consists of low duration bonds wherein the firm seeks to take advantage of inefficiencies in the world’s fixed income markets. This strategy also focuses on security selection due to what the firm believes to be the ongoing attractiveness of yield levels relative to short-term government securities. In managing a low duration strategy, Payden & Rygel seeks to provide attractive total returns in both absolute and relative terms in both rising and falling interest rate environments. Payden & Rygel has served as a subadviser since 2007.

Name	Five Year Business History	Role in Fund Management

Brian W. Matthews, CFA	Joined Payden & Rygel in 1986	Equal responsibility among team members
Mary Beth Syal, CFA	Joined Payden & Rygel in 1991	Equal responsibility among team members

Shenkman Capital Management, Inc. (“Shenkman”), 461 Fifth Avenue, New York, NY 10017, serves as a subadviser to the Fund employing a convertible securities strategy. Shenkman’s strategy typically invests in the fixed income segment of the convertible securities market where issues generally exhibit bond-like characteristics. Shenkman employs bottom-up fundamental credit analysis to seek to identify investment opportunities that Shenkman believes are undervalued and offer potential equity upside. Shenkman has served as a subadviser since 2010.

Name	Five Year Business History	Role in Fund Management

Mark R. Shenkman	Founded Shenkman in 1985	Lead member of team with ultimate responsibility for investment strategy
Raymond F. Condon	Joined Shenkman in 2003	Responsible for day-to-day portfolio management

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

The Index Funds

The five Index Funds described below follow an indexed or “passively managed” approach to investing. This means that securities are selected to try to approximate the investment characteristics and performance of a specified benchmark, such as the S&P 500 Index. Unlike an actively managed portfolio, an index fund does not rely on the portfolio manager’s decision-making with regard to which individual securities may outperform others. An index fund simply seeks to approximate the performance of its benchmark. Index funds tend to have lower operating expenses than actively managed funds.

Standard & Poor’s (“S&P”), Wilshire Associates Incorporated (“Wilshire Associates”), MSCI Inc. and Barclays Capital do not sponsor any Fund, nor are they affiliated with the Funds. None of the Funds are sponsored, endorsed, sold, or promoted by the index sponsors or the indexes, and neither the indexes nor their sponsors make any representation or warranty, express or implied, regarding the Funds, or the advisability of investing in the Funds or the securities represented in the indexes. Nor do the index sponsors bear any liability with respect to the Funds or the indexes on which the Funds are based. The indexes and their content are owned by the relevant index sponsors, all rights reserved. The Funds’ SAI contains more detailed descriptions of the limited relationship these index sponsors have with the Funds. Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500, and 500 are trademarks of The McGraw-Hill Companies, Inc. Wilshire, the Wilshire Indexessm, Wilshire 5000 Total Market Indexsm and Wilshire 4500 Completion Indexsm are service marks of Wilshire Associates.

Because it can be very expensive to buy and sell all of the securities in a target benchmark, the Index Funds, with the exception of the 500 Stock Index Fund and the Overseas Equity Index Fund, employ sampling techniques to approximate benchmark characteristics such as capitalization and industry weightings using fewer securities than are contained in the benchmark. Therefore, the performance of these Funds versus their respective benchmarks may deviate more than that of funds investing in all of the securities contained in the benchmark. The 500 Stock Index Fund seeks to invest at least 90% of its net assets in stocks included in the S&P 500 Index, weighted to seek to replicate the investment characteristics and performance of the index. The Overseas Equity Index Fund seeks to invest at least 90% of its net assets in equity securities included in the MSCI EAFE (Net) Index, weighted to seek to replicate the investment characteristics and performance of the index.

Performance of the Index Funds will differ from the underlying indexes for several reasons. First, fund fees and expenses reduce Fund performance, while the indexes themselves bear no management fees, transaction costs or other expenses. Second, due to sampling techniques used by the Core Bond Index Fund, Broad Market Index Fund and Mid/Small Company Index Fund, there will be tracking error, which may impact Fund performance positively or negatively as compared to its benchmark index. Third, changes to the indexes, such as additions to or deletions from the securities contained in an index and rebalancing, can cause tracking error, which may impact the Fund performance positively or negatively as compared to its benchmark index. Fourth, the timing of cash flows into and out of a Fund will affect its ability to precisely track the underlying indexes. Fifth, there may be pricing differences if the index and the Fund use different pricing sources. This is more common in the Overseas Equity Index Fund and the Core Bond Index Fund.

Information relating to the subadviser has been provided by the subadviser.

Mellon Capital, 50 Fremont Street, San Francisco, California 94105, serves as each Fund’s subadviser employing an indexing strategy. Mellon Capital uses a trading strategy for each Index Fund that seeks to minimize the impact of index additions and deletions while minimizing tracking error. Mellon Capital has served as a subadviser since 2004.

Core Bond Index Fund

Investment Objective—To offer current income by approximating the performance of the Barclays Capital U.S. Aggregate Bond Index.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 90% of its net assets in bonds and other fixed income securities included in the Barclays Capital U.S. Aggregate Bond Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing, which means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. In doing so, the subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that consists of investment grade U.S. dollar-denominated fixed income securities. The index includes fixed income securities from the Treasury, government-related, corporate, mortgage-backed (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed, and commercial mortgage-backed sectors.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Portfolio Managers

Name	Five Year Business History	Role in Fund Management

David Kwan, CFA	Joined Mellon Capital in 1990	Equal responsibility among Team Members
Lowell Bennett, CFA	Joined Mellon Capital in 1997	Equal responsibility among Team Members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

500 Stock Index Fund

Investment Objective—To offer long-term capital growth by approximating the performance of the S&P 500 Index.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 90% of its net assets in stocks included in the S&P 500 Index, weighted to seek to replicate the investment characteristics of the S&P 500 Index and performance that correlates with that of the index. The Fund follows an indexed or “passively managed” approach to investing. The S&P 500 Index is an unmanaged, market-weighted index of 500 stocks selected by Standard & Poor’s on the basis of their market size, liquidity and industry group representation. The Index represents more than 75% of the total market value of all publicly traded U.S. common stocks.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Portfolio Managers

Name	Five Year Business History	Role in Fund Management

Karen Q. Wong, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members
Richard Brown, CFA	Joined Mellon Capital in 1995	Equal responsibility among Team Members
Thomas J. Durante, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

Broad Market Index Fund

Investment Objective—To offer long-term capital growth by approximating the performance of the Wilshire 5000 Total Market Index.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 90% of its net assets in equity issues included in the Wilshire 5000 Total Market Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing, which means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. In doing so, the subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Wilshire 5000 Total Market Index is an unmanaged index that consists of all U.S. equity issues with readily available price data (which includes common stocks, interests in real estate investment trusts and limited partnership interests) and is calculated using a float-adjusted market capitalization weighting.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Portfolio Managers

Name	Five Year Business History	Role in Fund Management

Karen Q. Wong, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members
Richard Brown, CFA	Joined Mellon Capital in 1995	Equal responsibility among Team Members
Thomas J. Durante, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Mid/Small Company Index Fund

Investment Objective—To offer long-term capital growth by approximating the performance of the Wilshire 4500 Completion Index.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 90% of its net assets in equity issues included in the Wilshire 4500 Completion Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing, which means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. In doing so, the subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Wilshire 4500 Completion Index is an unmanaged index that consists of all equity issues (including common stocks, interests in real estate investment trusts, and limited partnership interests) in the Wilshire 5000 Total Market Index except for those included in the S&P 500 Index.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Portfolio Managers

	Five Year	Role in Fund
Name	Business History	Management

Karen Q. Wong, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members
Richard Brown, CFA	Joined Mellon Capital in 1995	Equal responsibility among Team Members
Thomas J. Durante, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Overseas Equity Index Fund

Investment Objective—To offer long-term capital growth and diversification by approximating the performance of the MSCI Europe Australasia Far East (EAFE) Index (Net).

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 90% of its net assets in equity securities (common and preferred stock) included in the MSCI Europe Australasia Far East (EAFE) Index (Net), weighted to seek to replicate the investment characteristics of the MSCI EAFE Index (Net) and performance that correlates with that of the index.

The Fund follows an indexed or “passively managed” approach to investing. This means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. The MSCI EAFE Index (Net) is an unmanaged free float-adjusted market capitalization index of equity securities that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada, and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology.

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.

Portfolio Managers

	Five Year	Role in Fund
Name	Business History	Management

Karen Q. Wong, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members
Richard Brown, CFA	Joined Mellon Capital in 1995	Equal responsibility among Team Members
Thomas J. Durante, CFA	Joined Mellon Capital in 2000	Equal responsibility among Team Members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s), and portfolio manager ownership of Fund shares.

The Model Portfolio Funds

As a group, the Model Portfolio Savings Oriented, Model Portfolio Conservative Growth, Model Portfolio Traditional Growth, Model Portfolio Long-Term Growth, and Model Portfolio All-Equity Growth Funds are known as the Model Portfolio Funds. Each of these Funds invests in certain other Vantagepoint Funds rather than investing directly in a portfolio of securities. Each Model Portfolio Fund has a different degree of potential risk and reward and is diversified among various Vantagepoint Funds in differing allocations. Each Model Portfolio Fund follows the basic strategies described below.

Asset Allocation—The allocation of each Model Portfolio Fund among underlying Vantagepoint Funds and the asset classes they represent has been established by VIA, the investment adviser to each Fund.

Changes to the Underlying Funds—Any changes made in the underlying Funds, such as changes in investment objectives, may affect the performance of the Model Portfolio Funds that invest in the underlying Funds. VIA may alter the asset class allocations or underlying Fund-level allocations of a Model Portfolio Fund at its discretion, subject to the supervision of the Fund’s Board of Directors. Reasons for changes to underlying Fund allocations include changes in an underlying Fund’s investment objective or strategy or a change in VIA’s investment assumptions underlying the Model Portfolio Funds.

Rebalancing—If one component of a particular Model Portfolio Fund outperforms another component over any given time period, the Model Portfolio Fund will become “out of balance.” For example, if the equity component of a Model Portfolio Fund outperforms the fixed income portion, the amount of the equity portion will increase beyond the predetermined allocation. A material change in the predetermined allocation could affect both the level of risk and the potential for gain or loss. VIA monitors the performance and underlying Fund allocation of each Model Portfolio Fund. From time to time, VIA will transfer assets from one underlying Fund to another in order to rebalance a Model Portfolio Fund.

VIA’s Portfolio Managers

	Five Year	Role in Fund
Name	Business History	Management

Wayne Wicker, CFA	Joined VIA in 2004	Lead member of the Team. All team members are responsible for strategic management without limitations.
David Braverman, CFA	Joined VIA in 2008; previously with Standard & Poor’s Corporation from 1985 to 2008	All team members are responsible for strategic management without limitations.
Lee Trenum, CFA	Joined VIA in 2001	Responsible for day-to-day management. All team members are responsible for strategic management without limitations.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Model Portfolio Savings Oriented Fund

Investment Objective—To offer capital preservation, reasonable current income, and some capital growth while seeking to limit risk.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 55% fixed income investments, 25% equity investments, and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund). To achieve this allocation, Fund assets are invested in underlying Vantagepoint fixed income and equity Funds and the multi-strategy Fund.

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	26%-36%
Core Bond Index Fund (Class I)	4%-14%
Inflation Protected Securities Fund	10%-20%

Equity Funds:

Equity Income Fund	5%-15%
Growth & Income Fund	5%-15%
International Fund	0%-10%

Multi-Strategy Fund:

Diversifying Strategies Fund	18%-22%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the above-stated ranges and also within the stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities, inflation-adjusted securities, and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Savings Oriented Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Model Portfolio Conservative Growth Fund

Investment Objective—To offer reasonable current income and capital preservation, with modest potential for capital growth.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 41% fixed income investments, 40% equity investments, and 19% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund). To achieve this allocation, Fund assets are invested in underlying Vantagepoint fixed income and equity Funds and the multi-strategy Fund.

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	14%-24%
Core Bond Index Fund (Class I)	7%-17%
Inflation Protected Securities Fund	5%-15%

Equity Funds:	Allocation Range

Equity Income Fund	6%-16%
Growth & Income Fund	4%-14%
Growth Fund	1%-11%
Select Value Fund	0%-8%
Aggressive Opportunities Fund	0%-8%
International Fund	3%-13%

Multi-Strategy Fund:

Diversifying Strategies Fund	17%-21%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the above-stated ranges and also within the stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities, inflation-adjusted securities, and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Conservative Growth Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Model Portfolio Traditional Growth Fund

Investment Objective—To offer moderate capital growth and reasonable current income.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 25% fixed income investments, 60% equity investments, and 15% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund). To achieve this allocation, Fund assets are invested in underlying Vantagepoint fixed income and equity Funds and the multi-strategy Fund.

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	3%-13%
Core Bond Index Fund (Class I)	8%-18%
Inflation Protected Securities Fund	0%-9%

Equity Funds:

Equity Income Fund	7%-17%
Growth & Income Fund	7%-17%
Growth Fund	5%-15%
Select Value Fund	1%-11%
Aggressive Opportunities Fund	1%-11%
Discovery Fund	0%-8%
International Fund	7%-17%

Multi-Strategy Fund:

Diversifying Strategies Fund	13%-17%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the above-stated ranges and also within the stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Traditional Growth Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Model Portfolio Long-Term Growth Fund

Investment Objective—To offer high long-term capital growth and modest current income.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 13% fixed income investments, 75% equity investments, and 12% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund). To achieve this allocation, Fund assets are invested in underlying Vantagepoint fixed income and equity Funds and the multi-strategy Fund.

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Fund:	Allocation Range

Core Bond Index Fund (Class I)	8%-18%

Equity Funds:

Equity Income Fund	8%-18%
Growth & Income Fund	8%-18%
Growth Fund	7%-17%
Select Value Fund	4%-14%
Aggressive Opportunities Fund	4%-14%
Discovery Fund	0%-10%
International Fund	11%-21%

Multi-Strategy Fund:

Diversifying Strategies Fund	10%-14%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the above-stated ranges and also within the stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Long-Term Growth Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Model Portfolio All-Equity Growth Fund

Investment Objective—To offer high long-term capital growth.

Principal Investment Strategies—The Fund invests, under normal circumstances, 100% in equity Funds by investing in other Vantagepoint Funds whose assets are invested, under normal circumstances, at least 80% in equity securities or instruments that provide equity exposure.

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Equity Funds:	Allocation Range

Equity Income Fund	13%-23%
Growth & Income Fund	12%-22%
Growth Fund	12%-22%
Select Value Fund	5%-15%
Aggressive Opportunities Fund	5%-15%
Discovery Fund	4%-14%
International Fund	15%-25%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the above-stated ranges noted above. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Milestone Funds

As a group, the Milestone Retirement Income Fund, Milestone 2010 Fund, Milestone 2015 Fund, Milestone 2020 Fund, Milestone 2025 Fund, Milestone 2030 Fund, Milestone 2035 Fund, Milestone 2040 Fund, and Milestone 2045 Fund are known as the Milestone Funds. The Milestone Funds seek to help investors accumulate savings throughout their careers and preserve savings in retirement. The Funds offer asset allocation, fund selection, and rebalancing through a single fund based on when withdrawals from the Fund are expected to begin, typically at or after retirement (assumed to occur at age 60). Each Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through a “multi-strategy” Fund) that is believed to be appropriate.

Each Milestone Fund invests in differing amounts of certain other Vantagepoint Funds rather than investing directly in its own portfolio of securities. Each of these Funds has a different degree of potential risk and reward and follows the basic strategies described below.

Eight of the nine Milestone Funds are designed for investors who expect to begin making gradual withdrawals, typically at or after retirement, in or around the year designated in the Fund’s name. For example, the Milestone 2020 Fund is designed for investors who expect to begin making gradual withdrawals within a few years of the year 2020. These dated Funds are designed to “age” such that each Fund’s asset allocation becomes more conservative over time until the Fund achieves a final constant asset allocation approximately ten years after the year designated in the Fund’s name.

Unlike the eight dated Milestone Funds whose asset allocations change over time, the Milestone Retirement Income Fund maintains a constant asset allocation (described below) and is designed for investors who have begun to make gradual withdrawals or are seeking to preserve principal with some opportunity for inflation protection and capital growth, or who have a low tolerance for price fluctuations or wish to invest for the shorter-term. This Fund maintains an asset allocation of approximately 25% in equity Funds and 55% in fixed income Funds and 20% in a multi-strategy Fund. When the target asset allocation of a dated Fund matches the Retirement Income Fund’s target asset allocation, scheduled to occur approximately ten years after the year indicated in the Fund’s name, it is expected that VIA will recommend combining the assets of the dated Fund with the assets of the Milestone Retirement Income Fund within approximately one year, subject to applicable regulatory requirements. As previously stated, the Milestone Funds seek to help investors accumulate savings throughout their careers and preserve savings in retirement; however, there is no guarantee that the Funds will do so.

Asset Allocation—The allocation of each Milestone Fund among underlying Vantagepoint Funds and the asset classes they represent has been established by VIA, the investment adviser to each Fund. VIA will adjust the asset allocation of each dated Milestone Fund to seek to become more conservative as the year designated in its name approaches and for approximately 10 years beyond the designated year. This is intended to reduce investment risk as investors move towards and into retirement. The sequence of asset allocation changes that the dated Funds are expected to follow over time (“glide path”) developed by VIA is illustrated below. The glide path followed prior to October 30, 2007 was different and did not incorporate a multi-strategy Fund. The glide path followed prior to January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund name.

As depicted in the charted glide path above, each dated Milestone Fund’s asset allocation will change over time. For example, 35 years before the year indicated in the Fund’s name, the asset mix will be approximately 95% equity, 5% fixed income, and 0% multi-strategy. The asset mix will progressively reduce equity exposure such that by the year indicated in the Fund’s name (“target year”), the mix will be approximately 47% equity, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy Fund allocation is increased to approximately 20%. Ten years after the date in the Fund’s name, it will reach its “landing point” and its target asset allocation becomes constant.

The asset allocation of any Milestone Fund may differ from this chart for a variety of reasons. The most common reason is performance differences between a Fund’s equity allocation, its fixed income allocation, and its multi-strategy allocation. Deviations from the allocations suggested by the chart, particularly over long periods, likely will cause the investment risks associated with a given Fund to differ from what is suggested by the chart above. VIA monitors the Funds’ asset allocations on a daily basis and periodically will execute transactions as necessary to return the Milestone Funds to, or close to, the asset allocations indicated by the chart, taking into account both the cost and benefit of such transactions.

Additionally, VIA may alter the amount allocated to the equity, fixed income and multi-strategy asset classes of any Milestone Fund at its discretion subject to the supervision of the Fund’s Board of Directors. However, target allocations of the asset classes are expected to be substantially similar to the glide path and any significant deviations would be temporary.

Underlying Fund Selection—VIA selects underlying Vantagepoint Funds to fulfill the asset class allocations of each Milestone Fund. Target Fund level allocation ranges as of the date of this prospectus are discussed in the following sections describing each Fund. In selecting underlying Funds to fulfill asset class allocations, VIA will choose from the following candidate Vantagepoint Funds:

Fixed Income Funds

U.S. Fixed Income	Vantagepoint Low Duration Bond Fund
Vantagepoint Inflation Protected Securities Fund
Vantagepoint Core Bond Index Fund

Equity Funds

U.S. Equity	Vantagepoint Equity Income Fund
Vantagepoint 500 Stock Index Fund
Vantagepoint Growth & Income Fund
Vantagepoint Broad Market Index Fund
Vantagepoint Growth Fund
Vantagepoint Select Value Fund
Vantagepoint Mid/Small Company Index Fund
Vantagepoint Aggressive Opportunities Fund
Vantagepoint Discovery Fund
Foreign Equity	Vantagepoint Overseas Equity Index Fund
Vantagepoint International Fund

Multi-Strategy Fund

Vantagepoint Diversifying Strategies Fund

VIA may, at its discretion, add additional Funds to the above-listed set of candidate Funds.

Changes to the Underlying Funds—Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the performance of the Milestone Funds that invest in those underlying Funds. VIA may alter the Fund-level allocations of a Milestone Fund at its discretion under the supervision of the Fund’s Board of Directors.

VIA will alter the underlying Fund allocations of the dated Milestone Funds over time until ten years after the year in the Fund’s name. Additionally, VIA also may make changes to the underlying Funds and their allocations for reasons other than the passage of time. Changes may be made for various reasons, including changes in an underlying Fund’s investment objective or investment strategy or a change in VIA’s investment assumptions underlying the Milestone Funds.

VIA monitors the performance and underlying Fund allocation of each Milestone Fund. From time to time, VIA will transfer assets from one underlying Fund to another to rebalance Fund asset allocations.

Reaching the Designated Year and Beyond—The Fund will continue to exist and its asset allocation will continue to grow more conservative for a period of 10 years after the year in the name of the Fund. At that point, the Fund will maintain a constant target asset allocation, which is expected to be approximately 25% equity, 55% fixed income, and 20% multi-strategy.

After the Fund reaches its final and constant target allocation, VIA is expected to recommend, and the Funds’ Board of Directors may approve, combining the dated Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the dated Fund at that time. If the combination is approved and applicable regulatory requirements are met, the Fund’s shareholders would then become shareholders of the Milestone Retirement Income Fund. Shareholders will be provided with additional information at that time, including information about any tax consequences of the combination for shareholders that are not investing in the Milestone Funds through a tax-advantaged retirement account.

Who should consider the Milestone Funds—In general, the Milestone Funds have been designed for investors saving for and in retirement who prefer to delegate to investment professionals most investment management tasks — such as portfolio construction, periodic rebalancing, and risk reduction over time.

Selecting a Milestone Fund—The primary factor you should consider in selecting a Milestone Fund is the year in which you plan to begin withdrawing assets, typically on or after retirement (at an assumed age of 60). The Funds have been designed on the assumption that investors will stop making new investments and gradually begin withdrawing assets from their Milestone Fund in the “target” year designated in the selected Fund’s name. If the year in which you plan to begin making withdrawals from your Milestone Fund and the year in which you plan to retire are significantly different (as it often is, for example, for public safety employees), you should take that into consideration when making your Fund selection. You should also consider your withdrawal plans as these Funds are designed for investors taking gradual withdrawals over time. These Funds may not be appropriate for investors who seek to make a single, lump sum withdrawal at retirement.

You should also consider your personal financial circumstances, additional sources of retirement income, and tolerance for risk when selecting a Milestone Fund. You can lose money in any of the Milestone Funds, including the Milestone Retirement Income Fund. Choosing a Fund with an earlier “target” date than your anticipated withdrawal/retirement date generally would be considered a more conservative investment decision, while choosing a Fund with a later target date generally would be considered a more aggressive investment decision. If you are highly risk-averse or cannot tolerate even small losses, you may wish to select an investment option that seeks a higher degree of capital preservation than the Milestone Funds.

The Milestone Funds are not a complete solution for all of your retirement savings needs. An investment in a dated Milestone Fund includes the risk of loss, including near, at or after the target date of the applicable dated Milestone Fund. There also is no guarantee that a Milestone Fund will provide adequate income at and through an investor’s retirement. Selecting a Milestone Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Investment Adviser and Portfolio Managers

VIA’s Portfolio Managers

	Five Year	Role in Fund
Name	Business History	Management

Wayne Wicker, CFA	Joined VIA in 2004	Lead member of the Team. All team members are responsible for strategic management without limitations.
David Braverman, CFA	Joined VIA in 2008; previously with Standard & Poor’s from 1985 to 2008	All team members are responsible for strategic management without limitations.
Lee Trenum, CFA	Joined VIA in 2001	Responsible for day-to-day management. All team members are responsible for strategic management without limitations.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Milestone Retirement Income Fund

Investment Objective—To seek to offer current income and opportunities for capital growth that have limited risk.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 55% fixed income investments, 25% equity investments and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through a “multi-strategy” Fund). To achieve this allocation, Fund assets are invested in underlying Vantagepoint fixed income and equity Funds and the multi-strategy Fund.

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	26%-36%
Core Bond Index Fund (Class I)	4%-14%
Inflation Protected Securities Fund	10%-20%

Equity Funds:

Equity Income Fund	5%-15%
Growth & Income Fund	5%-15%
International Fund	0%-10%

Multi-Strategy Fund:

Diversifying Strategies Fund	15%-25%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the ranges and also within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities, inflation-adjusted securities, and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-capitalization U.S. equity securities and larger capitalization equity securities of issuers located in developed foreign countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Retirement Income Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2010 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who retired in or around the year 2010 and would like to make gradual withdrawals from the Fund. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2020 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	10%-20%
Core Bond Index Fund (Class I)	1%-11%
Inflation Protected Securities Fund	10%-20%

Equity Funds:

Equity Income Fund	13%-23%
Growth & Income Fund	6%-16%
Growth Fund	2%-12%
International Fund	4%-14%

Multi-Strategy Fund:

Diversifying Strategies Fund	13%-23%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities, inflation-adjusted securities, and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-capitalization U.S. equity securities and larger capitalization equity securities of issuers located in developed foreign countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2010 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2015 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2015. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2025 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	6%-16%
Core Bond Index Fund (Class I)	5%-15%
Inflation Protected Securities Fund	4%-14%

Equity Funds:

Equity Income Fund	14%-24%
Growth & Income Fund	6%-16%
Growth Fund	3%-13%
Mid/Small Company Index Fund (Class I)	0%-10%
International Fund	6%-16%

Multi-Strategy Fund:

Diversifying Strategies Fund	12%-22%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities, inflation-adjusted securities, and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2015 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2020 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2020. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2030 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	2%-12%
Core Bond Index Fund (Class I)	9%-19%
Inflation Protected Securities Fund	0%-7%

Equity Funds:

Equity Income Fund	16%-26%
Growth & Income Fund	7%-17%
Growth Fund	3%-13%
Mid/Small Company Index Fund (Class I)	4%-14%
International Fund	7%-17%

Multi-Strategy Fund:

Diversifying Strategies Fund	10%-20%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2020 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2025 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2025. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2035 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	0%-8%
Core Bond Index Fund (Class I)	8%-18%

Equity Funds:

Equity Income Fund	18%-28%
Growth & Income Fund	8%-18%
Growth Fund	4%-14%
Mid/Small Company Index Fund (Class I)	6%-16%
International Fund	9%-19%

Multi-Strategy Fund:

Diversifying Strategies Fund	8%-18%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2025 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2030 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2030. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2040 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	0%-6%
Core Bond Index Fund (Class I)	4%-14%

Equity Funds:

Equity Income Fund	19%-29%
Growth & Income Fund	9%-19%
Growth Fund	5%-15%
Mid/Small Company Index Fund (Class I)	9%-19%
International Fund	11%-21%

Multi-Strategy Fund:

Diversifying Strategies Fund	6%-16%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2030 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2035 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2035. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2045 (ten years after the year indicated in the Fund name), the

Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	0%-5%
Core Bond Index Fund (Class I)	1%-11%

Equity Funds:

Equity Income Fund	21%-31%
Growth & Income Fund	10%-20%
Growth Fund	7%-17%
Mid/Small Company Index Fund (Class I)	13%-23%
International Fund	13%-23%

Multi-Strategy Fund:

Diversifying Strategies Fund	1%-11%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2035 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2040 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2040. The Fund invests in a combination of equity investments and fixed income investments and may also invest in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2050 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current percentage ranges indicated:

Fixed Income Fund:	Allocation Range

Core Bond Index Fund (Class I)	0%-10%

Equity Funds:

Equity Income Fund	22%-32%
Growth & Income Fund	11%-21%
Growth Fund	7%-17%
Mid/Small Company Index Fund (Class I)	15%-25%
International Fund	14%-24%

Multi-Strategy Fund:

Diversifying Strategies Fund	0%-6%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2040 Fund and may be used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2045 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2045. The Fund invests in a combination of equity investments and fixed income investments. As time elapses, the Fund’s allocation to equity investments decreases, the Fund’s allocation to fixed income investments increases, and an allocation is added (and increased) to investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the Diversifying Strategies Fund a “multi-strategy” Fund) in a manner that the adviser believes to be appropriate, so that by June 30 of the year 2055 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% equity funds, 55% fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current ranges indicated:

Fixed Income Fund:	Allocation Range

Core Bond Index Fund (Class I)	0%-10%

Equity Funds:

Equity Income Fund	22%-32%
Growth & Income Fund	11%-21%
Growth Fund	8%-18%
Mid/Small Company Index Fund (Class I)	15%-25%
International Fund	14%-24%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations. All percentages referred to above are based on the Fund’s net assets.

The underlying Funds’ fixed income holdings are mainly a diversified mix of securities of varying maturities, including U.S. and foreign government and agency securities and investment grade securities, such as corporate bonds, mortgage-backed securities and asset-backed securities. Investment grade securities are securities rated within the four highest grades by at least one of the major ratings agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are unrated securities that the underlying Funds’ subadvisers determine are of comparable quality. The underlying Funds’ fixed income holdings are generally intended to provide current income.

The underlying Funds’ equity holdings are mainly large-, mid- and small-capitalization U.S. equity securities and larger-capitalization equity securities of issuers located in developed foreign countries, but may have some exposure to issuers located in emerging market countries, and are generally intended to provide long-term growth of capital.

Additional Information About the Funds’ Risks

In addition to the risk factors discussed in each Summary Prospectus, the following descriptions provide additional information about the risks that you will face as an investor in the Funds. The Model Portfolio Funds and Milestone Funds are subject to the same risks as the underlying Funds in which they invest. It is important to keep in mind one of the main axioms of investing: the higher the potential reward, the higher the risk of losing money. The reverse is also generally true: the lower the potential reward, the lower the risk.

I. Equity Securities/Stock Market Risks

The Funds that invest in equity securities such as common stock or preferred stock are subject to stock market risk. Stock market risk is the possibility that stock prices overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap Securities Risk — Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk — Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Preferred Stock Risk — Preferred stockholders generally will have more limited voting rights than the common stockholders. Holders of a company’s debt securities generally have a superior right to payment compared to holders of the company’s preferred stock, and are therefore paid before holders of preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities (including changes in interest rates and in a company’s creditworthiness) and equity securities. Funds holding preferred stock may suffer losses if dividends are not paid.

II. Foreign Securities Risks

Foreign securities (whether equity or fixed income) may involve the risk of loss or fluctuations due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; generally higher credit risks for foreign issuers; higher transaction costs; and pricing factors affecting investment in the securities of foreign businesses or governments.

Emerging Market Securities Risk — The above risk factors may be heightened with respect to securities of companies located in emerging market countries, which are countries not included in the MSCI World Index. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements, and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries.

Foreign Currency Risk — Investments directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, any amounts not recovered will reduce the income received by a Fund.

Foreign Government Securities Risk — Foreign government securities are fixed income securities issued by a foreign government, a foreign municipality, or an agency or instrumentality thereof. The ability of a foreign governmental obligor to meet its obligations to pay principal and interest to debtholders generally will be adversely affected by rising foreign interest rates, as well as the level of the relevant government’s foreign currency reserves and currency devaluations. If a governmental obligor defaults on its obligations, a Fund may have limited legal recourse against the issuer or guarantor. These risks may be heightened during periods of economic or political instability, and are generally heightened in emerging market countries.

III. Fixed Income Securities Risks

Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. Fixed income securities may also include loan participations and assignments that are privately negotiated notes representing the equivalent of a loan or bank debt. Fixed income securities may be subject to a variety of risks described in greater detail below.

Interest Rate Risk — Fixed income securities fluctuate in value as interest rates change. The general rule is that if interest rates rise, the market prices of fixed income securities will usually decrease. The reverse is also true: if interest rates fall, the market prices of fixed income securities will generally increase.

A fixed income security with a longer maturity (or a fund holding fixed income securities with a longer average maturity) will typically be more sensitive to changes in interest rates and it will fluctuate more in price than a shorter term security. Because of their very short-term nature, money market instruments carry less interest rate risk.

Credit Risk — Fixed income securities are also exposed to credit risk, which is the possibility that the issuer of a fixed income security will default on its obligation to pay interest and/or principal, which could cause a Fund to lose money. U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government, have limited credit risk, while securities issued or guaranteed by U.S. Government agencies or government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government may be subject to varying degrees of credit risk (see U.S. Government Agency Securities Risk). Corporate fixed income securities rated BBB or above by Standard & Poor’s are generally considered to carry moderate credit risk. Corporate fixed income securities rated lower than BBB are considered to have significant credit risk (see High Yield Securities Risk). Of course, fixed income securities with lower credit ratings generally pay a higher level of income to investors. The financial stability of issuers located in foreign countries may be more precarious than those located in the United States. As a result, credit risk may be greater with foreign issuers of fixed income securities.

Call Risk — A fixed income security may include a provision allowing the issuer to purchase the security back from its holder earlier than the final maturity date of the security, otherwise known as a “call feature.” Issuers often exercise this right when interest rates have declined. Accordingly, holders of such callable securities may not benefit fully from the increase in value that other fixed income securities generally experience when rates decline. Unscheduled calls or prepayments also may limit the potential for capital appreciation on the security. Furthermore, after a call feature is exercised, a Fund may be forced to reinvest the proceeds received at the prevailing interest rate, which is likely be lower than the interest rate paid on the security that was called.

High Yield Securities Risk — Lower-quality fixed income securities (those of less than investment grade quality, commonly known as “high yield bonds” or “junk bonds”) are speculative, involve greater risk of default and tend to be particularly sensitive to changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions. The market prices of these securities may also experience greater volatility than the market prices of investment grade securities and may decline significantly in periods of general economic difficulty. These securities may be harder to value, and may present greater liquidity risk (particularly if the security has restrictions on resale). In addition, the value of lower-quality fixed income securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. Issuers of these securities are less secure financially as compared with issuers of investment grade securities. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Municipal Securities Risk — Municipal securities are fixed income securities issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities. The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the Fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

Inflation-Adjusted Securities Risk — Inflation-adjusted securities are fixed income securities for which the principal value or interest payments are indexed to changes in inflation. Interest payments on inflation-adjusted securities will vary as the principal or interest is adjusted for inflation and may be more volatile than interest paid on ordinary fixed income securities. Inflation-adjusted securities may not produce a steady income stream, particularly during deflationary periods. In fact, during periods of extreme deflation, these securities may provide no income at all.

U.S. Government Agency Securities Risk — Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain U.S. Government agency securities are backed only by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. Government has historically provided financial support to U.S. Government-sponsored agencies or instrumentalities, there is no assurance that it will always do so). The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government-sponsored entities that are not backed by the full faith and credit of the U.S. Government include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government agency or a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity may be adversely impacted. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed FNMA and FHLMC into conservatorship. FHFA will act as the conservator to operate FNMA and FHLMC until their operations stabilize. The effect that this conservatorship will have on the entities’ debt and equities and securities guaranteed by the entities is unclear.

IV. Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed and asset-backed securities are exposed to prepayment risk, which is the risk that borrowers will pay their mortgages or loans more quickly than required under the terms of the mortgage or loan, thereby affecting the average life and often the yield of securities backed by those mortgages or loans. Most borrowers are likely to prepay their mortgage or loan at a time when it may be least advantageous to a Fund. A Fund may be forced to reinvest the proceeds of prepayments in lower-yielding instruments, resulting in a decline in the Fund’s income. Prepayments typically occur during periods of falling interest rates. Unscheduled prepayments in a falling rate environment would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. When interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Rising interest rates may result in decreased prepayments, which could extend the average life of the security and cause its value to decline more than traditional fixed-income securities and increase its volatility. This is known as extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities. Investments in asset-backed securities are subject to additional risks associated with the nature of the assets and the servicing of those assets. See also Fixed Income Securities Risks.

If a Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. An unanticipated high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities and reduce the values of those securities or, in some cases, render them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include “subprime mortgages.”

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of a Fund’s investment in mortgage-backed securities. Delinquencies and losses on residential mortgage loans and a decline in or flattening of housing values may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-backed securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-backed securities, which can adversely affect the market value of certain mortgage-backed securities. It is possible that such limited liquidity in these secondary markets could continue or worsen.

Commercial mortgage-backed securities (“CMBS”) are structured like residential mortgage-backed securities and bear the same risks as residential mortgage-backed securities described above. The structure and prepayment penalties inherent in a CMBS provide the investor with a greater protection than a residential mortgage-backed security. However, CMBS may carry greater credit risk as the securities may represent only a few projects versus a residential mortgage-backed security that may represent thousands of homeowners spread across different regions of the country.

V. Derivative Instruments Risks

Certain Funds use derivative instruments as part of their investment strategy. Generally, a derivative is a financial contract whose value depends upon, or is derived from, the value of an underlying asset, reference rate or return, or index, and may relate to stocks, fixed income securities, interest rates, currencies or currency exchange rates, commodities, and indexes comprised of these types of assets. Examples of derivative instruments include options, futures, forward currency contracts, options on futures contracts and swap agreements. There is no assurance that the use of any derivatives strategy will succeed, that the instruments necessary to implement investment strategies will be available or that a Fund may not lose money. Also, investing in financial contracts such as options involve additional risks and costs, which may result in losses instead of gains, so the benefits of the transaction might be diminished and a Fund may incur substantial losses. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all derivative instruments that may be used by a Fund:

Swap Risk — Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements are not traded on exchanges or other organized markets, and may be less liquid than other derivative instruments.

Management Risk — Derivatives are highly specialized instruments that require investment techniques and risk analyses different from those associated with equity and fixed income securities. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Counterparty Risk — The use of a derivative instrument involves the risk that a loss may occur if another party to the contract (counterparty) fails to make required payments or defaults on its obligations to the Fund. The financial stability of counterparties located in foreign countries may be more precarious than those located in the U.S. As a result, counterparty risk may be greater with foreign counterparties.

Liquidity Risk — Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. A Fund’s investments in illiquid derivative instruments may reduce the returns of the Fund because the Fund may not be able to sell the instruments at the time desired for an acceptable price, or might not be able to sell the instruments at all.

Interest Rate Risk — Certain derivative instruments are more sensitive to interest rate changes and market price fluctuations.

Leverage Risk — Certain transactions may give rise to a form of leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause a Fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Lack of Availability — Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. A Fund’s ability to use derivatives may be limited by certain regulatory and tax considerations.

Market and Other Risks — Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way that is detrimental to a Fund’s interest. If a subadviser incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund instruments. A Fund may also have to buy or sell a security at a disadvantageous time or price to satisfy its obligations or to meet asset segregation requirements in connection with certain derivative transactions.

Valuation Risks — Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track.

VI. Convertible Securities Risk

Convertible securities possess investment characteristics of both stocks and bonds. Convertible securities include convertible bonds and preferred stocks that may be exchanged for a specific number of shares of the issuing company’s common stock at a specified conversion price. The value of a convertible security increases and decreases with the value of the underlying common stock and thus is subject to the risks associated with equity securities (see Equity Securities / Stock Risks). When the convertible security’s conversion price is similar to the price of the underlying common stock, the convertible security itself generally behaves more like the common stock. When the convertible security’s conversion price is greater than the price of the underlying common stock, the convertible security generally behaves more like a fixed income security (and thus will be more sensitive to changes in interest rates (see Fixed Income Securities Risks)).

Convertible securities tend to be of lower credit quality, generally have a higher risk of default and tend to be less liquid than traditional non-convertible securities. Lower-quality debt securities (those of less than investment grade quality) involve greater risk of default and tend to be particularly sensitive to changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic conditions. In addition, the value of lower-quality debt securities of smaller, less well-known issuers can be more volatile than that of larger issuers (see High Yield Securities Risk).

Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price (see Liquidity Risk). The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

VII. REITs Risk

Real estate investment trusts (“REITs”) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. When the profits or revenues of, or the values of real estate properties owned by REITs decline or fail to meet market expectations, REIT stock prices may also decline. By investing in a REIT, a Fund is subject to the risks associated with investing in real estate (any of which could cause the value of a REIT’s stock price to decline), which include, without limitation: possible declines in the value of real estate; adverse general and local economic conditions; inability to obtain financing (at all or on acceptable terms); overbuilding in a given market; property tax increases; insufficient levels of occupancy; increases in operating expenses and in interest rates; and environmental problems. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus including, without limitation, the following: dependency upon management skills; limited diversification; the risks of locating and managing financing for projects; possible default by borrowers; the costs and potential losses of self-liquidation of one or more holdings; and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility (see Small-Cap and Mid-Cap Securities Risk). Investing in REITs also involves risks related to the heavy cash flow dependency of REITs and the possibility that a REIT may fail to maintain applicable exemptions under U.S. and foreign securities and tax laws, which would significantly reduce the return on an investment in the REIT.

VIII. Issuer Risk

The value of any type of security may decline for a number of reasons that relate directly to the issuer such as management performance, financial leverage, reduced demand for the issuer’s goods and services, and the possibility that an issuer may go bankrupt.

IX. Securities Lending Risk

The Funds (other than the Diversifying Strategies Fund, the Model Portfolio Funds, and the Milestone Funds) may engage in one or more securities lending programs conducted by the Funds’

custodian or other appropriate entities to seek to generate income. These loans will be secured by collateral invested in cash or cash equivalents. The collateral that a Fund receives from a borrower is generally invested in money market funds, other cash equivalents, short-term fixed income securities or other similar instruments. Securities lending subjects a Fund to certain risks. The borrower of the security may fail to return the loaned security in a timely manner, which could cause the Fund to lose money. In addition, the Fund may incur investment losses as a result of investing the collateral received in connection with the loans. The Funds’ SAI provides additional information about the Funds’ securities lending program.

X. Liquidity Risk

Liquidity risk exists when a particular security or other instrument is difficult to trade. A Fund’s investment in illiquid assets may reduce the returns of the Fund because the Fund may not be able to sell the assets at the time desired for an acceptable price, or might not be able to sell the assets at all.

XI. Objective/Style Risk

All of the Funds are subject, in varying degrees, to objective/style risk, which is the possibility that returns from a specific type of security in which a Fund invests or the investment style of one or more of a Fund’s subadvisers will trail the returns of the overall market.

In the past, different types of securities have experienced cycles of outperformance and underperformance in comparison to the market in general. Therefore, if you invest in a Fund with a specific style you would be exposed to this risk. For example, growth stocks have performed best during the later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both the growth and value investing styles may, over time, go in and out of favor. At times when the investing style used by a Fund is out of favor, that Fund may underperform other Funds that use different investing styles.

XII. Management Risk

Although a Fund’s subadviser(s) will apply their investment strategies, techniques, and risk analyses in making investment decisions for the Fund, there is no guarantee that this will produce the intended results and there is no guarantee the Fund will meet its objective.

XIII. Increase in Expenses

The actual costs of investing in a Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Disclosure of the Funds’ Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the Funds’ SAI. Each Fund’s complete month-end portfolio holdings are made publicly available on the Funds’ website (www.icmarc.org) 25 days after month-end (or the next business day thereafter). Such information will continue to remain available until The Vantagepoint Funds file a Form N-CSR or Form N-Q for the period that includes the date as to which the month-end portfolio holdings website disclosure is current.

In addition, some or all of the Funds’ portfolio holdings may be made publicly available at any time on the Funds’ website following a determination by the Funds’ President and its Chief Compliance Officer that the disclosure will serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders. Once information is publicly available to all Fund shareholders on the Funds’ website, that information may be disclosed in writing or orally to other persons.

Management of the Funds

The investment adviser of the Funds is VIA, 777 North Capitol Street NE, Suite 600, Washington, DC 20002-4240. VIA, has been registered as an investment adviser since 1999, and is a wholly owned subsidiary of ICMA Retirement Corporation (“ICMA-RC”). ICMA-RC was established as a not-for-profit organization in 1972 to assist state and local governments and their agencies and instrumentalities in establishing and administering deferred compensation and qualified retirement plans for their public sector employees. ICMA-RC’s primary advisory client is VantageTrust Company, trustee of VantageTrust, which was formed to provide for the investment of the retirement plans administered by ICMA-RC on a commingled basis.

As investment adviser to the Funds, VIA supervises and directs each Fund’s investments and continually monitors the performance of the subadvisers. The subadvisers are retained with the assistance of VIA, and day-to-day discretionary responsibility for security selection and portfolio management rests with the subadvisers. VIA selects the Vantagepoint Funds in which the Model Portfolio and Milestone Funds invests.

The Funds pay VIA and their subadvisers fees for managing the Funds’ investments. These fees are calculated as a percentage of a Fund’s assets under management, with the exception of the Diversifying Strategies Fund for which fees to be paid to certain of the Fund’s subadvisers are calculated as a percentage of the Fund’s assets allocated and assigned by VIA to such subadvisers. The following represents total advisory and subadvisory fees paid by the Funds for the fiscal year ended December 31, 2010:

Advisory Fee Paid
as a Percentage of
Funds	Average Net Assets

Low Duration Bond*	0.24%
Inflation Protected Securities*	0.25%
Equity Income*	0.47%
Growth & Income*	0.41%
Growth*	0.46%
Select Value*	0.60%
Aggressive Opportunities*	0.54%
Discovery*	0.54%
International*	0.58%
Diversifying Strategies*	0.50%
Core Bond Index*	0.07%
500 Stock Index*	0.07%
Broad Market Index*	0.07%
Mid/Small Company Index*	0.09%
Overseas Equity Index*	0.12%
Model Portfolio Savings Oriented	0.10%
Model Portfolio Conservative Growth	0.10%
Model Portfolio Traditional Growth	0.09%
Model Portfolio Long-Term Growth	0.09%
Model Portfolio All-Equity Growth	0.10%
Milestone Retirement Income	0.10%
Milestone 2010	0.10%
Milestone 2015	0.10%
Milestone 2020	0.10%
Milestone 2025	0.10%
Milestone 2030	0.10%
Milestone 2035	0.10%
Milestone 2040	0.10%
Milestone 2045	0.10%

*	Consists of advisory fee plus the appropriate subadviser fee(s).

The advisory and subadvisory fees charged can be found in the SAI under the heading “Investment Advisory and Other Services.”

Certain Funds’ advisory and subadvisory fee schedules include “breakpoints,” which have the effect of lowering the rate of fees paid to the adviser or a subadviser as the value of the portion of the Fund’s assets managed by the adviser or that subadviser increases. Conversely, when the value of a Fund’s assets managed by the adviser or a subadviser decreases, advisory or subadvisory fees as a percentage of those assets may increase. The amount of a Fund’s assets managed by the adviser or a subadviser may decrease due to a variety of reasons (including as a result of market forces or management actions) such that the Fund no longer qualifies for a breakpoint reduction in fee rates, which would cause the Fund to pay a higher rate of fee to the adviser or a subadviser as determined by the advisory or subadvisory fee schedule. Please see the Funds’ SAI for additional information about VIA’s fee schedule and each subadviser’s fee schedule, including any breakpoints that apply for a particular Fund.

In addition, with respect to the Model Portfolio and Milestone Funds, VIA receives fees from both the Model Portfolio and Milestone Funds as well as from the underlying Vantagepoint Funds in which they invest.

VIA oversees the subadvisers and recommends to the Funds’ Board of Directors their hiring, termination and replacement. Pursuant to an order issued by the SEC, VIA may hire or change subadvisers who are not affiliated with the Funds or VIA and materially amend subadvisory agreements, with the approval of the Funds’ Board of Directors. Shareholders will be notified of such changes. This notice may occur after the changes take place.

Shareholder approval of a change in subadvisory arrangements is not required unless the change would result in an increase in the overall management and advisory fees payable by the Fund that were previously approved by shareholders. Shareholders of the following Funds have previously approved the maximum aggregate advisory fees set forth below:

Maximum
Aggregate
Fund	Advisory Fee

Inflation Protected Securities	0.32%
Equity Income	0.53%
Growth & Income	0.56%
Growth	0.54%
Select Value*	0.66%
Aggressive Opportunities	0.95%
Discovery*	0.64%
International	0.73%
Diversifying Strategies*	0.69%
Core Bond Index	0.23%
500 Stock Index	0.20%
Broad Market Index	0.23%
Mid/Small Company Index	0.25%
Overseas Equity Index	0.40%

*	The maximum aggregate advisory fee for these Funds was approved by the sole initial shareholder, ICMA-RC, prior to the public offering of shares.

Because the rate of fees payable and the amount of assets allocated to the different subadvisers of the subadvised Fund vary, the aggregate advisory fees that may be paid by a Fund having more than one subadviser will vary from time to time, due to increases or decreases in the market value of the separate portions of the Fund’s portfolio managed by each subadviser. Variations in the aggregate amount of advisory fees paid also may result from decisions made by VIA to reallocate cash among the respective subadvisers of a Fund. These variations may occur even though there has been no change in the contractual arrangements between the Fund and any subadviser.

The investment program and its performance are subject to the overall supervision and periodic review by the Funds’ Board of Directors.

A discussion regarding the basis for the approval by the Funds’ Board of Directors of the investment advisory agreements, and the subadvisory agreements for certain Funds, is available in the Funds’ Semi-Annual Report to Shareholders for the six months ended June 30, 2011.

Shareholder Information

Definition of a Business Day

For purposes of the following discussion, unless noted otherwise, “business day” means the period(s) of time on any given day during which the New York Stock Exchange (“NYSE”) is open for business. Unless noted otherwise, “close of business” means 4:00 p.m. Eastern Time on each business day or the final close of business on any business day during which trading on the NYSE is suspended.

Share Accounting for All Funds

A share of a Fund represents a dollar-weighted proportional ownership interest in that Fund. The Funds do not issue share certificates.

The price of a share is known as its net asset value (“NAV”). The daily NAV of a share is determined as of the close of each business day by adding the value of all of a Fund’s investments, plus cash and other assets, deducting liabilities, and then dividing the result by the number of outstanding shares in the Fund as of the end of the prior day and rounding the results to the nearest cent. The value of your investment in a Fund equals the number of shares you own multiplied by the current day’s NAV.

Since share values and investment returns will fluctuate, an exchange or redemption at any given time will normally result in your receiving more or less than the original cost of your investment.

Valuation of the Funds’ Investment Securities

Model Portfolio and Milestone Funds—Each Model Portfolio and Milestone Fund’s NAV is calculated based upon the NAVs of the underlying Vantagepoint Funds in which it invests.

Other Vantagepoint Funds—Investment securities held by the Funds are valued each business day at their current market value.

Each Fund normally obtains market values for its securities and other instruments from independent pricing services that use reported last sale prices, current market quotations or, if market prices are not readily available, valuations from computerized “matrix” systems that derive values based on comparable securities or valuation or similar models. If a market value is not available from an independent pricing source for a particular security or instrument, that security is valued at a fair value in accordance with procedures adopted by the Funds’ Board of Directors. Certain derivatives may be valued at the last reported sales price or based on a combination of bid and ask prices. The Board of Directors has adopted valuation procedures for the Funds and has delegated day-to-day responsibility for fair value determinations to the Funds’ Pricing Committee. Determinations of the Pricing Committee are subject to review by the Board of Directors at its next scheduled quarterly meeting after the fair valuations are determined.

Each Fund normally uses the amortized cost method to value fixed income securities that will mature in 60 days or less.

Each Fund calculates the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates.

A Fund may own securities or other instruments that trade primarily in foreign markets that trade on weekends or other days that the Fund does not price its shares. As a result, a Fund’s net asset value may change on days when you will not be able to buy or sell shares of the Fund.

Securities issued by open-end investment companies held by a Fund will be valued using the respective NAV of such investment companies for purchase or redemption orders placed on that day.

Each Fund expects to price most of its securities based on current market values as discussed above. Securities and assets for which market quotations are not readily available will be valued at fair value. The types of securities or other instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities, as discussed below; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale; and certain derivatives. The need to fair value a Fund’s portfolio securities or other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small cap securities.

Securities and assets for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized matrix system or formula method or models that take into consideration various factors. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method or model not been used. Securities or other instruments may be valued based upon appraisals derived from information concerning the security or instrument or similar securities or instruments received from broker-dealer supplied quotations or valuations. Securities or other instruments may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time a Fund calculates its NAV because an event has occurred since the closing prices were established on the domestic or foreign exchange or market but before the Fund’s NAV calculation.

Use of Fair Value Pricing Service For Certain Foreign Equity Securities—For foreign equity securities that are principally traded in markets outside North and South America, the Funds’ Board of Directors approved the use of a third party fair valuation model (“FVIS”) to provide fair value prices. The FVIS uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security. The Funds’ Board has approved use of the fair value prices provided through the FVIS service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the Funds that are principally traded in markets outside North and South America. In the event prices for such a foreign security are not available through the FVIS or another fair value pricing service approved by the Board, the security may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security determined in accordance with the Funds’ valuation procedures.

Risks of Fair Value Pricing—Valuing securities or other instruments at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. As discussed above, fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security or instrument if it were to sell the security or instrument at approximately the time at which the Fund determines its NAV per share. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Reinvestment of Earnings

All earnings of the Funds (interest, dividend income, and capital gains) are reinvested in the Funds and used to purchase additional shares with the exception of Vantagepoint Elite shareholders, who may elect to receive cash dividends.

Pricing and Timing of Transactions

Purchases, exchanges and redemptions are executed at the NAV next calculated after the Funds’ transfer agent receives the transaction request in good order. For example, under normal circumstances, a transaction request received at 9:30 a.m. Eastern Time on a business day is executed at the same price as that of a transaction request received at 3:00 p.m. Eastern Time — at that day’s closing price. If a transaction request is received in the morning, you do not insulate yourself from market gains or losses during the rest of the business day. A transaction request received after the calculation of the NAV on one day will be executed at the price in effect at the close of the next business day. Transaction requests by facsimile must be received prior to the close of business to receive that day’s NAV. Each Fund calculates its NAV as of the close of each business day.

Reporting to Investors

Please review carefully all investment transaction reports you receive from The Vantagepoint Funds. Call the toll-free Investor Services line at 800-669-7400 or contact the Funds at InvestorServices@icmarc.org immediately if you see any errors or discrepancies.

For transactions for which you receive confirmation statements, if you notify us of an error within 30 days of the confirmation date, we will correct the transaction. For transactions for which you only receive a quarterly statement, if you notify us of an error within 90 days of the end of the quarter in which the error occurred, we will correct the transaction.

Purchases, Exchanges, and Redemptions
Purchases

The Funds, with the exception of the Diversifying Strategies Fund, are open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in a VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA-RC and its affiliates. The details of such eligibility criteria are set forth in the account application.

The Funds, other than the Model Portfolio and Milestone Funds, are also available for investment by other Vantagepoint Funds. Currently, the Diversifying Strategies Fund is available for investment only by the Model Portfolio Funds and Milestone Funds.

Class I shares of the Index Funds are available to IRAs and other individual accounts and to any public sector employee benefit plan(s) sponsored by a public employer (i) having total assets of less than $20 million administered by ICMA-RC, and (ii) investing in the applicable Index Fund directly or investing in such Index Fund indirectly through the Trust or the VantageTrust Index Funds.

Class II shares are available to public sector employee benefit plan(s) sponsored by a public employer or other account that utilizes the EZLink platform (described below) and (i) has total assets in excess of $20 million administered by ICMA-RC or (ii) has other qualifying characteristics as described below. All public sector employee benefit plans sponsored by the same or a related public employer may be aggregated for purposes of qualifying for Class II shares.

Other public sector employee benefit plans with average account balances or other features that are expected to afford the Index Funds with certain economies of scale or other cost savings with respect to the servicing of their accounts, and certain IRAs known as “deemed (or Sidecar) IRAs,” may also qualify for Class II shares as determined in accordance with guidelines approved by the Board of Directors from time to time and listed in the Funds’ SAI.

The Model Portfolio and Milestone Funds invest in Class I of the Index Funds.

EZLink is an Internet platform provided by ICMA-RC for on-line retirement plan administration services for plan sponsors. EZLink provides easy, efficient, and secure access to plan information as well as a secure platform for submitting transactions without the delays and quality deficiencies associated with the mailing and handling of paper documents.

There are no minimum investment amounts (except for Vantagepoint Elite investors—see below), front-end sales charges, deferred sales charges or back-end sales charges associated with investments in the Funds. Certain employee benefit plans may impose their own minimums.

The Vantagepoint Funds reserve the right in their sole discretion to (i) suspend the offering of their shares, or (ii) to reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund or Funds.

Purchases—Vantagepoint Elite

Shares of The Vantagepoint Funds are available for purchase through the Vantagepoint Elite program by ICMA-RC accountholders or on behalf of a minor if the custodian is an ICMA-RC accountholder. An initial contribution by the accountholder of $5,000 in a Fund is necessary in order to open a Vantagepoint Elite account. The minimum subsequent investment for Vantagepoint Elite investors is $1,000, except that a Vantagepoint Elite investor may make subsequent investments through an Automatic Investment Program in minimum amounts of $200. There are no front-end sales charges, deferred sales charges or back-end sales charges. Other transaction fees may apply. Ineligible Vantagepoint Elite investments will be returned promptly upon detection and the Fund will retain any earnings on such accounts and the ineligible investor will bear any losses. For more information about opening a Vantagepoint Elite account please call 800-669-7400 or contact the Funds at InvestorServices@icmarc.org.

Purchases by Employee Benefit Plans

Employee benefit plans must fill out a retirement plan account form that is to be signed by the plan’s trustee or other authorized official.

Investors may submit purchase orders to the Funds through payroll deduction or from other retirement plans as often as daily. Payments may be transmitted by check, wire, and Automated Clearing House (“ACH”), although it is preferred that the Funds receive payments by wire. Investment detail must be submitted electronically via EZLink.

Purchase orders received in “good order” prior to the close of business on any business day are posted to investor accounts at the closing NAV of that day, or if the day the contributions are received is not a business day, at the closing NAV of the next business day. Purchase orders received in good order after close of business are posted at the closing NAV of the next business day.

Posting of contributions to investor accounts is contingent upon submission of purchase orders in good order to The Vantagepoint Funds. This means that the requests must be accompanied by sufficient detail to enable The Vantagepoint Funds to allocate assets properly. If a purchase request is not received in good order, the deposit is held in a non-interest bearing account until all necessary information is received. If the purchase request is still not in good order after three business days, the assets are returned to the investor. Purchases received for unidentified accounts for which no account form has been received will be returned to the investor.

With respect to purchases made through VantageTrust, or by certain employee benefit plans and other types of omnibus accounts, other procedures may apply as to the delivery of purchase instructions.

Purchases by IRA Investors

Payroll Deduction IRAs—Purchases made through payroll deduction of IRA contributions will be handled the same as purchases made by employee benefit plans, but will require a separate account form or an electronic application via the IRA Wizard through the Funds’ website (www.icmarc.org). Timing of investment, exchanges, and available services will be the same as those for employee benefit plans. See “Purchases by Employee Benefit Plans.”

Non-Payroll Deduction IRAs—First time IRA investors must fill out an IRA account application and mail it to the Funds along with a check, or complete the electronic application via the IRA Wizard through the Funds’ website (www.icmarc.org). Please call 800-669-7400 for assistance when you are establishing a non-payroll deduction IRA account. Timing of investment, exchanges, and available services will be the same as those for employee benefit plans. See “Purchases by Employee Benefit Plans.”

Exchanges and Allocations Among Funds

Investors normally may submit exchange requests through the Funds’ website (www.icmarc.org), or by telephone exclusively through the VantageLine phone system at 800-669-7400. Remember that an exchange is a two-part transaction — a redemption of shares in one Fund and a purchase of shares in another Fund. The sale price and purchase price will be based on the NAV next calculated after the exchange request has been received and is in good order.

Exchange requests received in good order prior to close of business on a business day are posted to investor accounts at that day’s closing NAV. Exchange requests received in good order after close of business will be posted at the closing NAV of the next business day.

The allocation of new purchase amounts among the Funds may be changed by investors without charge or limitation.

Confirmations are normally sent to investors on the business day following the day the transaction occurs. Investors should verify the accuracy of information in confirmations immediately upon receipt. Refer to “Reporting to Investors” on how to report an error to The Vantagepoint Funds.

Exchanges—Index Funds

Class I shares of each Index Fund may be exchanged for Class II shares of that Index Fund provided that purchase eligibility requirements for Class II shares are satisfied by the holder of Class I shares. Class I shares of a particular Index Fund also may be exchanged into Class I shares of any other Index Fund. In addition, Class I shares of the Index Funds may be exchanged into the other Vantagepoint Funds, provided such exchanges are permitted by the 1940 Act.

Class II shares of each Index Fund may not be exchanged for Class I shares of that or any other Index Fund, except as provided in “Conversions — Index Funds” below. Class II shares of a particular Index Fund may be exchanged into Class II shares of any other Index Fund. In addition, Class II shares of the Index Funds may be exchanged into the other Vantagepoint Funds, provided such exchanges are permitted by the 1940 Act. Such other Vantagepoint Funds may only have one share class available that have higher expense ratios than Class II shares.

Exchanges—Vantagepoint Elite

Vantagepoint Elite investors may exchange their shares of one Vantagepoint Fund for shares of another Vantagepoint Fund. Vantagepoint Elite investors normally may exchange shares on any business day by Account Access, online at www.uvest.com, or telephone by speaking to a brokerage representative at 800-669-7400 or 800- 277-7700. If shares have been purchased by check, an investor will not be able to exchange those shares until the check has cleared (which may take up to 15 days from the date of purchase). Additional transaction fees may apply.

Exchanges by Telephone

Investors normally may make exchanges through VantageLine, the Funds’ automated service line by calling 800-669-7400. Instructions received through VantageLine must be accompanied by a Personal Identification Number. In addition, verbal instructions given to a telephone representative will be accepted upon verification of your identity and will be recorded to permit verification.

VantageLine is normally available 24 hours a day, seven days a week for your convenience; however, service availability is not guaranteed. Neither the Funds, the Funds’ investment adviser nor the Funds’ transfer agent will be responsible for any loss (or foregone gain) you may experience as a result of the service being unavailable or inoperative.

Should the VantageLine service or the “800” number become unavailable, transactions may be made through the Funds’ website (www.icmarc.org), as described in “Exchanges by Internet”, or by express mail to the attention of the Workflow Management Team, 777 N. Capitol Street, NE, Suite 600, Washington, D.C. 20002, at the shareholders’ expense.

Exchanges by Internet

The Funds maintain a home page on the Internet. The address is www.icmarc.org. Information available from the site’s “Account

Access” feature (which requires a special login) includes account balances, investment allocations, and investment performance. You may also execute transactions or make changes in your investment allocation via Account Access. The transfer agent for the Funds will require that instructions received over the Internet be accompanied by a password.

Account Access is normally available 24 hours a day, seven days a week for your convenience; however, service availability is not guaranteed. Accordingly, neither the Funds, the Funds’ investment adviser, nor the Funds’ transfer agent will be responsible for any loss (or foregone gain) you may experience as a result of the service being unavailable or inoperative.

Should Account Access become unavailable, transactions may be made through VantageLine or the “800” number, as described in “Exchanges by Telephone.”

Conversions—Index Funds

Each Index Fund will convert Class I shares into Class II shares effective the first day of the quarter following the quarter during which, based on asset levels at the end of the most recently completed quarter, an investor meets the eligibility criteria outlined in “Purchases, Exchanges, and Redemptions — Purchases.” Any such conversion will be preceded by written notice to the investor and will be effected on the basis of the relative net asset values of Class I shares and Class II shares of the applicable Index Fund without the imposition of any sales load, fee or other charge.

Each Index Fund may convert Class II shares into Class I shares if an investor no longer meets the eligibility criteria outlined in “Purchases, Exchanges, and Redemptions — Purchases.” Any such conversion will be preceded by written notice to the investor and will be effected on the basis of the relative net asset values of Class I shares and Class II shares of the applicable Index Fund without the imposition of any sales load, fee or other charge.

Redemptions

Shares may be redeemed on any business day, subject to certain restrictions imposed by the Internal Revenue Code of 1986, as amended, on the timing of distributions under tax-favored employee benefit plans and IRAs. If investment in the Funds has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. With the exception of redemptions that are made to effect exchanges among The Vantagepoint Funds, redemption requests must be in writing.

If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan. The appropriate form may be obtained by contacting Investor Services at 800-669-7400. You also may exchange your shares for shares of other investment options available under your plan at any time.

Shares may be redeemed on any business day. To redeem shares that you own through an IRA or an EIP account, you must send your request to us, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010, and include the following information:

•	The full name in which your account is held;

•	Your social security number or, if applicable, your Employer Identification Number;

•	Your name and address;

•	The exact name(s) of the Fund(s) whose shares you wish to redeem;

•	The dollar amount or number of shares of each Fund to be redeemed;

•	How the assets are to be distributed to you (by mail or by wire);

•	If funds are to be distributed by wire, wire instructions.

A signature guarantee may be required, at the Funds’ discretion, for certain redemptions.

A form for requesting IRA account withdrawals is available online through Account Access or by contacting Investor Services at 800-669-7400.

To request a form for redeeming shares owned through an EIP account, please contact Client Services at 800-326-7272.

Redemptions—Vantagepoint Elite

A Vantagepoint Elite investor may redeem shares on any business day by Account Access, online at www.uvest.com or telephone by speaking to a brokerage representative at 800-669-7400 or 800-277-7700. The redemption price of each share will be the next NAV determined after the redemption request has been received and is in good order.

Inability to Conduct Business

The Funds are normally open for business and operating for those time period(s) on any given day during which the NYSE is open for business.

However, unusual circumstances including, but not limited to, severe and extraordinary weather conditions, flooding, other natural disasters, pandemic flu or other epidemics, regional power failures, fires, market disruption, civil disturbances, or other emergencies may prevent the Funds or their service providers, including Vantagepoint Transfer Agents, LLC (“VTA”) or ICMA-RC Services, LLC (“ICMA-RC Services”) from conducting business on a given day or series of days. In the event of a pandemic flu or other similar circumstances whereby the Funds, VIA, VTA or ICMA-RC Services are open for business and operating under unusual conditions, investment transactions and other orders or directions may be required to be sent over the Internet or via an automatic voice telephone line to ensure the receipt and processing of such requests.

Frequent Purchases and Redemptions of Fund Shares

The Funds discourage short-term or frequent trading, often referred to as “market timing,” in Fund shares and seek to restrict or reject such trading or take other action to prevent it when identified and judged by the Funds or its transfer agent or adviser to be detrimental to the interests of the Fund and its long-term shareholders. The Funds are intended for long-term investment. Frequent purchases and redemptions of Fund shares may present risks for the Funds and their long-term shareholders as described below.

Frequent Trading Generally—The Board of Directors has adopted the following policies regarding frequent trading in Fund shares:

The following trading practices generally will result in the Funds taking action as described under “Consequences of Frequent Trading for Investors” below: (1) three or more “roundtrips” in the same Fund within any rolling 90-day period, or (2) ten or more “roundtrips” in the same Fund within any rolling 365-day period. A “roundtrip” is defined as a purchase of a Fund’s shares followed by a redemption of the same Fund’s shares during the relevant period. For example, three purchases and three redemptions must occur within a 90-day period or ten purchases and ten redemptions must occur within a 365-day period. If trading activity in a Fund reaches or exceeds either threshold described above, the Fund normally will take action to deter future frequent trading in the Fund, as discussed below. The Funds also may take action, even if the above thresholds are not met, if the trading is deemed to be disruptive for other reasons (e.g., excessively large trade amount).

The Funds may change the definition of frequent trading at any time without prior notice, depending upon factors such as the protection of the best interests of long-term investors or state or Federal regulatory requirements. It is expected that this policy will change over time to reflect the changing nature and strategies of frequent traders.

Certain types of transactions generally do not raise frequent trading concerns and normally will not require application of the Funds’ restrictions on frequent trading. These transactions include, but are not limited to: (1) reinvestment of dividends; (2) automatic investment/contribution, asset allocation (including accounts maintained under investment advisory programs or agreements) or withdrawal plans (including regularly scheduled and required minimum distributions); (3) retirement plan loan distributions and repayments; (4) certain retirement plan withdrawal events; (5) transactions initiated by a plan sponsor; and (6) transfers of assets that are non-investor driven.

Risks of Frequent Trades for the Funds—Depending on various factors, including the size of a Fund, the nature of the Fund’s portfolio holdings, the amount of Fund assets typically maintained in cash or cash equivalents, and the dollar amount, number and frequency of trades, short-term or excessive trading may:

•	interfere with the efficient management of a Fund’s portfolio,

•	increase a Fund’s transaction costs, administrative costs or taxes, that are borne by all shareholders, including long-term investors that do not trade frequently,

•	impact Fund performance, or

•	otherwise be detrimental to the interests of a Fund and its shareholders.

In addition, under certain circumstances, frequent trading in Fund shares may dilute the value of a Fund’s shares. This may happen when certain investors try to take advantage of possible delays between the change in the value of the Fund’s portfolio holdings and the reflection of that change in the Fund’s NAV. This is sometimes called “arbitrage market timing.” Arbitrage market timing could, under certain circumstances, dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices of the Fund’s portfolio securities. The risk of arbitrage market timing particularly applies to those Vantagepoint Funds that hold significant investments in foreign securities, as certain foreign markets close several hours ahead of the U.S. markets and to those Vantagepoint Funds that have a significant portion of their assets invested in small-cap securities and other types of investments that may not trade frequently.

Please see “Valuation of the Funds’ Investment Securities” for more information.

Consequences of Frequent Trading for Investors—Although the Funds, their investment adviser and their transfer agent endeavor to apply the Funds’ frequent trading policies uniformly, monitoring and evaluating the potential detrimental or harmful effects of frequent trading on the Funds involves inherently subjective judgments. The Funds, their investment adviser and their transfer agent will not knowingly accommodate trading activity that they have identified as being detrimental to the Funds by, or make any exceptions to the Funds’ frequent trading policies with respect to such trading activity for, any particular Fund shareholder or category of shareholders. Accordingly, if the Funds’ investment adviser or transfer agent becomes aware that an investor may be engaged in frequent trading in a Fund as described above and they conclude that such trading may be detrimental to the Fund, one or more of the following actions may be taken:

Account Monitoring and Shareholder Communications—The Funds and their service providers may increase the monitoring of the investor’s account(s) based on trading activity and account history, and may communicate with the investor either over the phone or in writing about trading activities in an effort to deter such activities. If such communications fail to deter the frequent or otherwise harmful trading activity, further action may be taken, as discussed below.

Barring Future Purchases—The Funds may temporarily (e.g., for a period of 180 days) or permanently bar the investor’s future purchases into the Fund (or other Funds) or may limit the amount, number or frequency of any future purchases or the method by which the investor may request future purchases and redemptions.

Rejecting, Canceling and Revoking Purchases and Exchanges—The Funds’ investment adviser or transfer agent, on behalf of the Funds, may reject any purchase or exchange order for any series for any reason in their sole discretion, including for suspicion of frequent trading. Further, purchase orders placed in violation or suspected violation of the Funds’ frequent trading policy are not necessarily deemed accepted by the Funds and may be canceled or revoked by the Funds’ transfer agent effective the next business day following receipt by the Funds.

Steps to Reduce Frequent Trading—From time to time, the Funds’ investment adviser or transfer agent may use several methods in an effort to reduce the risks of harmful frequent trading. These may include one or more of the following:

(1)	reviewing recent trades in Fund shares in an effort to identify possible frequent trading activity;

(2)	refusing, barring, or otherwise limiting purchase orders;

(3)	closing shareholder accounts and involuntarily redeeming Fund shares as permitted by law;

(4)	imposing specific limitations on transfers in the International Fund and the Overseas Equity Index Fund (see “Transfer Policy for Vantagepoint International Fund and Vantagepoint Overseas Equity Fund”); and

(5)	using a third party fair valuation model to provide fair value prices for certain foreign equity securities.

The Funds also reserve the right to reject any order to purchase shares of any Fund when, in management’s judgment and in its sole discretion, rejection of an order is in the best interests of the Funds and their long-term shareholders.

Limitations on the Effectiveness of Frequent Trading Policy—The Funds will take steps to detect and deter harmful frequent trading, but there can be no assurances that all such trading will be detected and prevented or that the Funds or their service providers will be able to completely eliminate, reduce or deter harmful frequent trading activities. The Funds reserve the right to amend their frequent trading policy and procedures at any time.

Trading Through Intermediaries—You are subject to this policy whether you are a direct shareholder of a Fund or you are investing indirectly in a Fund through an employee benefit plan whose assets are invested through VantageTrust or another trust or trustee or if you are investing through another intermediary.

While the Funds’ investment adviser and transfer agent will encourage financial intermediaries to apply the Funds’ frequent trading policy to their customers who invest indirectly in the Funds, the Funds’ investment adviser and transfer agent may not always be able to detect frequent trading that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. However, the Funds’ investment adviser and transfer agent review trading activity at the omnibus account level to seek to identify patterns that may suggest trading activity contrary to the Funds’ frequent trading policy. If they believe that such activity may have occurred, the Funds’ investment adviser and transfer agent may request and receive personal identifying information and transaction histories for some or all underlying Fund shareholders (or in the case of retirement plans, underlying plan participants). Should the Funds’ investment adviser or transfer agent subsequently determine that an underlying shareholder has violated the Funds’ frequent trading policy, it will instruct the intermediary to take appropriate action in accordance with the Funds’ frequent trading policy.

Transfer Policy for Vantagepoint International Fund and Vantagepoint Overseas Equity Fund—The following transfer policy applies to the International Fund and Overseas Equity Index Fund:

Investors (except for the Model Portfolio Funds or Milestone Funds) who transfer assets out of these Funds must wait at least 91 days before transferring assets back into the same Fund. This policy affects transfers only. It does not affect regular contributions or disbursements. The above transfer policy does not apply to an investor’s transactions in shares of the Model Portfolio Funds or Milestone Funds even though these Funds from time to time invest a portion of their assets in the International Fund or the Overseas Equity Index Fund.

This policy is designed to protect long-term investors in these Funds. When money is transferred into or out of the Funds, the portfolio managers may be required to buy or sell securities. Because trading costs can be fairly high in an international equity portfolio, short-term trading may generate higher-than-usual transaction costs that are borne by all shareholders, including those who do not trade frequently.

The Funds also have adopted this policy to control frequent trading and to protect the interests of long-term investors in the Funds.

Distribution Arrangements
ICMA-RC Services serves as distributor to the Funds. ICMA-RC Services receives no compensation for its services as distributor.

Tax Consequences

Each of the Vantagepoint Funds has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Funds distribute ordinary income and capital gains, if any, at least annually. The Low Duration Bond, Core Bond Index, and Inflation Protected Securities Funds distribute ordinary income, if any, monthly.

Shareholders who invest in the Funds through tax-qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans. All earnings and gains are reinvested in the Fund and used to purchase additional shares. Investors in the Vantagepoint Elite program may receive these distributions in cash. An investor should consult his/her benefits or tax advisor for additional information about IRS rules, regulations, or requirements pertaining to these plans.

Distributions paid to Vantagepoint Elite investors will normally be taxed as income or capital gains when they are received whether or not they are reinvested. Such dividends and distributions may be subject to federal, state and local taxation. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (0% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15% (0% for individuals in lower tax brackets). Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

Dividends declared in October, November or December and paid in January will, in certain circumstances, be treated as paid in December for tax purposes.

Unless you hold your shares in a tax advantaged account, each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss. Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares).

In November 2001, the Funds began offering their shares to taxable investors. Before that time, the Funds offered their shares exclusively to retirement plans and other tax-exempt investors. The Funds’ after-tax returns in the performance tables included in the Fund Summaries section of this prospectus under the heading “Risk/Return Bar Chart and Table” reflect the Funds’ returns during periods when the Funds offered their shares exclusively to tax-exempt investors, and as a result may not be helpful to taxable investors.

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.

Financial Highlights

The following financial highlights table is intended to help you understand a Fund’s performance for the period of the Fund’s operation. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by          . The report of          along with the financial statements and related notes, appears in the Annual Report which is available upon request.

Financial Highlights
(For a share outstanding throughout each period)

	Low Duration Bond(1)
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$9.95	$9.28	$9.83	$9.76	$9.79
Income from investment operations:
Net investment income	0.25	0.32	0.37	0.41	0.37
Net realized and unrealized gain (loss)	0.10	0.65	(0.51)	0.09	0.01

Total from investment operations	0.35	0.97	(0.14)	0.50	0.38

Less distributions:
From net investment income	(0.26)	(0.30)	(0.41)	(0.43)	(0.38)
Return of capital	—	—	—	—	(0.03)

Total distributions	(0.26)	(0.30)	(0.41)	(0.43)	(0.41)

Net Asset Value, end of year	$10.04	$9.95	$9.28	$9.83	$9.76

Total return	3.58%	10.63%	(1.52)%	5.24%	3.98%
Ratios to Average Net Assets:
Expenses	0.64%	0.66%	0.66%	0.65%	0.65%
Net investment income	2.51%	3.27%	3.82%	4.15%	3.82%
Supplemental Data:
Net assets, end of year (000)	$537,709	$517,659	$394,704	$507,120	$607,673
Portfolio turnover	70%	63%	91%	149%	123%

(1)	Formerly Short-Term Bond Fund.

Financial Highlights
(For a share outstanding throughout each period)

	Inflation Protected Securities(2)
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$10.72	$9.88	$10.46	$10.03	$10.12
Income from investment operations:
Net investment income	0.19	0.11	0.57	0.50	0.39
Net realized and unrealized gain (loss)	0.44	0.85	(0.59)	0.43	(0.06)

Total from investment operations	0.63	0.96	(0.02)	0.93	0.33

Less distributions:
From net investment income	(0.19)	(0.12)	(0.46)	(0.50)	(0.39)
From net realized gain	(0.17)	—	—	—	—
Return of capital	—	—	(0.10)	—	(0.03)

Total distributions	(0.36)	(0.12)	(0.56)	(0.50)	(0.42)

Net Asset Value, end of year	$10.99	$10.72	$9.88	$10.46	$10.03

Total return	5.95%	9.75%	(0.40)%	9.64%	3.34%
Ratios to Average Net Assets:
Expenses	0.65%	0.67%	0.67%	0.68%	0.60%
Net investment income	1.73%	1.13%	4.64%	4.86%	3.85%
Supplemental Data:
Net assets, end of year (000)	$492,002	$338,790	$300,148	$274,209	$142,540
Portfolio turnover	97%	105%	149%	174%	69%

(2)	Formerly US Government Securities Fund.

Financial Highlights
(For a share outstanding throughout each period)

	Equity Income
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$7.70	$5.79	$9.78	$9.90	$8.87
Income from investment operations:
Net investment income	0.08	0.09	0.13	0.13	0.14
Net realized and unrealized gain (loss)	0.94	1.95	(3.96)	0.25	1.52

Total from investment operations	1.02	2.04	(3.83)	0.38	1.66

Less distributions:
From net investment income	(0.08)	(0.13)	—	(0.14)	(0.14)
From net realized gain	—	—	(0.16)	(0.36)	(0.49)

Total distributions	(0.08)	(0.13)	(0.16)	(0.50)	(0.63)

Net Asset Value, end of year	$8.64	$7.70	$5.79	$9.78	$9.90

Total return	13.28%	35.28%	(39.19)%	3.76%	18.73%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.85%	0.88%	0.88%	0.88%	0.89%
Expenses net of reimbursements/waivers, if any	0.85%	0.88%	0.88%	0.88%	0.89%
Net investment income before reimbursements/waivers	1.19%	1.49%	1.74%	1.22%	1.48%
Net investment income net of reimbursements/waivers, if any	1.19%	1.49%	1.74%	1.23%	1.49%
Supplemental Data:
Net assets, end of year (000)	$1,867,505	$1,516,199	$1,102,032	$1,734,750	$1,467,953
Portfolio turnover	18%	22%	29%	18%	18%

Financial Highlights
(For a share outstanding throughout each period)

	Growth & Income
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$8.49	$6.43	$10.56	$11.49	$10.64
Income from investment operations:
Net investment income	0.08	0.10	0.10	0.12	0.10
Net realized and unrealized gain (loss)	1.18	2.06	(4.13)	0.58	1.32

Total from investment operations	1.26	2.16	(4.03)	0.70	1.42

Less distributions:
From net investment income	(0.08)	(0.10)	(0.07)	(0.15)	(0.10)
From net realized gain	—	—	(0.03)	(1.48)	(0.47)

Total distributions	(0.08)	(0.10)	(0.10)	(1.63)	(0.57)

Net Asset Value, end of year	$9.67	$8.49	$6.43	$10.56	$11.49

Total return	14.81%	33.61%	(38.16)%	5.98%	13.28%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.79%	0.82%	0.81%	0.81%	0.81%
Expenses net of reimbursements/waivers, if any	0.79%	0.81%	0.80%	0.80%	0.81%
Net investment income before reimbursements/waivers	0.91%	1.39%	1.20%	0.90%	0.89%
Net investment income net of reimbursements/waivers, if any	0.91%	1.39%	1.21%	0.90%	0.90%
Supplemental Data:
Net assets, end of year (000)	$1,228,122	$1,023,636	$747,032	$1,101,700	$1,176,614
Portfolio turnover	46%	111%	58%	41%	38%

Financial Highlights
(For a share outstanding throughout each period)

	Growth
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$7.70	$5.91	$10.45	$9.56	$8.70
Income from investment operations:
Net investment income	0.05	0.04	0.06	0.05	0.03
Net realized and unrealized gain (loss)	1.09	1.79	(4.54)	0.89	0.86

Total from investment operations	1.14	1.83	(4.48)	0.94	0.89

Less distributions:
From net investment income	(0.06)	(0.04)	(0.06)	(0.05)	(0.03)

Total distributions	(0.06)	(0.04)	(0.06)	(0.05)	(0.03)

Net Asset Value, end of year	$8.78	$7.70	$5.91	$10.45	$9.56

Total return	14.76%	31.02%	(42.89)%	9.81%	10.21%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.86%	0.86%	0.88%	0.87%	0.90%
Expenses net of reimbursements/waivers, if any	0.84%	0.84%	0.87%	0.87%	0.90%
Net investment income before reimbursements/waivers	0.64%	0.64%	0.63%	0.41%	0.31%
Net investment income net of reimbursements/waivers, if any	0.66%	0.66%	0.64%	0.41%	0.31%
Supplemental Data:
Net assets, end of year (000)	$1,971,807	$1,814,533	$1,427,675	$2,567,845	$2,783,795
Portfolio turnover	117%	89%	175%	50%	62%

Financial Highlights
(For a share outstanding throughout each period)

	Select Value
				For the
				Period from
				October 30,
	For the Year Ended			2007*
	December 31,			to December 31,
	2010	2009	2008	2007

Net Asset Value, beginning of year	$8.25	$6.07	$9.38	$10.00
Income from investment operations:
Net investment income	0.09	0.10	0.12	0.04
Net realized and unrealized gain (loss)	1.59	2.14	(3.31)	(0.62)

Total from investment operations	1.68	2.24	(3.19)	(0.58)

Less distributions:
From net investment income	(0.09)	(0.06)	(0.12)	(0.04)

Total distributions	(0.09)	(0.06)	(0.12)	(0.04)

Net Asset Value, end of year	$9.84	$8.25	$6.07	$9.38

Total return	20.34%	36.99%	(33.96)%	(5.85	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	1.00%	1.04%	1.01%	1.04	%†
Expenses net of reimbursements/waivers, if any	1.00%	1.04%	0.98%	1.00	%†
Net investment income before reimbursements/waivers	1.01%	1.42%	1.65%	2.02	%†
Net investment income net of reimbursements/waivers, if any	1.01%	1.42%	1.68%	2.06	%†
Supplemental Data:
Net assets, end of year (000)	$338,336	$295,800	$220,955	$294,157
Portfolio turnover	68%	85%	211%	11	%††

*	Commencement of operations

††	Not annualized

†	Annualized

Financial Highlights
(For a share outstanding throughout each period)

	Aggressive Opportunities
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$9.52	$6.32	$11.26	$12.85	$11.63
Income from investment operations:
Net investment income (loss)	0.01	(0.00)#	0.03	0.01	(0.00)#
Net realized and unrealized gain (loss)	1.81	3.22	(4.68)	0.72	1.56

Total from investment operations	1.82	3.22	(4.65)	0.73	1.56

Less distributions:
From net investment income	—	(0.02)	(0.01)	—	(0.05)
From net realized gain	—	—	(0.28)	(2.32)	(0.29)

Total distributions	—	(0.02)	(0.29)	(2.32)	(0.34)

Net Asset Value, end of year	$11.34	$9.52	$6.32	$11.26	$12.85

Total return	19.12%	50.95%	(41.29)%	5.53%	13.36%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.93%	0.99%	1.01%	1.02%	1.05%
Expenses net of reimbursements/waivers, if any	0.93%	0.98%	0.96%	1.02%	1.04%
Net investment income (loss) before reimbursements/waivers	0.05%	(0.02)%	0.25%	0.07%	(0.04)%
Net investment income (loss) net of reimbursements/waivers, if any	0.05%	(0.02)%	0.30%	0.08%	(0.03)%
Supplemental Data:
Net assets, end of year (000)	$1,147,570	$1,010,098	$668,403	$1,154,745	$1,366,708
Portfolio turnover	96%	53%	57%	45%	88%

#	Rounds to less than $0.01

Financial Highlights
(For a share outstanding throughout each period)

	Discovery
				For the
				Period from
				October 30,
	For the Year Ended			2007*
	December 31,			to December 31,
	2010	2009	2008	2007

Net Asset Value, beginning of year	$7.54	$5.46	$9.25	$10.00
Income from investment operations:
Net investment income	0.08	0.08	0.20	0.03
Net realized and unrealized gain (loss)	1.89	2.07	(3.77)	(0.68)

Total from investment operations	1.97	2.15	(3.57)	(0.65)

Less distributions:
From net investment income	(0.09)	(0.07)	(0.17)	(0.03)
From net realized gain	—	—	—	(0.07)
Return of capital	—	—	(0.05)	—

Total distributions	(0.09)	(0.07)	(0.22)	(0.10)

Net Asset Value, end of year	$9.42	$7.54	$5.46	$9.25

Total return	26.08%	39.32%	(38.51)%	(6.46	)%††
Ratios to Average Net Assets:
Expenses	0.98%	0.99%	0.99%	1.07	%†
Net investment income	0.97%	1.35%	2.12%	2.08	%†
Supplemental Data:
Net assets, end of year (000)	$212,770	$178,174	$126,382	$173,510
Portfolio turnover	73%	85%	111%	36	%††

*	Commencement of operations

††	Not annualized

†	Annualized

Financial Highlights
(For a share outstanding throughout each period)

	International
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$8.85	$6.94	$12.19	$12.57	$11.56
Income from investment operations:
Net investment income	0.15	0.12	0.17	0.18	0.16
Net realized and unrealized gain (loss)	0.52	1.96	(5.29)	1.37	2.29

Total from investment operations	0.67	2.08	(5.12)	1.55	2.45

Less distributions:
From net investment income	(0.18)	(0.17)	(0.02)	(0.21)	(0.20)
From net realized gain	—	—	(0.11)	(1.72)	(1.24)

Total distributions	(0.18)	(0.17)	(0.13)	(1.93)	(1.44)

Net Asset Value, end of year	$9.34	$8.85	$6.94	$12.19	$12.57

Total return	7.61%	29.97%	(42.03)%	12.46%	21.14%
Ratios to Average Net Assets:
Expenses	0.98%	1.05%	1.07%	1.10%	1.11%
Net investment income	1.95%	1.70%	1.95%	1.15%	1.08%
Supplemental Data:
Net assets, end of year (000)	$1,218,763	$1,015,627	$766,210	$1,145,029	$1,049,831
Portfolio turnover	53%	164%	59%	60%	65%

Financial Highlights
(For a share outstanding throughout each period)

	Diversifying Strategies(3)
				For the
				Period from
				October 30,
	For the Year Ended			2007*
	December 31,			to December 31,
	2010	2009	2008	2007

Net Asset Value, beginning of year	$9.85	$9.28	$9.95	$10.00
Income from investment operations:
Net investment income	0.06	0.09	0.28	0.06
Net realized and unrealized gain (loss)	0.44	0.53	(0.95)	(0.07)

Total from investment operations	0.50	0.62	(0.67)	(0.01)

Less distributions:
From net investment income	(0.19)	(0.05)	—	(0.04)
From net realized gain	—	—	(0.00)#	—

Total distributions	(0.19)	(0.05)	(0.00)#	(0.04)

Net Asset Value, end of year	$10.16	$9.85	$9.28	$9.95

Total return	5.04%	6.64%	(6.73)%	(0.07	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.91%	0.96%	1.00%	1.02	%†
Expenses net of reimbursements/waivers, if any	0.91%	0.95%	0.99%	1.01	%†
Net investment income before reimbursements/waivers	1.06%	1.05%	2.30%	3.52	%†
Net investment income net of reimbursements/waivers, if any	1.06%	1.06%	2.31%	3.53	%†
Supplemental Data:
Net assets, end of year (000)	$870,591	$453,196	$338,090	$465,175
Portfolio turnover	63%	129%	89%	16	%††

(3)	Formerly Diversified Assets Fund.

#	Rounds to less than $0.01

*	Commencement of operations

††	Not annualized

†	Annualized

Financial Highlights
(For a share outstanding throughout each period)

	Core Bond Index Class I
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$9.89	$9.81	$9.87	$9.75	$9.90
Income from investment operations:
Net investment income	0.34	0.40	0.46	0.47	0.44
Net realized and unrealized gain (loss)	0.26	0.13	(0.02)	0.15	(0.08)

Total from investment operations	0.60	0.53	0.44	0.62	0.36

Less distributions:
From net investment income	(0.39)	(0.45)	(0.50)	(0.50)	(0.47)
Return of capital	—	—	—	—	(0.04)

Total distributions	(0.39)	(0.45)	(0.50)	(0.50)	(0.51)

Net Asset Value, end of year	$10.10	$9.89	$9.81	$9.87	$9.75

Total return	6.13%	5.57%	4.63%	6.52%	3.82%
Ratios to Average Net Assets:
Expenses	0.42%	0.42%	0.44%	0.44%	0.44%
Net investment income	3.31%	3.99%	4.70%	4.71%	4.50%
Supplemental Data:
Net assets, end of year (000)	$824,963	$857,504	$656,279	$888,541	$988,984
Portfolio turnover	85%	60%	49%	76%	28%

	Core Bond Index Class II
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$9.94	$9.86	$9.92	$9.80	$9.94
Income from investment operations:
Net investment income	0.36	0.42	0.48	0.49	0.46
Net realized and unrealized gain (loss)	0.27	0.13	(0.02)	0.15	(0.07)

Total from investment operations	0.63	0.55	0.46	0.64	0.39

Less distributions:
From net investment income	(0.41)	(0.47)	(0.52)	(0.52)	(0.49)
Return of capital	—	—	—	—	(0.04)

Total distributions	(0.41)	(0.47)	(0.52)	(0.52)	(0.53)

Net Asset Value, end of year	$10.16	$9.94	$9.86	$9.92	$9.80

Total return	6.41%	5.74%	4.82%	6.71%	4.11%
Ratios to Average Net Assets:
Expenses	0.22%	0.22%	0.24%	0.24%	0.24%
Net investment income	3.51%	4.21%	4.90%	4.91%	4.70%
Supplemental Data:
Net assets, end of year (000)	$282,359	$238,193	$220,355	$201,573	$170,987
Portfolio turnover	85%	60%	49%	76%	28%

Financial Highlights
(For a share outstanding throughout each period)

	500 Stock Index Class I
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$8.81	$7.12	$11.63	$11.23	$9.87
Income from investment operations:
Net investment income	0.15	0.16	0.18	0.22	0.18
Net realized and unrealized gain (loss)	1.13	1.70	(4.52)	0.35	1.33

Total from investment operations	1.28	1.86	(4.34)	0.57	1.51

Less distributions:
From net investment income	(0.14)	(0.17)	(0.17)	(0.17)	(0.15)

Total distributions	(0.14)	(0.17)	(0.17)	(0.17)	(0.15)

Net Asset Value, end of year	$9.95	$8.81	$7.12	$11.63	$11.23

Total return	14.56%	26.13%	(37.31)%	5.06%	15.27%
Ratios to Average Net Assets:
Expenses	0.43%	0.44%	0.46%	0.45%	0.45%
Net investment income	1.63%	2.19%	1.92%	1.55%	1.53%
Supplemental Data:
Net assets, end of year (000)	$102,642	$85,772	$59,748	$95,694	$107,977
Portfolio turnover	3%	15%	7%	5%	4%

	500 Stock Index Class II
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$8.32	$6.73	$11.01	$10.65	$9.36
Income from investment operations:
Net investment income	0.16	0.19	0.19	0.20	0.17
Net realized and unrealized gain (loss)	1.07	1.58	(4.28)	0.36	1.29

Total from investment operations	1.23	1.77	(4.09)	0.56	1.46

Less distributions:
From net investment income	(0.16)	(0.18)	(0.19)	(0.20)	(0.17)

Total distributions	(0.16)	(0.18)	(0.19)	(0.20)	(0.17)

Net Asset Value, end of year	$9.39	$8.32	$6.73	$11.01	$10.65

Total return	14.78%	26.35%	(37.15)%	5.22%	15.60%
Ratios to Average Net Assets:
Expenses	0.23%	0.24%	0.26%	0.25%	0.25%
Net investment income	1.84%	2.40%	2.13%	1.75%	1.73%
Supplemental Data:
Net assets, end of year (000)	$281,443	$237,743	$200,989	$316,248	$287,392
Portfolio turnover	3%	15%	7%	5%	4%

Financial Highlights
(For a share outstanding throughout each period)

	Broad Market Index Class I
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$9.47	$7.53	$12.25	$11.81	$10.35
Income from investment operations:
Net investment income	0.16	0.17	0.21	0.26	0.22
Net realized and unrealized gain (loss)	1.43	1.92	(4.75)	0.35	1.38

Total from investment operations	1.59	2.09	(4.54)	0.61	1.60

Less distributions:
From net investment income	(0.14)	(0.15)	(0.18)	(0.17)	(0.14)

Total distributions	(0.14)	(0.15)	(0.18)	(0.17)	(0.14)

Net Asset Value, end of year	$10.92	$9.47	$7.53	$12.25	$11.81

Total return	16.84%	27.78%	(37.06)%	5.15%	15.46%
Ratios to Average Net Assets:
Expenses	0.42%	0.43%	0.44%	0.44%	0.44%
Net investment income	1.55%	2.05%	1.81%	1.48%	1.42%
Supplemental Data:
Net assets, end of year (000)	$131,673	$119,777	$94,710	$170,584	$195,651
Portfolio turnover	6%	7%	4%	2%	2%

	Broad Market Index Class II
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$8.91	$7.09	$11.57	$11.17	$9.80
Income from investment operations:
Net investment income	0.16	0.18	0.20	0.20	0.17
Net realized and unrealized gain (loss)	1.36	1.81	(4.48)	0.40	1.37

Total from investment operations	1.52	1.99	(4.28)	0.60	1.54

Less distributions:
From net investment income	(0.16)	(0.17)	(0.20)	(0.20)	(0.17)

Total distributions	(0.16)	(0.17)	(0.20)	(0.20)	(0.17)

Net Asset Value, end of year	$10.27	$8.91	$7.09	$11.57	$11.17

Total return	17.12%	28.04%	(36.97)%	5.35%	15.68%
Ratios to Average Net Assets:
Expenses	0.22%	0.23%	0.24%	0.24%	0.24%
Net investment income	1.75%	2.26%	2.03%	1.68%	1.63%
Supplemental Data:
Net assets, end of year (000)	$406,029	$358,250	$295,297	$484,534	$449,961
Portfolio turnover	6%	7%	4%	2%	2%

Financial Highlights
(For a share outstanding throughout each period)

	Mid/Small Company Index Class I
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$12.35	$9.17	$16.23	$16.52	$14.99
Income from investment operations:
Net investment income	0.13	0.13	0.18	0.16	0.16
Net realized and unrealized gain (loss)	3.31	3.19	(6.46)	0.68	2.09

Total from investment operations	3.44	3.32	(6.28)	0.84	2.25

Less distributions:
From net investment income	(0.12)	(0.14)	(0.18)	(0.20)	(0.12)
From net realized gain	(0.28)	—	(0.59)	(0.93)	(0.60)
Return of capital	—	—	(0.01)	—	—

Total distributions	(0.40)	(0.14)	(0.78)	(1.13)	(0.72)

Net Asset Value, end of year	$15.39	$12.35	$9.17	$16.23	$16.52

Total return	27.93%	36.19%	(38.57)%	4.98%	14.99%
Ratios to Average Net Assets:
Expenses	0.45%	0.48%	0.50%	0.50%	0.51%
Net investment income	1.16%	1.46%	1.47%	1.16%	1.04%
Supplemental Data:
Net assets, end of year (000)	$243,794	$134,165	$82,628	$105,496	$78,663
Portfolio turnover	14%	25%	15%	18%	20%

	Mid/Small Company Index Class II
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$11.73	$8.71	$15.48	$15.80	$14.36
Income from investment operations:
Net investment income	0.15	0.17	0.23	0.22	0.20
Net realized and unrealized gain (loss)	3.14	3.00	(6.20)	0.61	2.00

Total from investment operations	3.29	3.17	(5.97)	0.83	2.20

Less distributions:
From net investment income	(0.14)	(0.15)	(0.20)	(0.22)	(0.16)
From net realized gain	(0.28)	—	(0.59)	(0.93)	(0.60)
Return of capital	—	—	(0.01)	—	—

Total distributions	(0.42)	(0.15)	(0.80)	(1.15)	(0.76)

Net Asset Value, end of year	$14.60	$11.73	$8.71	$15.48	$15.80

Total return	28.15%	36.47%	(38.44)%	5.20%	15.24%
Ratios to Average Net Assets:
Expenses	0.25%	0.28%	0.30%	0.30%	0.31%
Net investment income	1.35%	1.66%	1.63%	1.36%	1.24%
Supplemental Data:
Net assets, end of year (000)	$161,178	$97,453	$71,965	$121,950	$106,900
Portfolio turnover	14%	25%	15%	18%	20%

Financial Highlights
(For a share outstanding throughout each period)

	Overseas Equity Index Class I
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$10.30	$8.20	$14.80	$13.79	$11.26
Income from investment operations:
Net investment income	0.23	0.22	0.39	0.35	0.21
Net realized and unrealized gain (loss)	0.52	2.12	(6.61)	1.05	2.64

Total from investment operations	0.75	2.34	(6.22)	1.40	2.85

Less distributions:
From net investment income	(0.23)	(0.24)	(0.32)	(0.38)	(0.32)
From net realized gain	—	—	(0.06)	(0.01)	—

Total distributions	(0.23)	(0.24)	(0.38)	(0.39)	(0.32)

Net Asset Value, end of year	$10.82	$10.30	$8.20	$14.80	$13.79

Total return	7.37%	28.63%	(42.05)%	10.17%	25.35%
Ratios to Average Net Assets:
Expenses	0.56%	0.59%	0.63%	0.63%	0.73%
Net investment income	2.27%	2.61%	3.07%	2.36%	2.15%
Supplemental Data:
Net assets, end of year (000)	$57,649	$52,937	$36,021	$70,723	$55,259
Portfolio turnover	2%	5%	6%	5%	3%

	Overseas Equity Index Class II
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$9.69	$7.72	$13.98	$13.06	$10.67
Income from investment operations:
Net investment income	0.23	0.23	0.39	0.35	0.25
Net realized and unrealized gain (loss)	0.50	2.00	(6.25)	0.99	2.48

Total from investment operations	0.73	2.23	(5.86)	1.34	2.73

Less distributions:
From net investment income	(0.26)	(0.26)	(0.34)	(0.41)	(0.34)
From net realized gain	—	—	(0.06)	(0.01)	—

Total distributions	(0.26)	(0.26)	(0.40)	(0.42)	(0.34)

Net Asset Value, end of year	$10.16	$9.69	$7.72	$13.98	$13.06

Total return	7.54%	28.94%	(41.90)%	10.30%	25.64%
Ratios to Average Net Assets:
Expenses	0.36%	0.39%	0.43%	0.43%	0.53%
Net investment income	2.45%	2.83%	3.27%	2.56%	2.37%
Supplemental Data:
Net assets, end of year (000)	$149,208	$128,002	$92,719	$178,661	$107,963
Portfolio turnover	2%	5%	6%	5%	3%

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Savings Oriented
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$23.22	$20.58	$24.70	$24.70	$24.23
Income from investment operations:
Net investment income	0.46	0.49	0.73	0.88	0.84
Net realized and unrealized gain (loss)	1.11	2.64	(3.63)	0.63	0.83

Total from investment operations	1.57	3.13	(2.90)	1.51	1.67

Less distributions:
From net investment income	(0.47)	(0.48)	(0.70)	(0.96)	(0.86)
From net realized gain	—	(0.01)	(0.52)	(0.55)	(0.34)

Total distributions	(0.47)	(0.49)	(1.22)	(1.51)	(1.20)

Net Asset Value, end of year	$24.32	$23.22	$20.58	$24.70	$24.70

Total return	6.78%	15.18%	(11.67)%	6.15%	6.90%
Ratios to Average Net Assets:
Expenses	0.14%	0.16%	0.16%	0.15%	0.15%
Net investment income	1.97%	2.36%	2.88%	3.66%	3.36%
Supplemental Data:
Net assets, end of year (000)	$338,533	$307,297	$255,970	$311,455	$292,287
Portfolio turnover	25%	7%	18%	27%	11%

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Conservative Growth
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$22.13	$19.04	$24.62	$24.48	$23.24
Income from investment operations:
Net investment income	0.40	0.44	0.58	0.68	0.69
Net realized and unrealized gain (loss)	1.50	3.08	(4.92)	0.92	1.26

Total from investment operations	1.90	3.52	(4.34)	1.60	1.95

Less distributions:
From net investment income	(0.41)	(0.43)	(0.53)	(0.75)	(0.71)
From net realized gain	—	—	(0.71)	(0.71)	—

Total distributions	(0.41)	(0.43)	(1.24)	(1.46)	(0.71)

Net Asset Value, end of year	$23.62	$22.13	$19.04	$24.62	$24.48

Total return	8.60%	18.50%	(17.56)%	6.57%	8.38%
Ratios to Average Net Assets:
Expenses	0.13%	0.15%	0.15%	0.14%	0.15%
Net investment income	1.80%	2.20%	2.40%	2.99%	2.86%
Supplemental Data:
Net assets, end of year (000)	$586,912	$528,183	$449,433	$597,775	$549,966
Portfolio turnover	23%	13%	19%	27%	9%

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Traditional Growth
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$20.28	$16.65	$24.04	$24.26	$22.46
Income from investment operations:
Net investment income	0.33	0.33	0.38	0.46	0.48
Net realized and unrealized gain (loss)	1.89	3.62	(6.53)	1.25	1.86

Total from investment operations	2.22	3.95	(6.15)	1.71	2.34

Less distributions:
From net investment income	(0.33)	(0.30)	(0.30)	(0.56)	(0.51)
From net realized gain	—	(0.02)	(0.94)	(1.37)	(0.03)

Total distributions	(0.33)	(0.32)	(1.24)	(1.93)	(0.54)

Net Asset Value, end of year	$22.17	$20.28	$16.65	$24.04	$24.26

Total return	10.95%	23.72%	(25.39)%	7.03%	10.42%
Ratios to Average Net Assets:
Expenses	0.12%	0.13%	0.13%	0.13%	0.13%
Net investment income	1.57%	1.86%	1.74%	2.23%	2.13%
Supplemental Data:
Net assets, end of year (000)	$1,495,757	$1,353,050	$1,072,076	$1,487,224	$1,331,012
Portfolio turnover	15%	8%	20%	28%	6%

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Long-Term Growth
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$19.30	$15.35	$24.26	$24.56	$22.16
Income from investment operations:
Net investment income	0.27	0.26	0.24	0.26	0.34
Net realized and unrealized gain (loss)	2.15	3.99	(7.81)	1.64	2.43

Total from investment operations	2.42	4.25	(7.57)	1.90	2.77

Less distributions:
From net investment income	(0.31)	(0.21)	(0.21)	(0.43)	(0.32)
From net realized gain	—	(0.09)	(1.13)	(1.77)	(0.05)

Total distributions	(0.31)	(0.30)	(1.34)	(2.20)	(0.37)

Net Asset Value, end of year	$21.41	$19.30	$15.35	$24.26	$24.56

Total return	12.54%	27.67%	(30.99)%	7.74%	12.50%
Ratios to Average Net Assets:
Expenses	0.12%	0.13%	0.13%	0.12%	0.13%
Net investment income	1.40%	1.63%	1.16%	1.57%	1.51%
Supplemental Data:
Net assets, end of year (000)	$1,848,430	$1,621,102	$1,203,596	$1,677,987	$1,470,918
Portfolio turnover	10%	5%	14%	27%	6%

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio All-Equity Growth
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$17.38	$13.07	$24.63	$25.88	$22.96
Income from investment operations:
Net investment income	0.16	0.18	0.11	0.04	0.15
Net realized and unrealized gain (loss)	2.43	4.41	(10.01)	1.98	3.19

Total from investment operations	2.59	4.59	(9.90)	2.02	3.34

Less distributions:
From net investment income	(0.16)	(0.15)	(0.12)	(0.21)	(0.19)
From net realized gain	—	(0.13)	(1.54)	(3.06)	(0.23)

Total distributions	(0.16)	(0.28)	(1.66)	(3.27)	(0.42)

Net Asset Value, end of year	$19.81	$17.38	$13.07	$24.63	$25.88

Total return	14.93%	35.07%	(39.86)%	7.75%	14.58%
Ratios to Average Net Assets:
Expenses	0.13%	0.14%	0.15%	0.14%	0.15%
Net investment income	0.95%	1.30%	0.57%	0.82%	0.71%
Supplemental Data:
Net assets, end of year (000)	$715,090	$591,533	$385,657	$597,973	$470,888
Portfolio turnover	6%	3%	7%	23%	6%

Financial Highlights
(For a share outstanding throughout each period)

	Milestone Retirement Income
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$9.81	$8.56	$10.61	$10.51	$10.14
Income from investment operations:
Net investment income	0.12	0.16	0.29	0.27	0.29
Net realized and unrealized gain (loss)	0.56	1.26	(1.76)	0.36	0.48

Total from investment operations	0.68	1.42	(1.47)	0.63	0.77

Less distributions:
From net investment income	(0.15)	(0.15)	(0.29)	(0.29)	(0.29)
From net realized gain	(0.01)	(0.02)	(0.29)	(0.24)	(0.11)

Total distributions	(0.16)	(0.17)	(0.58)	(0.53)	(0.40)

Net Asset Value, end of year	$10.33	$9.81	$8.56	$10.61	$10.51

Total return	6.93%	16.53%	(13.76)%	6.05%	7.52%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.18%	0.25%	0.27%	0.30%	0.53%
Expenses net of reimbursements/waivers, if any	0.18%	0.20%	0.07%	0.14%	0.16%
Net investment income before reimbursements/waivers	2.49%	2.29%	2.55%	3.48%	3.06%
Net investment income net of reimbursements/waivers, if any	2.49%	2.34%	2.74%	3.63%	3.43%
Supplemental Data:
Net assets, end of year (000)	$215,961	$76,683	$43,323	$54,573	$22,534
Portfolio turnover	25%	14%	36%	63%	25%

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2010
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$9.56	$8.27	$10.65	$10.85	$10.28
Income from investment operations:
Net investment income	0.10	0.18	0.23	0.27	0.24
Net realized and unrealized gain (loss)	0.71	1.29	(2.09)	0.42	0.68

Total from investment operations	0.81	1.47	(1.86)	0.69	0.92

Less distributions:
From net investment income	(0.13)	(0.14)	(0.23)	(0.30)	(0.25)
From net realized gain	—	(0.04)	(0.29)	(0.59)	(0.10)

Total distributions	(0.13)	(0.18)	(0.52)	(0.89)	(0.35)

Net Asset Value, end of year	$10.24	$9.56	$8.27	$10.65	$10.85

Total return	8.51%	17.71%	(17.34)%	6.43%	8.95%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.18%	0.22%	0.23%	0.24%	0.32%
Expenses net of reimbursements/waivers, if any	0.18%	0.19%	0.13%	0.18%	0.18%
Net investment income before reimbursements/waivers	2.11%	2.15%	2.31%	2.97%	2.74%
Net investment income net of reimbursements/waivers, if any	2.11%	2.17%	2.41%	3.02%	2.88%
Supplemental Data:
Net assets, end of year (000)	$217,770	$90,790	$65,043	$70,403	$48,483
Portfolio turnover	33%	20%	27%	58%	15%

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2015
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$9.53	$7.96	$11.13	$11.29	$10.44
Income from investment operations:
Net investment income	0.12	0.16	0.17	0.22	0.19
Net realized and unrealized gain (loss)	0.85	1.58	(2.80)	0.56	0.94

Total from investment operations	0.97	1.74	(2.63)	0.78	1.13

Less distributions:
From net investment income	(0.14)	(0.11)	(0.18)	(0.25)	(0.20)
From net realized gain	(0.01)	(0.06)	(0.36)	(0.69)	(0.08)

Total distributions	(0.15)	(0.17)	(0.54)	(0.94)	(0.28)

Net Asset Value, end of year	$10.35	$9.53	$7.96	$11.13	$11.29

Total return	10.20%	21.84%	(23.54)%	6.88%	10.87%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.15%	0.18%	0.19%	0.18%	0.24%
Expenses net of reimbursements/waivers, if any	0.15%	0.17%	0.14%	0.18%	0.17%
Net investment income before reimbursements/waivers	1.96%	2.06%	1.81%	2.57%	2.33%
Net investment income net of reimbursements/waivers, if any	1.96%	2.07%	1.85%	2.57%	2.39%
Supplemental Data:
Net assets, end of year (000)	$363,144	$185,989	$120,249	$138,535	$84,357
Portfolio turnover	15%	12%	21%	40%	10%

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2020
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$9.43	$7.83	$11.38	$11.52	$10.50
Income from investment operations:
Net investment income	0.14	0.16	0.13	0.20	0.18
Net realized and unrealized gain (loss)	0.92	1.68	(3.20)	0.63	1.07

Total from investment operations	1.06	1.84	(3.07)	0.83	1.25

Less distributions:
From net investment income	(0.14)	(0.16)	(0.14)	(0.23)	(0.18)
From net realized gain	(0.01)	(0.08)	(0.34)	(0.74)	(0.05)

Total distributions	(0.15)	(0.24)	(0.48)	(0.97)	(0.23)

Net Asset Value, end of year	$10.34	$9.43	$7.83	$11.38	$11.52

Total return	11.27%	23.43%	(26.86)%	7.17%	11.92%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.15%	0.18%	0.19%	0.20%	0.28%
Expenses net of reimbursements/waivers, if any	0.15%	0.17%	0.15%	0.19%	0.18%
Net investment income before reimbursements/waivers	1.93%	2.16%	1.50%	2.23%	2.05%
Net investment income net of reimbursements/waivers, if any	1.93%	2.17%	1.54%	2.24%	2.16%
Supplemental Data:
Net assets, end of year (000)	$344,033	$186,148	$112,440	$112,064	$62,402
Portfolio turnover	10%	7%	12%	40%	5%

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2025
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$9.28	$7.58	$11.55	$11.72	$10.58
Income from investment operations:
Net investment income	0.13	0.14	0.10	0.16	0.15
Net realized and unrealized gain (loss)	1.00	1.78	(3.57)	0.68	1.19

Total from investment operations	1.13	1.92	(3.47)	0.84	1.34

Less distributions:
From net investment income	(0.12)	(0.14)	(0.11)	(0.20)	(0.16)
From net realized gain	(0.02)	(0.08)	(0.39)	(0.81)	(0.04)

Total distributions	(0.14)	(0.22)	(0.50)	(1.01)	(0.20)

Net Asset Value, end of year	$10.27	$9.28	$7.58	$11.55	$11.72

Total return	12.25%	25.40%	(29.90)%	7.17%	12.70%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.16%	0.19%	0.21%	0.22%	0.33%
Expenses net of reimbursements/waivers, if any	0.16%	0.18%	0.15%	0.18%	0.18%
Net investment income before reimbursements/waivers	1.77%	2.03%	1.17%	1.98%	1.81%
Net investment income net of reimbursements/waivers, if any	1.77%	2.04%	1.22%	2.02%	1.96%
Supplemental Data:
Net assets, end of year (000)	$267,155	$146,397	$81,317	$83,891	$48,804
Portfolio turnover	7%	5%	11%	38%	4%

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2030
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$9.26	$7.45	$11.75	$11.88	$10.64
Income from investment operations:
Net investment income	0.12	0.13	0.08	0.14	0.14
Net realized and unrealized gain (loss)	1.09	1.90	(3.92)	0.70	1.30

Total from investment operations	1.21	2.03	(3.84)	0.84	1.44

Less distributions:
From net investment income	(0.12)	(0.13)	(0.09)	(0.18)	(0.15)
From net realized gain	(0.01)	(0.09)	(0.37)	(0.79)	(0.05)

Total distributions	(0.13)	(0.22)	(0.46)	(0.97)	(0.20)

Net Asset Value, end of year	$10.34	$9.26	$7.45	$11.75	$11.88

Total return	13.11%	27.33%	(32.54)%	7.11%	13.52%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.16%	0.20%	0.23%	0.26%	0.51%
Expenses net of reimbursements/waivers, if any	0.16%	0.19%	0.16%	0.20%	0.18%
Net investment income before reimbursements/waivers	1.53%	1.89%	1.01%	1.78%	1.43%
Net investment income net of reimbursements/waivers, if any	1.53%	1.90%	1.07%	1.85%	1.76%
Supplemental Data:
Net assets, end of year (000)	$211,155	$121,219	$66,183	$61,465	$26,007
Portfolio turnover	7%	4%	10%	43%	3%

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2035
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$9.10	$7.21	$11.83	$11.98	$10.69
Income from investment operations:
Net investment income	0.10	0.13	0.08	0.12	0.13
Net realized and unrealized gain (loss)	1.20	1.98	(4.23)	0.75	1.36

Total from investment operations	1.30	2.11	(4.15)	0.87	1.49

Less distributions:
From net investment income	(0.10)	(0.13)	(0.08)	(0.17)	(0.13)
From net realized gain	(0.02)	(0.09)	(0.39)	(0.85)	(0.07)

Total distributions	(0.12)	(0.22)	(0.47)	(1.02)	(0.20)

Net Asset Value, end of year	$10.28	$9.10	$7.21	$11.83	$11.98

Total return	14.33%	29.22%	(34.91)%	7.25%	14.00%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.19%	0.25%	0.31%	0.40%	0.76%
Expenses net of reimbursements/waivers, if any	0.19%	0.22%	0.19%	0.20%	0.18%
Net investment income (loss) before reimbursements/waivers	1.35%	1.92%	0.90%	1.60%	1.04%
Net investment income net of reimbursements/waivers, if any	1.35%	1.95%	1.03%	1.80%	1.62%
Supplemental Data:
Net assets, end of year (000)	$133,121	$76,875	$37,375	$34,831	$16,418
Portfolio turnover	7%	4%	9%	40%	10%

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2040
	For the Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, beginning of year	$9.07	$7.10	$11.85	$11.91	$10.68
Income from investment operations:
Net investment income	0.10	0.13	0.08	0.11	0.12
Net realized and unrealized gain (loss)	1.25	2.05	(4.38)	0.75	1.39

Total from investment operations	1.35	2.18	(4.30)	0.86	1.51

Less distributions:
From net investment income	(0.10)	(0.13)	(0.08)	(0.16)	(0.13)
From net realized gain	(0.02)	(0.08)	(0.37)	(0.76)	(0.15)

Total distributions	(0.12)	(0.21)	(0.45)	(0.92)	(0.28)

Net Asset Value, end of year	$10.30	$9.07	$7.10	$11.85	$11.91

Total return	14.91%	30.70%	(36.13)%	7.23%	14.14%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.18%	0.23%	0.32%	0.43%	1.11%
Expenses net of reimbursements/waivers, if any	0.18%	0.21%	0.19%	0.19%	0.18%
Net investment income (loss) before reimbursements/waivers	1.20%	2.05%	0.92%	1.61%	0.90%
Net investment income net of reimbursements/waivers, if any	1.20%	2.06%	1.05%	1.85%	1.83%
Supplemental Data:
Net assets, end of year (000)	$132,306	$91,348	$38,001	$32,882	$12,699
Portfolio turnover	21%	4%	11%	47%	24%

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2045
	For the
	Period from
	January 4,
	2010* to
	December 31,
	2010

Net Asset Value, beginning of year	$10.00
Income from investment operations:
Net investment income	0.10
Net realized and unrealized gain (loss)	1.36

Total from investment operations	1.46

Less distributions:
From net investment income	(0.10)
From net realized gain	(0.03)

Total distributions	(0.13)

Net Asset Value, end of year	$11.33

Total return	14.62	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.87	%†
Expenses net of reimbursements/waivers, if any	0.34	%†
Net investment income (loss) before reimbursements/waivers	1.67	%†
Net investment income net of reimbursements/waivers, if any	2.19	%†
Supplemental Data:
Net assets, end of year (000)	$22,363
Portfolio turnover	8	%††

*	Commencement of operations

††	Not annualized

†	Annualized

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The SAI includes additional information about The Vantagepoint Funds. The SAI has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

Additional information about the Funds’ investments is available in the annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

You can obtain a free copy of the SAI and the most recent annual or semi-annual report by calling 800-669-7400. You may also call 800-669-7400 to request other information or to make shareholder inquiries. The SAI, annual and semi-annual reports are also available, free of charge, on The Vantagepoint Funds’ website at www.icmarc.org.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or from the EDGAR Database on the SEC’s website
(www.sec.gov). Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Copies of this information may be obtained upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Investment Company Act file number: 811-08941

BRC000-072-201105-181

This Prospectus is printed entirely on recycled paper.

PART C
OTHER INFORMATION
Item 23. Exhibits

(b)	Exhibits

(a)	Agreement and Declaration of Trust of The Vantagepoint Funds (the “Registrant” or the “Trust”) incorporated herein by reference to Exhibit (a) of Pre-Effective Amendment No. 1, filed on December 22, 1998.

(a)(1)	Amendment No. 1 to the Agreement and Declaration of Trust, is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(a)(2)	Amendment No. 2 to the Agreement and Declaration of Trust, is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(b)	By-Laws of Registrant incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1, filed on December 22, 1998.

(b)(1)	Amended By-Laws of Registrant are, incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(c)	Not applicable.

(d)(1)	Master Investment Advisory Agreement between Registrant and Vantagepoint Investment Advisors, LLC (“VIA”) incorporated herein by reference to of Pre-Effective Amendment No. 3, filed on April 26, 1999.

(d)(2)	Second Master Investment Advisory Agreement between VIA and the Registrant on behalf of the Milestone Funds, is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(3)	Amendment to Master Investment Advisory Agreement dated July 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(4)	Fee Waiver Agreement re: Milestone Funds is incorporated herein by reference to Post Effective Amendment No. 24 filed on April 29, 2008

(d)(5)	Subadvisory Agreement — Capital Guardian Trust Company re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(6)	Amendment No. 2 to Subadvisory Agreement — Capital Guardian Trust Company re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(7)	Subadvisory Agreement — Capital Guardian Trust Company dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(8)	Subadvisory Agreement — Fidelity Management Trust Company re: Growth Fund incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(9)	Amendment No. 2 to Subadvisory Agreement — Fidelity Management Trust Company re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(10)	Subadvisory Agreement -Tukman Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(11)	Amendment No. 2 to Subadvisory Agreement — Tukman Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(12)	Amendment No. 3 to Subadvisory Agreement —Tukman Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(13)	Subadvisory Agreement — Brown Capital Management, Inc. re: Growth Fund is incorporated herein by reference to exhibit (d)(12) of Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(14)	Amendment No. 2 to Subadvisory Agreement — Brown Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(15)	Subadvisory Agreement — Capital Guardian Trust Company re: Growth & Income Fund incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(16)	Amendment No. 2 to Subadvisory Agreement — Capital Guardian Trust Company re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(17)	Subadvisory Agreement — Capital Guardian Trust Company re: Growth & Income Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(18)	Subadvisory Agreement — Barrow, Hanley, Mewhinney & Strauss, Inc. re: Equity Income Fund incorporated herein by reference Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(19)	Amendment No. 2 to Subadvisory Agreement — Barrow, Hanley, Mewhinney & Strauss, Inc. re: Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(20)	Subadvisory Agreement — Barrow, Hanley, Mewhinney &Strauss, Inc. re: Equity Income Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(21)	Subadvisory Agreement — T. Rowe Price Associates re: the Equity Income Fund incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(22)	Amendment No. 2 to Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(23)	Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Equity Income Fund dated 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(24)	Subadvisory Agreement — Mellon Capital Management re: the Asset Allocation Fund incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(25)	Amendment No. 2 to Subadvisory Agreement — Mellon Capital Management Corporation re: the Asset Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(26)	Amendment No. 3 to the Subadvisory Agreements — Mellon Capital Management relating to Core Bond Index Fund, US Government Securities Fund and Overseas Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 17 filed on February 28, 2007.

(d)(27)	Subadvisory Agreement -Payden & Rygel re: Short-Term Bond Fund is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(28)	Amendment No. 2 to Subadvisory Agreement — Payden & Rygel re: Short-Term Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(29)	Subadvisory Agreement — Payden & Rygel re: Short-Term Bond Fund —dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(30)	Subadvisory Agreement — Southeastern Asset Management, Inc. re: the Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(31)	Amendment No. 2 to Subadvisory Agreement — Southeastern Asset Management, Inc. re: the Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(32)	Amendment to Subadvisory Agreement — Southeastern Asset Management, Inc. dated December 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(33)	Subadvisory Agreement — Peregrine Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(34)	Amendment to Subadvisory Agreement — Peregrine Capital Management, Inc. re: the Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(35)	Subadvisory Agreement — Southeastern Asset Management, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(36)	Amendment No. 2 to Subadvisory Agreement — Southeastern Asset Management, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(37)	Amendment to Subadvisory Agreement — Southeastern Asset Management, Inc. dated February 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(38)	Subadvisory Agreement — Wellington Management Company, LLP Re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(39)	Amendment to Subadvisory Agreement — Wellington Management Company, LLP re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(40)	Subadvisory Agreement — Artisan Partners Limited Partnership re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on April 30, 2003.

(d)(41)	Amendment No. 2 to Subadvisory Agreement — Artisan Partners Limited Partnership re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(42)	Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(43)	Amendment to the Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(44)	Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Aggressive Opportunities Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(45)	Subadvisory Agreement — Mellon Capital Management Corporation. re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No.10 filed on March 2, 2004

(d)(46)	Amendment to the Subadvisory Agreement — Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(47)	Subadvisory Agreement — Mellon Capital Management Corporation. re: Broad Market Index Fund is incorporated herein by reference to exhibit (d)(37) of Post-Effective Amendment No. 9 filed on March 2, 2004

(d)(48)	Amendment to the Subadvisory Agreement — Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(49)	Subadvisory Agreement — Mellon Capital Management Corporation. re: Overseas Equity Index is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004.

(d)(50)	Amendment to the Subadvisory Agreement — Mellon Capital Management Corporation re: Overseas Equity Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(51)	Subadvisory Agreement — Mellon Capital Management Corporation. re: Core Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004.

(d)(52)	Amendment to the Subadvisory Agreement — Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(53)	Subadvisory Agreement — Mellon Capital Management Corporation re: S&P 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004.

(d)(54)	Amendment to the Subadvisory Agreement — Mellon Capital Management re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(55)	Subadvisory Agreement — Mellon Capital Management Corporation re: US Government Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004.

(d)(56)	Amendment to the Subadvisory Agreement — Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(57)	Subadvisory Agreement — STW Fixed Income Management Ltd. re: the Short-Term Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(58)	Subadvisory Agreement — Wellington Management Company, LLP re: Growth & Income Fund incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(59)	Amendment No. 2 to the Subadvisory Agreement — Wellington Management Company, LLP re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(60)	Subadvisory Agreement — Wellington Management Company, LLP re: Growth & Income Fund dated February 9, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(61)	Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(62)	Amendment No. 2 to the Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(63)	Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Growth & Income Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(64)	Form of Amendment to Subadvisory Agreements is incorporated herein by reference to Post-Effective Amendment No. 9 filed on April 30, 2003.

(d)(65)	Subadvisory Agreement — Legg Mason Capital Management, Inc. re: Growth Fund dated May 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(66)	Subadvisory Agreement — Goldman Sachs Asset Management L.P. re: Growth Fund dated May 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(67)	Subadvisory Agreement — Westfield Capital Management, LLC re: Growth Fund dated May 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(68)	Subadvisory Agreement — Walter Scott & Partners, Limited re: International Fund dated January 3, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(69)	Revised Subadvisory Agreement —Walter Scott & Partners, Limited re: International Fund dated October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on February 28, 2007.

(d)(70)	Subadvisory Agreement — GlobeFlex Capital, L.P. re: International Fund dated January 3, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(71)	Subadvisory Agreement — Legg Mason Capital Management, Inc. re: Aggressive Opportunities Fund dated January 25, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(72)	Subadvisory Agreement — TimesSquare Capital Management, LLC dated January 25, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(73)	Amendment to Subadvisory Agreement —Peregrine Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(74)	Subadvisory Agreement — Fischer Francis Trees & Watts, Inc. re: Inflation Protected Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(d)(75)	Subadvisory Agreement — Pacific Investment Management Company, LLC re: Inflation Protected Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(d)(76)	Subadvisory Agreement — Wellington Management Company, LLP re: Discovery Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(77)	Subadvisory Agreement — Payden & Rygel re: Discovery Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(78)	Subadvisory Agreement — Goldman Sachs Asset Management, L.P. re: Select Value Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(79)	Subadvisory Agreement — Systematic Financial Management L.P. re: Select Value Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(80)	Subadvisory Agreement — WEDGE Capital Management L.L.P. re: Select Value Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(81)	Subadvisory Agreement — Payden & Rygel re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(82)	Subadvisory Agreement — Mellon Capital Management Corporation re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(83)	Subadvisory Agreement — Drake Capital Management, LLC re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(84)	Subadvisory Agreement — Analytic Investors, Inc. re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(85)	Subadvisory Agreement — BlackRock Financial Management, Inc. re: the Inflation Protected Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(86)	Fee Waiver Agreement Payden & Rygel re: Diversified Assets Fund is incorporated by reference to Post-Effective Amendment No.24 filed on April 29, 2008.

(d)(87)	Subadvisory Agreement — Westfield Capital Management Company L.P. re: Growth Fund is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(88)	Subadvisory Agreement — D.G. Capital Management Trust re: Growth Fund is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(89)	Subadvisory Agreement — Columbus Circle Investors re: Growth Fund is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(90)	Subadvisory Agreement — Artisan Partners Limited Partnership re: Select Value is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(91)	Subadvisory Agreement — Fiduciary Management, Inc. re: Growth & Income Fund is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(92)	Amendment No. 1 to Subadvisory Agreement — Payden & Rygel re: Diversified Assets Fund dated April 3, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(93)	Amendment to Subadvisory Agreement — Legg Mason Capital Management, Inc. re: Aggressive Opportunities Fund dated January 9, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(94)	Amendment to Subadvisory Agreement — Legg Mason Capital Management, Inc. re: Aggressive Opportunities Fund dated January 9, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(95)	Amendment to Subadvisory Agreement — Legg Mason Capital Management re: Growth Fund dated January 9, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(96)	Amendment to Subadvisory Agreement — Mellon Capital Management Corporation re: Diversified Assets Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(97)	Amendment to Subadvisory Agreement — Mellon Capital Management Corporation re: S&P 500 Stock Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(98)	Amendment No. 3 to Subadvisory Agreement — Mellon Capital Management Corporation re: Asset Allocation Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(99)	Amendment No. 3 to Subadvisory Agreement — Mellon Capital Management Corporation re: Broad Market Index Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(100)	Amendment No. 4 to Subadvisory Agreement — Mellon Capital Management Corporation re: Core Bond Index Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(101)	Amendment No. 3 to Subadvisory Agreement — Mellon Capital Management Corporation re: Mid/Small Company Index Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(102)	Amendment No. 4 to Subadvisory Agreement — Mellon Capital Management Corporation re: Overseas Equity Index Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(103)	Amendment No. 4 to Subadvisory Agreement — Southeastern Asset Management, Inc. re: Equity Income Fund dated January 19, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(104)	Amendment to Subadvisory Agreement — TimeSquare Capital Management, LLC re: Aggressive Opportunities Fund dated January 9, 2009 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(105)	Amendment No. 4 to Subadvisory Agreement — Tukman Grossman Capital Management, Inc.re: Growth Fund is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(106)	Amended & Restated Master Investment Advisory Agreement dated December 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(d)(107)	Amendment to Second Master Investment Advisory Agreement dated December 29, 2005 is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(d)(108)	Amendment to Second Master Investment Advisory Agreement dated October 26, 2007 is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(d)(109)	Amendment to Subadvisory Agreement with STW Fixed Income Management Ltd is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(d)(110)	Amendment to Second Master Investment Advisory Agreement effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(d)(111)	Fee Waiver Agreement re: Milestone 2045 Fund effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(d)(112)	Amendment No. 2 to Subadvisory Agreement — Payden & Rygel re: Diversified Assets Fund dated September 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(d)(113)	Subadvisory Agreement — Mondrian Investment Partners Limited re: International Fund effective October 12, 2009 is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(d)(114)	Subadvisory Agreement — Calamos Advisors LLC re: Diversified Assets Fund effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(d)(115)	Subadvisory Agreement — Shenkman Capital Management, Inc. re: Diversified Assets Fund effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(d)(116)	Revised Fee Schedule — Artisan Partners Holding, LLP (formerly Artisan Partners Limited Partnership) Re: International Fund dated April 1, 2010 is incorporated herein by reference to Post-Effective Amendment #30, filed on April 28, 2010.

(d)(117)	Assignment, Assumption and Consent Agreement — Artisan Partners Holding LLP re: International Fund dated June 17, 2009 is incorporated herein by reference to Post-Effective Amendment #30, filed on April 28, 2010.

(d)(118)	Assignment, Assumption and Consent Agreement — Artisan Partners Holding LLP re: Select Value Fund dated June 17, 2009 is incorporated herein by reference to Post-Effective Amendment #30, filed on April 28, 2010.

(d)(119)	Subadvisory Agreement — Wellington Capital Management LLP re: Aggressive Opportunities Fund dated May 1, 2010 is incorporated herein by reference to Post-Effective Amendment #30, filed on April 28, 2010.

(d)(120)	Amendment to Master Investment Advisory Agreement dated December 4, 2010 is incorporated herein by reference to Post-Effective Amendment #31, filed on April 27, 2011.

(d)(121)	Amendment to Schedule to Master Investment Advisory Agreement dated March 26, 2011 is incorporated herein by reference to Post-Effective Amendment #31, filed on April 27, 2011.

(d)(122)	Amendment to Subadvisory Agreement — D.G. Capital Investment Trust re: Growth Fund dated March 1, 2011 is incorporated herein by reference to Post-Effective Amendment #31, filed on April 27, 2011.

(d)(123)	Amendment to Subadvisory Agreement— Barrow, Hanley, Mewhinney & Strauss LLC re: Equity Income Fund dated May 1, 2011 is incorporated herein by reference to Post-Effective Amendment #31, filed on April 27, 2011.

(d)(124)	Amendment to Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Equity Income Fund dated May 1, 2011 is filed herewith.

(d)(125)	Subadvisory Agreement — Mondrian Investment Partners Limited re: International Fund dated July 12, 2011 is filed herewith.

(d)(126)	Subadvisory Agreement — Atlanta Capital Management Company, LLC re: Growth Fund dated January 23, 2012 is filed herewith.

(d)(127)	Subadvisory Agreement — Victory Capital Management Inc. re: Growth Fund dated January 23, 2012 is filed herewith.

(d)(128)	Amendment to Subadvisory Agreement — GlobeFlex Capital, LP re: International Fund dated March 1, 2011 is filed herewith.

(e)	Distribution Agreement between the Registrant and ICMA-RC Services LLC incorporated herein by reference to Pre-Effective Amendment No. 3, filed on April 26, 1999.

(e)(1)	Amendment to Distribution Agreement effective August 29, 2002 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(f)	Not applicable.

(g)(1)	Custody Agreement between Registrant and Investors Bank & Trust is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(g)(2)	Amendment to Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 16 filed on April 29, 2005.

(g)(3)	Domestic Custody Agreement between The Vantagepoint Funds and JP Morgan Chase Bank, N.A. is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(g)(4)	Global Custody Rider to Domestic Custody Agreement between The Vantagepoint Funds and JPMorgan Chase Bank, N.A.(“JPM”) is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(g)(5)	Amendment to Domestic Custody Agreement and Global Custody Rider dated September 12, 2008 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(g)(6)	Amendment to Domestic Custody Agreement and Global Custody Rider dated September 28, 2009 is incorporated by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(g)(7)	Amendment to Domestic Custody Agreement dated December 10, 2009 is incorporated by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(g)(8)	Amendment to Domestic Custody Agreement effective January 4, 2010 is incorporated by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(g)(9)	Amendment to Domestic Custody Agreement and Global Custody Rider dated April 1, 2011dated April 1, 2011 is incorporated herein by reference to Post-Effective Amendment #31, filed on April 27, 2011.

(h)(1)	Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(h)(2)	Amendment to the Transfer Agency Agreement between Registrant and Vantagepoint Transfer Agents, LLC (“VTA”) is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(h)(3)	Sub-Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(h)(4)	Amendment to the Sub-Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 16 filed on April 29, 2005.

(h)(5)	Sub-Transfer Agent Service Agreement between VTA and JPM dated May 5, 2008 is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(h)(6)	Transfer Agency Agreement Amendment effective August 29, 2002 is hereby incorporated by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(h)(7)	Amendment to Appendix A of the Transfer Agency Agreement dated October 26, 2007 is hereby incorporated by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(h)(8)	Amendment to Appendix A of the Transfer Agency Agreement effective January 4, 2010 is hereby incorporated by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(h)(9)	Amendment to Appendix A of the Transfer Agency Agreement effective March 26, 2011 is incorporated herein by reference to Post-Effective Amendment #31, filed on April 27, 2011.

(i)	Not Applicable

(j)	Not Applicable

(k)	Not applicable.

(l)	Purchase Agreement incorporated herein by reference to Pre-Effective Amendment No. 3, filed on April 26, 1999.

(m)	Not applicable.

(n)	Not applicable.

(o)(1)	Rule 18f-3 Plan amended August 30, 2004, incorporated by reference to Post-Effective Amendment No.12 filed September 23, 2004.

(p)(1)	The Vantagepoint Funds’ Policy on Personal Investment Activity and Prevention of the Misuse of Inside Information amended on June 27, 2008, is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(p)(2)	Code of Ethics for Brown Capital Management, Inc. is incorporated herein by reference to Post-Effective No. 16 filed on April 29, 2005.

(p)(3)	Code of Ethics for Payden & Rygel Investment Counsel is incorporated herein by reference to Post-Effective No. 16 filed on April 29, 2005.

(p)(4)	Code of Ethics for Tukman Capital Management, Inc. is incorporated herein by reference to Post-Effective No. 16 filed on April 29, 2005.

(p)(5)	Code of Ethics for Barrow, Hanley, Mewhinney & Strauss, LLC is filed herewith.

(p)(6)	Code of Ethics for Capital Guardian Trust Company is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(7)	Code of Ethics for Fidelity Management Trust Company is incorporated herein by reference to Post-Effective No. 14 filed on February 22, 2005.

(p)(8)	Code of Ethics for Mellon Capital Management Corporation is incorporated herein by reference to Post-Effective No. 14 filed on February 22, 2005.

(p)(9)	Code of Ethics for T. Rowe Price Associates, Inc. is filed herewith.

(p)(10)	Code of Ethics for Wellington Management Company, LLP is incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(p)(11)	Code of Ethics for Southeastern Asset Management, Inc. is incorporated herein by reference to Post-Effective Amendment #31, filed on April 27, 2011.

(p)(12)	Code of Ethics for Peregrine Capital Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(p)(13)	Code of Ethics for Artisan Partners Limited Partnership, is filed herewith.

(p)(14)	Code of Ethics for STW Fixed Income Management LLC is filed herewith.

(p)(15)	Code of Ethics of GlobeFlex Capital, L.P. is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(p)(16)	Code of Ethics of Legg Mason Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(17)	Code of Ethics for Goldman Sachs Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(18)	Code of Ethics for Walter Scott & Partners Limited is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(p)(19)	Code of Ethics for Westfield Capital Management Company, LP is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(20)	Code of Ethics for Pacific Investment Management Company, LLC is in incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(p)(21)	Code of Ethics for Fisher Francis Trees & Watts, Inc. is incorporated herein by reference to Post-Effective Amendment No. 18 filed on February 28, 2007

(p)(22)	Code of Ethics for TimesSquare Capital Management is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(23)	Code of Ethics for Analytic Investors, LLC is incorporated herein by reference to Post-Effective Amendment No. 30 filed on April 28, 2011.

(p)(24)	Code Ethics for Systematic Financial Management L.P. is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(p)(25)	Code of Ethics of Drake Partners LLC is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(p)(26)	Code of Ethics of WEDGE Capital Management L.L.P is filed herewith.

(p)(27)	Code of Ethics of BlackRock Financial Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(p)(28)	Code of Ethics of DG Capital Management Trust is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(p)(29)	Code of Ethics of Columbus Circle Investors is filed herewith.

(p)(30)	Code of Ethics of Fiduciary Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(p)(31)	Code of Ethics of Westfield Capital Management Company is herein incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(p)(32)	Code of Ethics of Calamos Advisors LLC is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(p)(33)	Code of Ethics of Shenkman Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(p)(34)	Code of Ethics of Mondrian Investment Partners Limited is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(p)(35)	Code of Ethics of Atlanta Capital Management Company, LLC is filed herewith.

(p)(36)	Code of Ethics of Victory Capital Management Inc. is filed herewith.

Item 24.	Persons Controlled By or Under Common Control With Registrant
Not applicable.

Item 25.	Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a Director, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser
VIA, the investment adviser for the Funds, is wholly owned by ICMA Retirement Corporation, which is itself a registered investment adviser. ICMA Retirement Corporation also provides plan administration services to public sector Section 401 qualified retirement plans and public sector Section 457 deferred compensation plans.

Item 27.	Principal Underwriter
ICMA-RC Services LLC (“RC Services”) serves as distributor and principal underwriter. RC Services does not serve as distributor to any other investment company.

Names and Principal	Positions and Offices	Positions and Offices
Business Address	with Underwriter	with Fund
Joan W. McCallen	President	President
Elizabeth S. Glista	Treasurer & Chief Financial Officer	Treasurer & Chief Financial Officer
Angela C. Montez	Assistant Secretary	Secretary
Kathryn B. McGrath	Secretary	Assistant Secretary

Item 28.	Location of Accounts and Records
The books, accounts and other documentation required by Section 31(a) of the Investment Company Act of 1940 and the Rules under that Section will be maintained in the physical possession of Registrant, the Registrant’s investment adviser, VIA, and the Registrant’s transfer agent, VTA, which has a place of business at 777 North Capital Street, NE, Ste. 600, Washington, DC 20002, and the Registrant’s custodian, JPMorgan Chase Bank, N.A., which has a place of business at 3 Metro Tech Center, Brooklyn, New York 11245.

Item 29.	Management Services
Reference is made to the discussion in this Statement of Additional Information regarding ICMA Retirement Corporation, VIA, RC Services, and VTA under the heading “Investment Advisory and Other Services.”

Item 30.	Undertakings
None.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940,the Registrant has duly caused this Post-Effective Amendment No. 33 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on the 28th day of February, 2012. This Post-Effective Amendment to the Registration Statement may be executed in two or more counterparts, each of which shall be deemed an original, but all of which together shall together shall constitute one and the same instrument.

THE VANTAGEPOINT FUNDS

Joan W. McCallen, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

Joan W. McCallen	President

/s/ Elizabeth S. Glista Elizabeth S. Glista	Treasurer and Chief Financial Officer	February 28, 2012

*	Director	February 28, 2012
N. Anthony Calhoun

Director
George M. Chamberlain, Jr.

*	Director	February 28, 2012
Donna K. Gilding

*	Director	February 28, 2012

Arthur R. Lynch

Director
David R. Mora

*	Director	February 28, 2012
Timothy M. O’Brien

*	Director	February 28, 2012
Robin L. Wiessmann

*By	/s/ Angela C. Montez
Angela C. Montez
Attorney-in-Fact

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 33 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, Chadds Ford, PA. on the 29th day of February  , 2012. This Post-Effective Amendment to the Registration Statement may be executed in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

THE VANTAGEPOINT FUNDS

Joan W. McCallen, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

Joan W. McCallen	President	, 2012

Elizabeth S. Glista	Treasurer and Chief Financial Officer	, 2012

*	Director	, 2012
N. Anthony Calhoun

/s/ George M. Chamberlain, Jr. George M. Chamberlain, Jr.	Director	2.29, 2012

*	Director	, 2012
Donna K. Gilding

*	Director	, 2012
Arthur R. Lynch

David R. Mora	Director	, 2012

*	Director	, 2012
Timothy M. O’Brien

*	Director	, 2012
Robin L. Wiessmann

*By
Angela C. Montez
Attorney-in-Fact

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 33 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Alexandria, VA ,on the 28th day of February, 2012. This Post-Effective Amendment to the Registration Statement may be executed in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

THE VANTAGEPOINT FUNDS

/s/ Joan W. McCallen
Joan W. McCallen, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Joan W. McCallen Joan W. McCallen	President	February 28, 2012

Elizabeth S. Glista	Treasurer and Chief Financial Officer	, 2012

*	Director	, 2012
N. Anthony Calhoun

George M. Chamberlain, Jr.	Director	, 2012

*	Director	, 2012
Donna K. Gilding

*	Director	, 2012
Arthur R. Lynch

David R. Mora	Director	, 2012

*	Director	, 2012
Timothy M. O’Brien

*	Director	, 2012
Robin L. Wiessmann

*By Angela C. Montez
Attorney-in-Fact

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 33 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, Miami Beach, FL.. on the 1st day of March, 2012. This Post-Effective Amendment to the Registration Statement may be executed in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

THE VANTAGEPOINT FUNDS

Joan W. McCallen, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

Joan W. McCallen	President	, 2012

Elizabeth S. Glista	Treasurer and Chief Financial Officer	, 2012

*	Director	, 2012
N. Anthony Calhoun

George M. Chamberlain, Jr.	Director	, 2012

*	Director	, 2012
Donna K. Gilding

*	Director	, 2012
Arthur R. Lynch

/s/ David R. Mora David R. Mora	Director	March 1, 2012

*	Director	, 2012
Timothy M. O’Brien

*	Director	, 2012
Robin L. Wiessmann

*By
Angela C. Montez
Attorney-in-Fact

Exhibit Index
Post-Effective Amendment No. 33

(d)(124)	Amendment to Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Equity Income Fund

(d)(125)	Subadvisory Agreement — Mondrian Investment Partners Limited re: International Fund dated July 12, 2011

(d)(126)	Subadvisory Agreement — Atlanta Capital Management Company, LLC re: Growth Fund dated January 23, 2012

(d)(127)	Subadvisory Agreement — Victory Capital Management, Inc. re: Growth Fund dated January 23, 2012

(d)(128)	Amendment to Subadvisory Agreement — GlobeFlex Capital, LP re: International Fund dated March 1, 2011

(p)(5)	Code of Ethics for Barrow, Hanley, Mewhinney & Strauss, LLC

(p)(9)	Code of Ethics for T. Rowe Price Associates, Inc.

(p)(13)	Code of Ethics for Artisan Partners Limited Partnership

(p)(14)	Code of Ethics for STW Fixed Income Management LLC

(p)(26)	Code of Ethics of WEDGE Capital Management L.L.P

(p)(29)	Code of Ethics of Columbus Circle Investors

(p)(35)	Code of Ethics of Atlanta Capital Management Company, LLC

(p)(36)	Code of Ethics of Victory Capital Management Inc.